UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-03290
Name of Fund: BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund
BlackRock Basic Value V.I. Fund
BlackRock Capital Appreciation V.I. Fund
BlackRock Equity Dividend V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Global Opportunities V.I. Fund
BlackRock High Yield V.I. Fund
BlackRock International V.I. Fund
BlackRock Large Cap Core V.I. Fund
BlackRock Large Cap Growth V.I. Fund
BlackRock Large Cap Value V.I. Fund
BlackRock Money Market V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock U.S. Government Bond V.I. Fund
BlackRock Value Opportunities V.I. Fund
Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Variable
     Series Funds, Inc., 55 East 52nd Street, New York, NY 10055
Registrant’s telephone number, including area code: (800) 441-7762
Date of fiscal year end: 12/31/2011
Date of reporting period: 09/30/2011
Item 1 — Schedule of Investments

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 1.4%
General Dynamics Corp.	2,800	$159,292
Lockheed Martin Corp.	2,600	188,864
Northrop Grumman Corp.	300	15,648

		363,804

Airlines — 0.5%
Southwest Airlines Co.	16,800	135,072

Auto Components — 0.7%
Autoliv, Inc.	2,200	106,700
TRW Automotive Holdings Corp. (a)	2,100	68,733

		175,433

Beverages — 1.3%
The Coca-Cola Co.	300	20,268
Coca-Cola Enterprises, Inc.	6,200	154,256
Dr. Pepper Snapple Group, Inc.	4,300	166,754

		341,278

Biotechnology — 1.6%
Amgen, Inc.	4,000	219,800
Biogen Idec, Inc. (a)	2,000	186,300

		406,100

Chemicals — 1.1%
CF Industries Holdings, Inc.	1,000	123,390
LyondellBasell Industries NV, Class A	4,900	119,707
RPM International, Inc.	2,500	46,750

		289,847

Communications Equipment — 0.7%
Motorola Solutions, Inc.	4,214	176,567

Computers & Peripherals — 3.0%
Apple, Inc. (a)	700	266,826
Dell, Inc. (a)	12,800	181,120
QLogic Corp. (a)	6,500	82,420
Seagate Technology	10,500	107,940
Western Digital Corp. (a)	5,100	131,172

		769,478

Construction & Engineering — 0.8%
Chicago Bridge & Iron Co. NV	2,200	62,986
Fluor Corp.	2,900	134,995

		197,981

Consumer Finance — 0.9%
Capital One Financial Corp.	1,500	59,445
Discover Financial Services, Inc.	7,000	160,580

		220,025

Containers & Packaging — 0.2%
Sealed Air Corp.	2,800	46,760

Diversified Consumer Services — 1.0%
Apollo Group, Inc., Class A (a)	3,600	142,596
ITT Educational Services, Inc. (a)	2,100	120,918

		263,514

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	1,700	48,484
Level 3 Communications, Inc. (a)	64,000	95,360

		143,844

Food & Staples Retailing — 1.1%
The Kroger Co.	6,900	151,524
Safeway, Inc.	7,700	128,051

		279,575

Gas Utilities — 0.2%
Atmos Energy Corp.	1,500	48,675

Health Care Providers & Services — 6.1%
Aetna, Inc.	4,600	167,210
AmerisourceBergen Corp.	4,300	160,261
Cigna Corp.	2,900	121,626
Cardinal Health, Inc.	4,000	167,520
Humana, Inc.	2,200	160,006
Lincare Holdings, Inc.	5,500	123,750
McKesson Corp.	2,300	167,210
Tenet Healthcare Corp. (a)	28,300	116,879
UnitedHealth Group, Inc.	4,600	212,152
WellPoint, Inc.	2,800	182,784

		1,579,398

Household Durables — 0.6%
Tempur-Pedic International, Inc. (a)	2,800	147,308

Household Products — 0.2%
The Procter & Gamble Co.	1,000	63,180

IT Services — 1.0%
International Business Machines Corp.	600	105,018
The Western Union Co.	10,300	157,487

		262,505

Independent Power Producers & Energy Traders — 1.4%
The AES Corp. (a)	13,100	127,856
Constellation Energy Group, Inc.	3,700	140,822
NRG Energy, Inc. (a)	4,900	103,929

		372,607

Industrial Conglomerates — 0.2%
General Electric Co.	3,000	45,720

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
IO	Interest Only
LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
USD	US Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Insurance — 1.2%
ACE Ltd.	1,700	$103,020
Assurant, Inc.	1,700	60,860
Unum Group	7,300	153,008

		316,888

Internet & Catalog Retail — 0.6%
Expedia, Inc.	5,700	146,775

Internet Software & Services — 0.7%
Google, Inc., Class A (a)	50	25,719
Rackspace Hosting, Inc. (a)	4,200	143,388

		169,107

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc. (a)	4,000	125,000

Media — 2.6%
CBS Corp., Class B	7,200	146,736
DISH Network Corp. (a)	6,200	155,372
Gannett Co., Inc.	7,600	72,428
Interpublic Group of Cos., Inc.	15,200	109,440
Time Warner Cable, Inc.	2,800	175,476

		659,452

Metals & Mining — 0.5%
Alcoa, Inc.	13,800	132,066

Multi-Utilities — 0.6%
Ameren Corp.	5,300	157,781

Oil, Gas & Consumable Fuels — 4.4%
Chevron Corp.	900	83,268
ConocoPhillips	1,400	88,648
Exxon Mobil Corp.	4,100	297,783
HollyFrontier Corp.	4,582	120,140
Marathon Oil Corp.	6,500	140,270
Murphy Oil Corp.	2,800	123,648
Tesoro Corp. (a)	7,800	151,866
Valero Energy Corp.	7,400	131,572

		1,137,195

Paper & Forest Products — 0.8%
International Paper Co.	6,100	141,825
MeadWestvaco Corp.	3,100	76,136

		217,961

Personal Products — 0.6%
Herbalife Ltd.	2,900	155,440

Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	6,800	213,384
Eli Lilly & Co.	5,700	210,729
Forest Laboratories, Inc. (a)	4,900	150,871
Johnson & Johnson	900	57,339
Pfizer, Inc.	17,901	316,490

		948,813

Road & Rail — 0.3%
CSX Corp.	3,600	67,212

Semiconductors & Semiconductor Equipment — 5.7%
Altera Corp.	4,500	141,885
Applied Materials, Inc.	15,300	158,355
Cypress Semiconductor Corp. (a)	8,700	130,239
KLA-Tencor Corp.	4,200	160,776
Marvell Technology Group Ltd. (a)	10,300	149,659
Maxim Integrated Products, Inc.	7,000	163,310
NVIDIA Corp. (a)	11,400	142,500
Novellus Systems, Inc. (a)	5,200	141,752
Teradyne, Inc. (a)	12,700	139,827
Xilinx, Inc.	5,300	145,432

		1,473,735

Software — 3.5%
Activision Blizzard, Inc.	14,000	166,600
Autodesk, Inc. (a)	5,100	141,678
CA, Inc.	6,700	130,047
Fortinet, Inc. (a)	1,200	20,160
Microsoft Corp.	11,300	281,257
Symantec Corp. (a)	10,300	167,890

		907,632

Specialty Retail — 1.7%
GameStop Corp., Class A (a)	6,800	157,080
Limited Brands, Inc.	3,900	150,189
Williams-Sonoma, Inc.	4,300	132,397

		439,666

Textiles, Apparel & Luxury Goods — 0.3%
Coach, Inc.	1,300	67,379

Tobacco — 1.7%
Lorillard, Inc.	1,600	177,120
Philip Morris International, Inc.	4,300	268,234

		445,354

Wireless Telecommunication Services — 1.0%
MetroPCS Communications, Inc. (a)	15,200	132,392
Sprint Nextel Corp. (a)	43,300	131,632

		264,024

Total Common Stocks — 55.0%		14,160,151

Fixed Income Securities

	Par
Asset-Backed Securities	(000)

AmeriCredit Automobile Receivables Trust, Series 2011-2, Class C, 3.19%, 10/12/16	USD	30	30,059
Citibank Omni Master Trust, Series 2009-A8, Class A8, 2.33%, 5/16/16 (b)(c)		90	90,766
Countrywide Asset-Backed Certificates, Series 2004-5, Class A, 0.68%, 10/25/34 (c)		11	8,948

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities	(000)		Value

Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	15	$20,797
Lehman XS Trust, Series 2005-5N, Class 3A2, 0.59%, 11/25/35 (c)	USD	29	8,330
Morgan Stanley ABS Capital I, Series 2005-HE1, Class A2MZ, 0.53%, 12/25/34 (c)		8	6,425
Morgan Stanley Home Equity Loans, Series 2007-2, Class A1, 0.33%, 4/25/37 (c)		34	29,351
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.49%, 6/25/35 (c)		21	19,320
Scholar Funding Trust, Series 2011-A, Class A, 1.15%, 10/28/43 (b)(c)		99	95,570
Santander Consumer Acquired Receivables Trust (b):
Series 2011-S1A, Class B, 1.66%, 8/15/16		43	42,412
Series 2011-S1A, Class C, 2.01%, 8/15/16		42	41,217
Series 2011-WO, Class C, 3.19%, 10/15/15		20	20,264
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		25	24,967
Series 2010-2, Class C, 3.89%, 7/17/17		30	30,547
Series 2010-B, Class B, 2.10%, 9/15/14 (b)		20	19,990
Series 2010-B, Class C, 3.02%, 10/17/16 (b)		20	19,968
Series 2011-S1A, Class B, 1.48%, 5/15/17 (b)		44	43,925
Structured Asset Investment Loan Trust (c):
Series 2003-BC6, Class M1, 1.36%, 7/25/33		106	81,908
Series 2003-BC7, Class M1, 1.36%, 7/25/33		82	62,860
Series 2004-8, Class M4, 1.73%, 9/25/34		20	8,801
Structured Asset Securities Corp. (c):
Series 2004-23XS, Class 2A1, 0.53%, 1/25/35		22	14,310
Series 2005-GEL2, Class A, 0.51%, 4/25/35		7	6,254

Total Asset-Backed Securities — 2.8%			726,989

Corporate Bonds

Auto Components — 0.0%
BorgWarner, Inc., 4.63%, 9/15/20	10	10,756

Capital Markets — 1.1%
Credit Suisse AG, 5.40%, 1/14/20 USD	10	9,607
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13	35	36,367
3.70%, 8/01/15	20	19,582
3.63%, 2/07/16	102	99,305
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (a)(d)	25	12
Morgan Stanley:
4.00%, 7/24/15	100	94,260
5.50%, 7/28/21	32	29,640

		288,773

Chemicals — 0.1%
CF Industries, Inc., 7.13%, 5/01/20	25	28,469

Commercial Banks — 1.6%
BNP Paribas Home Loan Covered Bonds SA, 2.20%, 11/02/15 (b)	90	87,433
CIT Group, Inc., 7.00%, 5/01/17	25	24,587
Corporacion Andina de Fomento, 6.88%, 3/15/12	50	51,116
DnB NOR Boligkreditt, 2.10%, 10/14/16 (b)	200	202,408
Eksportfinans ASA, 5.50%, 5/25/16	25	29,338
VTB Capital SA, 6.55%, 10/13/20 (b)	20	18,300

		413,182

Construction Materials — 0.0%
Lafarge SA, 7.13%, 7/15/36	5	4,316

Consumer Finance — 0.2%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)	30	29,475
SLM Corp., 6.25%, 1/25/16	25	24,538

		54,013

Diversified Financial Services — 1.6%
Bank of America Corp., 5.63%, 7/01/20	25	23,027
Capital One Financial Corp.:
3.15%, 7/15/16	80	79,199
4.75%, 7/15/21	25	25,041
Citigroup, Inc.:
5.00%, 9/15/14	10	9,808
4.75%, 5/19/15	40	40,990
4.59%, 12/15/15	130	133,479
6.00%, 8/15/17	5	5,306
5.38%, 8/09/20	13	13,468
General Electric Capital Corp., 6.15%, 8/07/37	25	26,721
JPMorgan Chase & Co.:
3.15%, 7/05/16	8	7,948
4.63%, 5/10/21	40	40,892

		405,879

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Diversified Telecommunication Services — 0.6%
GTE Corp., 6.84%, 4/15/18	USD	30	$36,136
Level 3 Escrow, Inc., 8.13%, 7/01/19 (b)		26	22,977
Level 3 Financing, Inc., 8.75%, 2/15/17		3	2,764
Qwest Communications International, Inc.:
8.00%, 10/01/15		18	18,720
7.13%, 4/01/18		7	6,860
Qwest Corp.:
7.63%, 6/15/15		5	5,350
8.38%, 5/01/16		8	8,780
6.50%, 6/01/17		4	4,130
Telefonica Emisiones SAU, 4.95%, 1/15/15		25	24,665
Verizon Communications, Inc., 6.40%, 2/15/38		27	33,094

			163,476

Electric Utilities — 1.0%
Alabama Power Co., 3.95%, 6/01/21		15	16,281
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		2	2,705
5.95%, 12/15/36		9	9,422
Florida Power & Light Co., 5.95%, 2/01/38		25	31,927
Georgia Power Co., 3.00%, 4/15/16		25	26,190
Hydro-Quebec:
9.40%, 2/01/21		15	23,005
8.40%, 1/15/22		25	36,606
8.05%, 7/07/24		65	96,685
Jersey Central Power & Light Co., 7.35%, 2/01/19		5	6,371
Southern California Edison Co., 5.63%, 2/01/36		6	7,400
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (b)		10	10,502

			267,094

Energy Equipment & Services — 0.2%
Ensco Plc, 4.70%, 3/15/21		11	11,211
MEG Energy Corp., 6.50%, 3/15/21 (b)		30	28,725
Pride International, Inc., 6.88%, 8/15/20		10	11,539

			51,475

Food Products — 0.1%
Kraft Foods, Inc.:
6.50%, 8/11/17		6	7,120
5.38%, 2/10/20		25	28,293

			35,413

Health Care Providers & Services — 0.3%
HCA, Inc.:
6.50%, 2/15/20		25	24,438
7.25%, 9/15/20		20	20,200
Tenet Healthcare Corp.:
9.00%, 5/01/15		10	10,550
8.88%, 7/01/19		20	21,150

			76,338

Hotels, Restaurants & Leisure — 0.1%
MGM Resorts International, 10.38%, 5/15/14		10	10,913
Yum! Brands, Inc.:
6.25%, 4/15/16		9	10,538
5.30%, 9/15/19		6	6,775

			28,226

IT Services — 0.2%
First Data Corp. (b):
7.38%, 6/15/19		20	17,750
12.63%, 1/15/21		30	22,200

			39,950

Independent Power Producers & Energy Traders — 0.2%
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		40	39,000

Insurance — 1.9%
Allianz Finance II BV, 5.75%, 7/08/41 (c)	EUR	100	105,693
American International Group, Inc., 5.45%, 5/18/17	USD	10	9,576
Fairfax Financial Holdings, Ltd., 5.80%, 5/15/21 (b)		20	19,039
Hartford Financial Services Group, Inc., 6.00%, 1/15/19		10	10,047
Hartford Life Global Funding Trusts, 0.53%, 6/16/14 (c)		50	48,778
Lincoln National Corp., 7.00%, 6/15/40		10	10,314
Manulife Financial Corp., 3.40%, 9/17/15		20	20,349
Metropolitan Life Global Funding I (b):
2.50%, 1/11/13		185	186,966
5.13%, 6/10/14		25	27,002
Prudential Financial, Inc.:
4.75%, 9/17/15		30	31,318
4.50%, 11/15/20		30	29,804

			498,886

Life Sciences Tools & Services — 0.1%
Life Technologies Corp.:
6.00%, 3/01/20		15	16,606
5.00%, 1/15/21		3	3,106

			19,712

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Media — 1.4%
CBS Corp.:
4.63%, 5/15/18	USD	5	$5,351
8.88%, 5/15/19		10	12,772
5.75%, 4/15/20		10	11,005
CCH II LLC, 13.50%, 11/30/16		40	45,600
CSC Holdings, Inc., 8.50%, 4/15/14		10	10,787
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		7	7,105
Series B, 9.25%, 12/15/17		58	59,305
Comcast Corp.:
5.88%, 2/15/18		25	28,964
6.45%, 3/15/37		23	26,459
Cox Communications, Inc., 8.38%, 3/01/39 (b)		35	48,211
DIRECTV Holdings LLC, 3.13%, 2/15/16		15	15,262
NBC Universal Media LLC:
5.15%, 4/30/20		37	40,573
4.38%, 4/01/21		10	10,271
Time Warner Cable, Inc.:
5.88%, 11/15/40		15	15,370
5.50%, 9/01/41		20	19,768
Time Warner, Inc., 4.70%, 1/15/21		10	10,452

			367,255

Metals & Mining — 0.6%
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20		10	9,797
Barrick Gold Corp., 2.90%, 5/30/16		90	91,182
Cliffs Natural Resources, Inc., 4.88%, 4/01/21		20	19,332
Novelis, Inc., 8.75%, 12/15/20		20	19,600

			139,911

Multi-Utilities — 0.2%
Dominion Resources, Inc., 1.95%, 8/15/16		20	19,910
Xcel Energy, Inc., 6.50%, 7/01/36		20	25,577

			45,487

Multiline Retail — 0.2%
Dollar General Corp., 11.88%, 7/15/17 (e)		25	27,625
Macy’s Retail Holdings, Inc., 5.90%, 12/01/16		30	32,926

			60,551

Oil, Gas & Consumable Fuels — 2.5%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		39	42,658
6.38%, 9/15/17		45	50,482
6.95%, 6/15/19		6	6,960
Arch Coal, Inc., 7.25%, 10/01/20		30	28,800
BP Capital Markets Plc:
3.13%, 3/10/12		45	45,416
3.13%, 10/01/15		10	10,333
Chesapeake Energy Corp., 6.63%, 8/15/20		17	17,510
Consol Energy, Inc.:
8.00%, 4/01/17		6	6,270
8.25%, 4/01/20		9	9,473
El Paso Corp., 6.50%, 9/15/20		15	16,018
El Paso Pipeline Partners Operating Co., LLC, 6.50%, 4/01/20		15	16,511
Enterprise Products Operating LLC:
6.30%, 9/15/17		25	29,021
5.20%, 9/01/20		25	27,488
KeySpan Gas East Corp., 5.82%, 4/01/41 (b)		15	18,213
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		25	28,452
6.55%, 9/15/40		5	5,584
Marathon Petroleum Corp., 6.50%, 3/01/41 (b)		20	21,576
MidAmerican Energy Holdings Co., 5.95%, 5/15/37		25	29,416
Nexen, Inc., 7.50%, 7/30/39		25	29,280
Petrobras International Finance Co.:
3.88%, 1/27/16		40	39,680
5.88%, 3/01/18		15	15,621
5.75%, 1/20/20		44	45,672
Plains Exploration & Production Co., 10.00%, 3/01/16		5	5,425
Range Resources Corp., 5.75%, 6/01/21		5	5,188
Rockies Express Pipeline LLC (b):
3.90%, 4/15/15		4	4,100
6.85%, 7/15/18		6	6,304
Tennessee Gas Pipeline Co., 7.00%, 10/15/28		5	5,853
Valero Energy Corp.:
6.13%, 2/01/20		10	11,096
6.63%, 6/15/37		4	4,298
Western Gas Partners LP, 5.38%, 6/01/21		25	25,082
Williams Partners LP, 4.13%, 11/15/20		30	29,767
Woodside Finance, Ltd., 4.60%, 5/10/21 (b)		5	5,165

			642,712

Paper & Forest Products — 0.0%
International Paper Co., 5.30%, 4/01/15		1	1,061

Pharmaceuticals — 0.1%
Teva Pharmaceutical Finance LLC, 3.00%, 6/15/15		20	20,965

Real Estate Investment Trusts (REITs) — 0.1%
Hospitality Properties Trust, 5.63%, 3/15/17		7	7,107
Mack-Cali Realty LP, 7.75%, 8/15/19		5	5,928

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Real Estate Investment Trusts (REITs) (concluded)
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21	USD	10	$9,603

			22,638

Real Estate Management & Development — 0.1%
Realogy Corp., 7.88%, 2/15/19 (b)		25	18,875
WEA Finance LLC, 4.63%, 5/10/21 (b)		10	9,549

			28,424

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		34	39,999

Software — 0.0%
Oracle Corp., 5.38%, 7/15/40 (b)		5	5,800

Thrifts & Mortgage Finance — 0.3%
The PMI Group, Inc., 6.00%, 9/15/16		40	14,000
Radian Group, Inc.:
5.63%, 2/15/13		40	30,200
Radian Group, Inc. (concluded):
5.38%, 6/15/15		40	24,000

			68,200

Wireless Telecommunication Services — 0.1%
Cricket Communications, Inc., 7.75%, 5/15/16		14	14,052
Intelsat Jackson Holdings SA, 7.25%, 4/01/19 (b)		12	11,130
MetroPCS Wireless, Inc., 7.88%, 9/01/18		5	4,850
Sprint Capital Corp., 6.88%, 11/15/28		5	3,738

			33,770

Total Corporate Bonds — 15.1%			3,901,731

Foreign Agency Obligations

Hellenic Republic Government Bond, 4.60%, 9/20/40	EUR	10	4,180
Kreditanstalt fuer Wiederaufbau:
1.38%, 7/15/13	USD	20	20,286
2.00%, 6/01/16		20	20,761
Mexico Government International Bond:
6.38%, 1/16/13		15	15,863
5.63%, 1/15/17		15	16,710
5.13%, 1/15/20		10	10,825
Poland Government International Bond, 5.13%, 4/21/21		25	24,937

Total Foreign Agency Obligations — 0.4%			113,562

	Par
Non-Agency Mortgage-Backed Securities	(000)		Value

Collateralized Mortgage Obligations — 1.1%
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-0A5, Class 2A1, 0.43%, 4/25/46 (c)	USD	15	$8,111
Series 2006-0A5, Class 3A1, 0.43%, 4/25/46 (c)		30	17,306
Series 2007-J3, Class A10, 6.00%, 7/25/37		81	66,496
Credit Suisse Mortgage Capital Certificates:
Series 2006-C3, Class AM, 6.01%, 6/15/38 (f)		10	9,091
Series 2010-RR2, Class 2A, 5.99%, 9/15/39 (b)(f)		30	33,057
Series 2011-2R, Class 2A1, 2.73%, 7/27/36 (b)(f)		44	42,832
Series 2011-5R, Class 2A1, 4.74%, 8/26/46		36	30,926
Fannie Mae, Series 2011-55, Class SH, IO, REMIC, 6.33%, 6/25/41 (c)		188	28,086
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 5.52%, 8/25/35 (c)		18	15,383
Freddie Mac, Series 3869, Class SA, IO, REMIC, 6.32%, 5/15/41 (c)		92	11,929
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.03%, 11/25/34 (c)		8	7,437

			270,654

Commercial Mortgage-Backed Securities — 3.4%
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class AM, 5.45%, 9/10/47		10	8,560
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.87%, 9/11/42		25	26,876
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48		40	42,057
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class AM, 5.97%, 6/10/46 (f)		40	38,157
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		20	17,559
Extended Stay America Trust, Series 2010-ESHA, Class D, 5.50%, 11/05/27 (b)		100	94,046
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class AAB, 4.70%, 12/10/41		149	153,100

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	6

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

	Par
Non-Agency Mortgage-Backed Securities	(000)		Value

Commercial Mortgage-Backed Securities (concluded)
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 3/10/39	USD	60	$62,214
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		30	31,773
Series 2006-CB14, Class AM, 5.64%, 12/12/44 (c)		15	14,006
Series 2006-LDP7, Class A4, 6.07%, 4/15/45 (c)		115	126,406
Series 2007-CB18, Class A3, 5.45%, 6/12/47		25	25,884
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class C, 4.93%, 12/15/39 (f)		40	38,648
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, 9/12/49		40	41,258
Morgan Stanley Capital I:
Series 1998-WF2, Class G, 6.34%, 7/15/30 (b)(f)		50	52,070
Series 2007-HQ12, Class A2FL, 0.48%, 4/12/49 (c)		9	8,566
Series 2007-HQ12, Class A2FX, 5.77%, 4/12/49 (b)(c)		9	9,229
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.10%, 2/16/51 (b)(f)		50	55,456
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 6.10%, 2/15/51 (f)		30	31,594

			877,459

Total Non-Agency Mortgage-Backed Securities — 4.5%			1,148,113

Taxable Municipal Bonds

New York City Municipal Water Finance Authority, RB, Second General Resolution, Series EE:
5.38%, 6/15/43		10	11,189
5.50%, 6/15/43		15	17,027

Total Taxable Municipal Bonds — 0.1%			28,216

		Par
US Government Sponsored Agency Securities		(000)	Value

Agency Obligations — 0.9%
Fannie Mae:
5.13%, 1/02/14	USD	100	$109,250
0.00%, 10/09/19		35	26,612
6.26%, 1/25/41 (c)		88	15,120
Tennessee Valley Authority, 5.25%, 9/15/39		60	76,852

			227,834

Collateralized Mortgage Obligations — 0.2%
Freddie Mac Mortgage-Backed Securities:
Series 3068, Class VA, 5.50%, 10/15/16		26	25,806
Series K013, Class A2, 3.97%, 1/25/21 (f)		30	32,780

			58,586

Federal Deposit Insurance Corporation Guaranteed — 0.1%
General Electric Capital Corp., 2.13%, 12/21/12		25	25,544

Interest Only Collateralized Mortgage Obligations — 0.0%
Freddie Mac Mortgage-Backed Securities, Series 3443, Class SE, 5.50%, 3/15/37 (c)		107	12,457
Ginnie Mae Mortgage-Backed Securities, Series 2010-165, Class IP, 4/20/38		1	83

			12,540

Mortgage-Backed Securities — 34.6%
Fannie Mae Mortgage-Backed Securities:
3.32%, 12/01/40		23	24,448
3.50%, 10/15/41 (g)		400	412,609
4.00%, 9/01/41		1,175	1,242,056
4.50%, 10/15/41 (g)		2,751	2,921,392
4.81%, 8/01/38		50	53,823
5.00%, 10/15/41 (g)		1,293	1,391,870
5.50%, 10/15/41 (g)		979	1,064,210
6.00%, 10/15/41 (g)		220	243,954
6.50%, 10/01/39		192	213,188
Freddie Mac Mortgage-Backed Securities:
4.00%, 10/15/41 (g)		100	105,156
4.50%, 10/15/41 (g)		100	105,766
5.00%, 10/15/41 (g)		100	107,219
5.50%, 10/15/41 (g)		200	216,204
6.00%, 6/01/35		27	29,816
Ginnie Mae Mortgage-Backed Securities (g):
4.00%, 10/15/41		100	106,938
4.50%, 10/15/41		200	217,281
5.00%, 10/15/41		200	219,625
5.50%, 10/15/41		100	110,469

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	7

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

	Par
US Government Sponsored Agency Securities	(000)		Value

Mortgage-Backed Securities (concluded)
Ginnie Mae Mortgage-Backed Securities (g) (concluded):
6.00%, 10/15/41	USD	100	$111,516

			8,897,540

Total US Government Sponsored Agency Securities — 35.8%			9,222,044

US Treasury Obligations
US Treasury Bonds:
8.13%, 5/15/21		85	132,281
6.25%, 8/15/23		30	42,759
3.50%, 2/15/39 (h)		215	239,053
4.38%, 5/15/40		54	69,508
4.38%, 5/15/41		30	38,756
3.75%, 8/15/41 (h)		450	523,899
US Treasury Inflation Indexed Bonds, 0.63%, 7/15/21		30	31,393
US Treasury Notes:
0.63%, 1/31/13 (i)		215	216,176
0.50%, 8/15/14		45	45,116
0.25%, 9/15/14		45	44,779
2.50%, 4/30/15		35	37,382
1.00%, 9/30/16		580	580,858
2.25%, 7/31/18		80	84,425
1.38%, 9/30/18		50	49,758
2.13%, 8/15/21 (h)		1,050	1,068,543
4.75%, 2/15/41		98	133,908

Total US Treasury Obligations — 13.0%			3,338,594

Total Fixed Income Securities — 71.7%			18,479,249

Preferred Securities

	Par
Capital Trusts	(000)	Value

Capital Markets — 0.0%
Credit Suisse Guernsey Ltd., 5.86% (c)(j)	11	8,635

Commercial Banks — 0.2%
ABN AMRO North America Holding Preferred Capital Repackaging Trust I, 6.52% (b)(c)(j)	20	14,800
Capital One Capital V, 10.25%, 8/15/39	5	5,075
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (c)	15	14,251
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37	5	5,018
Wachovia Capital Trust III, 5.57% (j)	5	4,100
SunTrust Capital VIII, 6.10%, 12/01/66 (f)	5	4,950

		48,194

Insurance — 0.1%
American International Group, Inc., 8.18%, 5/15/68 (c)	5	4,413
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (b)	5	5,950
Swiss Re Capital I LP, 6.85% (b)(c)(j)	15	13,642
XL Group Plc, Series E, 6.50% (c)(j)	10	7,850

		31,855

Total Capital Trusts — 0.3%		88,684

Preferred Stocks	Shares

Commercial Banks — 0.1%
Citigroup Capital XIII, 7.88%	9,735	9,904

Total Preferred Securities — 0.4%		98,588

Total Long-Term Investments (Cost — $33,590,909) — 127.1%		32,737,988

	Par
Short-Term Securities	(000)

Borrowed Bond Agreements — 0.1%
Bank of America Merrill Lynch, 0.00%	USD	34	33,600

	Shares

Money Market Funds — 4.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (k)(l)	1,170,826	1,170,826

Total Short-Term Securities (Cost — $1,204,426) — 4.7%		1,204,426

Options Purchased	Contracts

Exchange-Traded Call Options — 0.0%
10-Year US Treasury Note:
Strike Price USD 134.00, Expires 11/25/11	2	406
Strike Price USD 131.00, Expires 11/25/11	2	1,875

		2,281

Exchange-Traded Put Options — 0.0%
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 99.25, Expires 3/16/12	14	3,325

Over-the-Counter Put Options — 0.1%
EUR Put Option, Strike Price USD 1.41, Expires 11/16/11	385	29,050

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	8

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

Options Purchased	Notional Value (000)		Value

Over-the-Counter Call Swaptions — 0.2%
Receive a fixed rate of 2.20% and pay a floating rate based on 3-month LIBOR, Expires 10/28/11, Broker Goldman Sachs Bank USA	USD	100	$1,510
Receive a fixed rate of 3.54% and pay a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker Citibank NA		200	25,213
Receive a fixed rate of 1.76% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		300	6,625

			33,348

Over-the-Counter Put Swaptions — 0.0%
Pay a fixed rate of 2.30% and receive a floating rate based on 3-month LIBOR, Expires 10/13/11, Broker BNP Paribas SA		300	—
Pay a fixed rate of 3.54% and receive a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker Citibank NA		200	29
Pay a fixed rate of 3.75% and receive a floating rate based on 3-month LIBOR, Expires 10/24/11, Broker Credit Suisse International		200	—
Pay a fixed rate of 1.76% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		300	28
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		200	4
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 8/11/14, Broker Bank of America NA		200	1,749
Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, Expires 8/11/14, Broker Morgan Stanley & Co., Inc.		200	1,303

			3,113

Total Options Purchased (Cost — $45,375)— 0.3%			71,117

Total Investments Before Borrowed Bonds, TBA Sale Commitments and Options Written (Cost — $34,840,710*) — 132.1%			34,013,531

	Par
Borrowed Bonds	(000)		Value

US Treasury Note, 2.63%, 8/15/20	USD	35	$(37,486)

Total Borrowed Bonds (Proceeds — $34,335)— (0.1)%			(37,486)

TBA Sale Commitments (g)

Fannie Mae Mortgage-Backed Securities:
3.50%, 10/15/41		200	(205,469)
4.00%, 10/15/41		1,000	(1,049,812)
4.50%, 10/15/41		1,083	(1,148,737)
5.00%, 10/15/41		1,100	(1,183,188)
5.50%, 10/15/41		400	(434,062)

Total TBA Sale Commitments (Proceeds — $4,023,401) — (15.6)%			(4,021,268)

Options Written	Contracts

Exchange-Traded Call Options — 0.0%
10-Year US Treasury Note:
Strike Price USD 132.00, Expires 11/25/11	2	(1,188)
Strike Price USD 133.00, Expires 11/25/11	2	(687)

		(1,875)

Over-the-Counter Put Options — (0.1)%
EUR Put Option, Strike Price USD 1.36, Expires 11/16/11	385,000	(15,686)

	Notional
	Value
	(000)

Over-the-Counter Call Swaptions — (0.3)%
Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Bank of America NA	USD	100	(5,691)
Pay a fixed rate of 2.90% and receive a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Citibank NA		200	(13,903)
Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG		100	(7,716)
Pay a fixed rate of 2.08% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		300	(8,510)
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker JPMorgan Chase Bank		200	(15,422)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	9

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

	Notional
	Value
Options Written	(000)		Value

Over-the-Counter Call Swaptions (concluded)
Pay a fixed rate of 3.90% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc	USD	200	$(15,539)

			(66,781)

Over-the-Counter Put Swaptions — 0.0%
Receive a fixed rate of 2.05% and pay a floating rate based on 3-month LIBOR, Expires 10/24/11, Broker Citibank NA		100	—
Receive a fixed rate of 2.05% and pay a floating rate based on 3-month LIBOR, Expires 10/24/11, Broker JPMorgan Chase Bank NA		100	—
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Bank of America NA		200	(14)
Receive a fixed rate of 3.75% and pay a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Bank of America NA		100	(5)
Receive a fixed rate of 3.95% and pay a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Citibank NA		200	(5)
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG		100	(12)
Receive a fixed rate of 2.08% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		300	(22)
Receive a fixed rate of 3.88% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker JPMorgan Chase Bank		200	(2,468)
Receive a fixed rate of 3.90% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		200	(2,446)

			(4,972)

Total Options Written (Premiums Received — $47,521) — (0.4)%			(89,314)

Total Investments, Net of Borrowed Bonds, TBA Sale Commitments and Options Written — 116.0%			29,865,463
Liabilities in Excess of Other Assets — (16.0)%			(4,112,711)

Net Assets — 100.0%			$25,752,752

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$34,953,799

Gross unrealized appreciation	$1,412,155
Gross unrealized depreciation	(2,352,423)

Net unrealized depreciation	$(940,268)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(g)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)

BNP Paribas	$(219)	$(375)
Bank of America Securities	$114,813	$(1,672)
Barclays Capital	$(212,156)	$281
Citigroup Global Markets, Inc.	$431,094	$617
Credit Suisse Securities (USA) LLC	$647,375	$(2,070)
Deutsche Bank Securities, Inc.	$107,344	$(1,188)
Goldman Sachs & Co.	$322,234	$(1,688)
Greenwich Capital Markets	$108,344	$(156)
JP Morgan Securities, Inc.	$(527,547)	$(2,898)
Morgan Stanley & Co., Inc.	$531,875	$(746)
Nomura Securities International, Inc.	$(107,563)	$(133)
UBS Securities	$325,500	$(1,234)

(h)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(i)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at	Net	Held at
Affiliate	December 31, 2010	Activity	September 30, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	472,253	698,573	1,170,826	$351

(l)	Represents the current yield as of report date.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	10

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of September 30, 2011 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount

Merrill Lynch, Pierce, Fenner & Smith	0.04%	5/06/11	10/3/11	$161,644	$161,644
Merrill Lynch, Pierce, Fenner & Smith	(0.10)%	8/31/11	11/15/11	572,843	572,844
BNP Paribas Securities Corp.	(0.06)%	9/30/11	10/3/11	484,575	484,575
Credit Suisse Securities (USA) LLC	0.00%	9/30/11	10/3/11	509,375	509,375
Deutsche Bank Securities, Inc.	0.03%	9/30/11	10/3/11	592,213	592,213

Total				$2,320,650	$2,320,651

•	Financial futures contracts purchased as of September 30, 2011 were as follows:

					Unrealized
				Notional	Appreciation
Contracts	Issue	Exchange	Expiration	Value	(Depreciation)

4	10-Year US Treasury Note	Chicago Board of Trade	December 2011	$520,705	$(330)
3	30-Year US Treasury Bond	Chicago Board of Trade	December 2011	$410,209	17,666
1	90-Day Euro Dollars	Chicago Mercantile	June 2012	$248,496	29
1	90-Day Euro Dollars	Chicago Mercantile	September 2012	$248,298	252

Total					$17,617

•	Financial futures contracts sold as of September 30, 2011 were as follows:

					Unrealized
				Notional	Appreciation
Contracts	Issue	Exchange	Expiration	Value	(Depreciation)

1	German Euro-Bund	Eurex	December 2011	$135,249	$(1,663)
4	Ultra Long US Treasury Bond	Chicago Board of Trade	December 2011	$570,118	(64,382)
1	2-Year US Treasury Note	Chicago Board of Trade	December 2011	$220,202	(2)
6	5-Year US Treasury Note	Chicago Board of Trade	December 2011	$735,026	120
1	90-Day Euro Dollars	Chicago Mercantile	September 2013	$248,310	260

Total					$(65,667)

•	Foreign currency exchange contracts as of September 30, 2011 were as follows:

						Unrealized
					Settlement	Appreciation
	Currency Purchased	Currency Sold		Counterparty	Date	(Depreciation)

EUR	77,000	USD	104,327	Citibank NA	10/03/11	$(1,167)
USD	5,782	EUR	4,000	Citibank NA	10/26/11	423
USD	104,301	EUR	77,000	Citibank NA	10/26/11	1,157
USD	31,539	EUR	22,000	Citibank NA	10/26/11	2,069

Total						$2,482

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	11

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
•	Credit default swaps on single-name issues — buy protection outstanding as of September 30, 2011 were as follows:

	Pay			Notional	Unrealized
	Fixed		Expiration	Amount	Appreciation
Issuer	Rate	Counterparty	Date	(000)	(Depreciation)

Radian Group, Inc.	5.00%	Citibank NA	3/20/13	$40	$9,397
Eastman Chemical Co.	0.68%	Morgan Stanley & Co., Inc.	9/20/13	$55	(162)
Radian Group, Inc.	5.00%	Citibank NA	6/20/15	$40	13,162
The PMI Group, Inc.	5.00%	Citibank NA	9/20/16	$40	22,137
JPMorgan Chase & Co.	1.00%	Deutsche Bank AG	12/20/16	$30	(41)

Total					$44,493

•	Credit default swaps on single-name issues — sold protection outstanding as of September 30, 2011 were as follows:

	Receive				Notional
	Fixed		Expiration	Credit	Amount	Unrealized
Issuer	Rate	Counterparty	Date	Rating[1]	(000)[2]	Depreciation

Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	BBB+	$40	$(80)
Assured Guaranty Corp.	5.00%	Citibank NA	12/20/14	A+	$5	(44)
Lincoln National Corp.	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	BBB	$25	(413)
MetLife, Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	A-	$10	(162)
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	$10	(240)
MetLife, Inc.	1.00%	Morgan Stanley & Co., Inc.	9/20/16	A-	$10	(345)
MetLife, Inc.	1.00%	Morgan Stanley & Co., Inc.	9/20/16	A-	$20	(512)
Prudential Financial, Inc.	1.00%	Morgan Stanley & Co., Inc.	9/20/16	A	$25	(413)
Assured Guaranty Corp.	5.00%	Citibank NA	12/20/16	A+	$6	(82)

Total						$(2,291)

[1]	Using Standard & Poor’s (S&P’s) rating of the underlying security.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
•	Credit default swaps on traded indexes — buy protection outstanding as of September 30, 2011 were as follows:

	Pay			Notional	Unrealized
	Fixed		Expiration	Amount	Appreciation
Index	Rate	Counterparty	Date	(000)	(Depreciation)

Dow Jones CDX Emerging Markets Series 14	5.00%	Morgan Stanley & Co., Inc.	12/20/15	$20	$1,002
Dow Jones CDX North America Investment Grade Series 16	1.00%	Credit Suisse Securities (USA) LLC	6/20/16	$25	124
Dow Jones CDX North America Investment Grade Index Series 16	1.00%	JPMorgan Chase Bank NA	6/20/16	$330	914
Dow Jones CDX North America Investment Grade Series 16	1.00%	JPMorgan Chase Bank NA	6/20/16	$25	180
Dow Jones CDX North America Investment Grade Index Series 16	1.00%	Morgan Stanley & Co., Inc.	6/20/16	$48	(42)
Dow Jones CDX North America Investment Grade Index Series 17	1.00%	Credit Suisse Securities (USA) LLC	12/20/16	$80	37
Dow Jones CDX North America High Yield Index Series 17	5.00%	Morgan Stanley & Co., Inc.	12/20/16	$35	583

Total					$2,797

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	12

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
•	Interest rate swaps outstanding as of September 30, 2011 were as follows:

				Notional	Unrealized
Fixed	Floating		Expiration	Amount	Appreciation
Rate	Rate	Counterparty	Date	(000)	(Depreciation)

0.92%(a)	3-month LIBOR	Deutsche Bank AG	2/28/13	$300	$(1,555)
0.45%(a)	3-month LIBOR	BNP Paribas	8/18/13	$200	434
1.32%(a)	3-month LIBOR	Citibank NA	12/17/13	$100	(1,583)
2.10%(b)	3-month LIBOR	Deutsche Bank AG	5/10/16	$100	4,250
2.27%(b)	3-month LIBOR	Morgan Stanley & Co., Inc.	8/13/16	$100	539
2.20%(b)	3-month LIBOR	Bank of America NA	8/15/16	$100	405
2.20%(b)	3-month LIBOR	Bank of America NA	8/22/16	$100	4,607
2.38%(a)	3-month LIBOR	Morgan Stanley & Co., Inc.	11/17/17	$100	(4,994)
1.81%(b)	3-month LIBOR	Citibank NA	8/31/18	$200	1,712
3.27%(a)	3-month LIBOR	Deutsche Bank AG	5/16/21	$30	(3,199)
2.69%(a)	3-month LIBOR	Citibank NA	8/09/21	$100	(5,423)
2.35%(b)	3-month LIBOR	Deutsche Bank AG	8/12/21	$100	2,351
2.42%(a)	3-month LIBOR	Morgan Stanley & Co., Inc.	8/31/21	$100	(2,956)
2.21%(b)	3-month LIBOR	Credit Suisse Securities (USA) LLC	9/09/21	$100	984
2.21%(a)	3-month LIBOR	Deutsche Bank AG	9/09/21	$200	(1,968)
2.21%(b)	3-month LIBOR	Credit Suisse Securities (USA) LLC	9/12/21	$100	975
2.20%(a)	3-month LIBOR	Credit Suisse Securities (USA) LLC	9/15/21	$100	(900)

Total					$(6,321)

(a)	Pays fixed interest rate and receives floating rate.

(b)	Pays floating interest rate and receives fixed rate.
•	Total return swaps outstanding as of September 30, 2011 were as follows:

	Fund Pays/Receives
	the Total Return of				Notional	Unrealized
	the Reference	Fixed Rate/		Expiration	Amount	Appreciation
Reference Entity	Entity	Floating Rate	Counterparty	Date	(000)	(Depreciation)

Gross return on the Market IOS 5.00%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	Receive	1-month LIBOR plus 0.00%	Bank of America NA	1/12/39	$44	$(848)

Gross return on the Market IOS 6.00%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	Receive	1-month LIBOR plus 0.00%	Deutsche Bank AG	1/12/39	$36	(550)

Gross return on the Market IOS 5.00%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	Pay	1-month LIBOR plus 0.00%	JPMorgan Chase Bank NA	1/12/39	$44	297

Gross return on the Market IOS 5.50%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	Pay	1-month LIBOR plus 0.00%	JPMorgan Chase Bank NA	1/12/39	$40	849

Gross return on the Market IOS 6.00%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	Pay	1-month LIBOR plus 0.00%	Royal Bank of Scotland Plc	1/12/39	$73	1,942

Gross return on the Market IOS 4.50%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	Receive	1-month LIBOR plus 0.00%	Citibank NA	1/12/40	$78	(2,264)

Total						$(574)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	13

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term investments:
Common Stocks	$14,160,151	—	—	$14,160,151
Asset Backed Securities	—	$477,011	$249,978	726,989
Corporate Bonds	—	3,901,731	—	3,901,731
Foreign Agency Obligations	—	113,562	—	113,562
Non-Agency Mortgage-Backed Securities	—	1,107,958	40,155	1,148,113
Taxable Municipal Bonds	—	28,216	—	28,216
US Government Sponsored Agency Securities	—	9,222,044	—	9,222,044
US Treasury Obligations	—	3,338,594	—	3,338,594
Preferred Securities	9,904	88,684	—	98,588
Short-Term Securities:
Borrowed Bond Agreements	—	33,600	—	33,600
Money Market Funds	1,170,826	—	—	1,170,826
Liabilities:
Investments:
Borrowed Bonds	—	(37,486)	—	(37,486)
TBA Sale Commitments	—	(4,021,268)	—	(4,021,268)

Total	$15,340,881	$14,252,646	$290,133	$29,883,660

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$47,535	—	$47,535
Foreign currency exchange contracts	$23,933	32,699	—	32,699
Interest rate contracts	—	52,718	—	76,651
Other contracts	—	3,088	—	3,088
Liabilities:
Credit contracts	—	(2,456)	$(80)	(2,536)
Foreign currency exchange contracts	—	(16,853)	—	(16,853)
Interest rate contracts	(68,252)	(94,331)	—	(162,583)
Other contracts	—	(3,662)	—	(3,662)

Total	$(44,319)	$18,738	$(80)	$(25,661)

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts, and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

		Non-Agency
	Asset-	Mortgage-
	Backed	Backed
	Securities	Securities	Total

Assets:
Balance, as of December 31, 2010	$39,958	$52,900	$92,858
Accrued discounts/ premium	—	—	—
Net realized gain (loss)	25	542	567
Net change in unrealized appreciation/depreciation[1]	(2,040)	(108)	(2,148)
Purchases	218,014	43,907	261,921
Sales	(16,635)	(4,186)	(20,821)
Transfers in2	10,656	—	10,656
Transfers out[2]	—	(52,900)	(52,900)

Balance, as of September 30, 2011	$249,978	$40,155	$290,133

[1]	The change in unrealized appreciation/depreciation on investments still held at September 30, 2011 was $(2,148).

[2]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.
The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

	Credit Contract
Liabilities	Liabilities	Total

Balance, as of December 31, 2010	$(2,747)	$2,747
Accrued discounts/ premium	100	100
Net realized gain (loss)	(1,904)	(1,904)
Net change in unrealized appreciation/depreciation[3]	2,202	2,202
Purchases	—	—
Issuances[5]	(228)	(228)
Sales	—	—
Settlements[6]	2,497	2,497
Transfers in4	—	—
Transfers out[4]	—	—

Balance, as of September 30, 2011	$(80)	$(80)

[3]	The change in unrealized appreciation/depreciation on derivative financial instruments still held at September 30, 2011 was $(80).

[4]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

[5]	Issuances represent up front cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.
A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	14

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Basic Value V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Above-Average Yield — 43.1%

Aerospace & Defense — 2.3%
Honeywell International, Inc.	106,800	$4,689,588
Textron, Inc.	219,500	3,871,980

		8,561,568

Beverages — 0.6%
PepsiCo, Inc.	33,700	2,086,030

Capital Markets — 1.0%
The Bank of New York Mellon Corp.	193,734	3,601,515

Chemicals — 1.6%
E.I. du Pont de Nemours & Co.	154,300	6,167,371

Commercial Banks — 1.4%
US Bancorp	231,000	5,437,740

Diversified Financial Services — 3.3%
JPMorgan Chase & Co.	410,076	12,351,489

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	147,895	4,217,966
Verizon Communications, Inc.	134,200	4,938,560

		9,156,526

Electric Utilities — 2.1%
The Southern Co.	183,100	7,757,947

Food Products — 0.5%
General Mills, Inc.	52,300	2,011,981

Industrial Conglomerates — 4.5%
General Electric Co.	606,000	9,235,440
Tyco International Ltd.	187,200	7,628,400

		16,863,840

Metals & Mining — 1.1%
Alcoa, Inc.	451,900	4,324,683

Multi-Utilities — 2.0%
Dominion Resources, Inc.	148,800	7,554,576

Oil, Gas & Consumable Fuels — 5.4%
Chevron Corp.	37,900	3,506,508
Exxon Mobil Corp.	173,600	12,608,568
Marathon Oil Corp.	205,200	4,428,216

		20,543,292

Pharmaceuticals — 9.9%
Bristol-Myers Squibb Co.	63,000	1,976,940
Eli Lilly & Co.	154,000	5,693,380
Johnson & Johnson	80,400	5,122,284
Merck & Co., Inc.	381,681	12,484,785
Pfizer, Inc.	681,120	12,042,202

		37,319,591

Software — 5.0%
Cisco Systems, Inc.	134,100	2,077,209
Microsoft Corp.	669,100	16,653,899

		18,731,108

Total Above-Average Yield		162,469,257

Below-Average Price/Earnings Ratio — 17.6%

Diversified Financial Services — 2.5%
Citigroup, Inc. (a)	363,230	9,305,952

Energy Equipment & Services — 1.3%
Noble Corp. (a)	170,700	5,010,045

Food Products — 2.6%
Unilever NV — ADR	317,000	9,982,330

Insurance — 7.5%
ACE Ltd.	109,900	6,659,940
MetLife, Inc.	327,500	9,173,275
Prudential Financial, Inc.	94,700	4,437,642
The Travelers Cos., Inc.	165,108	8,045,713

		28,316,570

Media — 1.5%
Viacom, Inc., Class B	150,600	5,834,244

Metals & Mining — 1.0%
Nucor Corp.	113,500	3,591,140

Oil, Gas & Consumable Fuels — 1.2%
Devon Energy Corp.	78,100	4,329,864

Total Below-Average Price/Earnings Ratio		66,370,145

Low Price-to-Book Value — 11.5%

Commercial Banks — 3.0%
Wells Fargo & Co. (a)	467,700	11,280,924

Energy Equipment & Services — 0.9%
Halliburton Co.	112,700	3,439,604

Household Products — 1.5%
Kimberly-Clark Corp.	77,500	5,503,275

Insurance — 0.6%
Hartford Financial Services Group, Inc.	146,600	2,366,124

Media — 1.9%
Comcast Corp., Special Class A	274,000	5,669,060
Walt Disney Co.	53,000	1,598,480

		7,267,540

Metals & Mining — 0.7%
United States Steel Corp.	124,600	2,742,446

Semiconductors & Semiconductor Equipment — 2.9%
LSI Corp. (a)(b)	1,275,200	6,605,536
Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Basic Value V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Low Price-to-Book Value (concluded)

Semiconductors & Semiconductor Equipment (concluded)
Micron Technology, Inc. (a)	867,800	$4,373,712

		10,979,248

Total Low Price-to-Book Value		43,579,161

Price-to-Cash Flow — 7.6%

Construction & Engineering — 1.4%
Jacobs Engineering Group, Inc. (a)(b)	163,700	5,285,873

Food & Staples Retailing — 2.0%
CVS Caremark Corp.	40,500	1,359,990
The Kroger Co.	276,300	6,067,548

		7,427,538

IT Services — 1.2%
The Western Union Co.	311,500	4,762,835

Media — 1.1%
Time Warner, Inc.	139,433	4,178,807

Oil, Gas & Consumable Fuels — 1.9%
Hess Corp.	67,600	3,546,296
Peabody Energy Corp.	106,900	3,621,772

		7,168,068

Total Price-to-Cash Flow		28,823,121

Price-to-Earnings Per Share — 16.4%

Airlines — 1.3%
Delta Air Lines, Inc. (a)	631,500	4,736,250

Automobiles — 1.4%
General Motors Co. (a)	261,500	5,277,070

Biotechnology — 2.1%
Amgen, Inc.	145,100	7,973,245

Electronic Equipment, Instruments & Components — 2.5%
Corning, Inc.	757,100	9,357,750

Energy Equipment & Services — 1.3%
Ensco Plc — ADR	123,800	5,005,234

Food Products — 1.2%
Archer-Daniels-Midland Co.	180,800	4,485,648

Health Care Equipment & Supplies — 3.7%
Baxter International, Inc.	119,900	6,731,186
Medtronic, Inc.	218,500	7,262,940

		13,994,126

Health Care Providers & Services — 1.1%
Aetna, Inc.	112,100	4,074,835

Insurance — 1.8%
Aflac, Inc.	138,400	4,837,080
Lincoln National Corp.	126,600	1,978,758

		6,815,838

Total Price-to-Earnings Per Share		61,719,996

Special Situations — 1.6%

IT Services — 1.6%
International Business Machines Corp.	34,210	5,987,776

Total Long-Term Investments (Cost — $399,995,955) — 97.8%		368,949,456

Short-Term Securities — 3.0%

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (c)(d)	8,318,148	8,318,148

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.16% (c)(d)(e)	$2,986	2,985,615

Total Short-Term Securities (Cost — $11,303,763) — 3.0%		11,303,763

Total Investments (Cost $411,299,718*) - 100.8%		$380,253,219
Liabilities in Excess of Other Assets — (0.8)%		(3,002,673)

Net Assets — 100.0%		$377,250,546

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$426,671,688

Gross unrealized appreciation	$7,870,152
Gross unrealized depreciation	(54,288,621)

Net unrealized depreciation	$(46,418,469)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/		Shares/
	Beneficial		Beneficial
	Interest		Interest
	Held at		Held at
	December 31,	Net	September
Affiliate	2010	Activity	30, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	4,462,695	3,675,453	8,318,148	$4,314
BlackRock Liquidity Series, LLC Money Market Series	$2,690,400	$295,215	$2,985,615	$9,779

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	2

Schedule of Investments (concluded)	BlackRock Basic Value V.I. Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation
Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments
Long Term Investments
Aerospace & Defense	$8,561,568	—	—	$8,561,568
Airlines	4,736,250	—	—	4,736,250
Automobiles	5,277,070	—	—	5,277,070
Beverages	2,086,030	—	—	2,086,030
Biotechnology	7,973,245	—	—	7,973,245
Capital Markets	3,601,515	—	—	3,601,515
Chemicals	6,167,371	—	—	6,167,371
Commercial Banks	16,718,664	—	—	16,718,664
Construction & Engineering	5,285,873	—	—	5,285,873
Diversified Financial Services	21,657,441	—	—	21,657,441
Diversified Telecommunication Services	9,156,526	—	—	9,156,526
Electric Utilities	7,757,947	—	—	7,757,947
Electronic Equipment, Instruments & Components	9,357,750	—	—	9,357,750
Energy Equipment & Services	13,454,883	—	—	13,454,883
Food & Staples Retailing	7,427,538	—	—	7,427,538
Food Products	16,479,959	—	—	16,479,959
Health Care Equipment & Supplies	13,994,126	—	—	13,994,126
Health Care Providers & Services	4,074,835	—	—	4,074,835
Household Products	5,503,275	—	—	5,503,275
IT Services	10,750,611	—	—	10,750,611
Industrial Conglomerates	16,863,840	—	—	16,863,840
Insurance	37,498,532	—	—	37,498,532
Media	17,280,591	—	—	17,280,591
Metals & Mining	10,658,269	—	—	10,658,269
Multi-Utilities	7,554,576	—	—	7,554,576
Oil, Gas & Consumable Fuels	32,041,224	—	—	32,041,224
Pharmaceuticals	37,319,591	—	—	37,319,591
Semiconductors & Semiconductor Equipment	10,979,248	—	—	10,979,248
Software	18,731,108	—	—	18,731,108
Short-Term Securities	8,318,148	$2,985,615		11,303,763

Total	$377,267,604	$2,985,615	—	$380,253,219

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	3

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Capital Appreciation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 6.2%
Boeing Co.	130,700	$7,908,657
Precision Castparts Corp.	18,500	2,876,010
United Technologies Corp.	40,100	2,821,436

		13,606,103

Auto Components — 1.6%
BorgWarner, Inc. (a)	28,800	1,743,264
Johnson Controls, Inc.	63,000	1,661,310

		3,404,574

Automobiles — 0.6%
Tesla Motors, Inc. (a)(b)	54,900	1,339,011

Beverages — 4.2%
The Coca-Cola Co.	93,700	6,330,372
PepsiCo, Inc.	46,000	2,847,400

		9,177,772

Biotechnology — 2.3%
Biogen Idec, Inc. (a)	29,300	2,729,295
Vertex Pharmaceuticals, Inc. (a)	53,800	2,396,252

		5,125,547

Capital Markets — 0.7%
Jefferies Group, Inc.	131,600	1,633,156

Chemicals — 1.7%
Celanese Corp., Series A	25,200	819,756
Monsanto Co.	32,400	1,945,296
Potash Corp. of Saskatchewan, Inc.	20,300	877,366

		3,642,418

Commercial Banks — 0.5%
Wells Fargo & Co.	45,000	1,085,400

Communications Equipment — 4.6%
Cisco Systems, Inc.	102,800	1,592,372
QUALCOMM, Inc.	172,500	8,388,675

		9,981,047

Computers & Peripherals — 8.9%
Apple, Inc. (a)	44,000	16,771,920
NetApp, Inc. (a)	43,900	1,489,966
SanDisk Corp. (a)	26,600	1,073,310

		19,335,196

Diversified Consumer Services — 1.4%
Apollo Group, Inc., Class A (a)	76,900	3,046,009

Diversified Financial Services — 1.0%
Moody’s Corp.	70,400	2,143,680

Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	103,900	3,823,520

Energy Equipment & Services — 3.0%
Halliburton Co.	62,000	$1,892,240
Schlumberger Ltd.	76,300	4,557,399

		6,449,639

Food & Staples Retailing — 2.6%
Wal-Mart Stores, Inc.	67,700	3,513,630
Whole Foods Market, Inc.	32,600	2,129,106

		5,642,736

Food Products — 0.6%
Green Mountain Coffee Roasters, Inc. (a)	13,500	1,254,690

Health Care Equipment & Supplies — 0.5%
Stryker Corp.	23,300	1,098,129

Health Care Providers & Services — 2.2%
AmerisourceBergen Corp.	88,000	3,279,760
Cardinal Health, Inc.	36,200	1,516,056

		4,795,816

Health Care Technology — 1.8%
Cerner Corp. (a)	56,200	3,850,824

Hotels, Restaurants & Leisure — 4.0%
Chipotle Mexican Grill, Inc. (a)(b)	4,100	1,242,095
Las Vegas Sands Corp. (a)	90,500	3,469,770
Starbucks Corp.	66,900	2,494,701
Starwood Hotels & Resorts Worldwide, Inc.	38,700	1,502,334

		8,708,900

Household Durables — 0.9%
Stanley Black & Decker, Inc.	38,900	1,909,990

Household Products — 3.4%
The Procter & Gamble Co.	117,100	7,398,378

IT Services — 3.1%
Accenture Plc	50,800	2,676,144
International Business Machines Corp.	15,000	2,625,450
VeriFone Systems, Inc. (a)	44,100	1,544,382

		6,845,976

Internet & Catalog Retail — 3.2%
Amazon.com, Inc. (a)	32,400	7,005,852

Internet Software & Services — 4.5%
Google, Inc., Class A (a)	13,800	7,098,444
Rackspace Hosting, Inc. (a)	30,700	1,048,098

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Capital Appreciation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Internet Software & Services (concluded)
eBay, Inc. (a)	53,400	$1,574,766

		9,721,308

Life Sciences Tool & Services — 1.0%
Covance, Inc. (a)	8,500	386,325
Thermo Fisher Scientific, Inc. (a)	35,700	1,807,848

		2,194,173

Machinery — 2.7%
Danaher Corp.	125,900	5,280,246
Terex Corp. (a)	68,900	706,914

		5,987,160

Media — 1.5%
Viacom, Inc., Class B	84,400	3,269,656

Metals & Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc., Class B	39,100	1,190,595

Oil, Gas & Consumable Fuels — 5.3%
Alpha Natural Resources, Inc. (a)	55,775	986,660
Anadarko Petroleum Corp.	56,700	3,574,935
Exxon Mobil Corp.	53,500	3,885,705
Range Resources Corp.	53,300	3,115,918

		11,563,218

Pharmaceuticals — 3.7%
Allergan, Inc.	40,400	3,328,152
Johnson & Johnson	63,700	4,058,327
Valeant Pharmaceuticals International, Inc.	17,100	634,752

		8,021,231

Professional Services — 1.0%
Manpower, Inc.	65,700	2,208,834

Road & Rail — 0.9%
CSX Corp.	104,800	1,956,616

Semiconductors & Semiconductor Equipment — 3.3%
Altera Corp.	53,000	1,671,090
Avago Technologies Ltd.	32,200	1,055,194
Broadcom Corp., Class A (a)	90,300	3,006,087
Marvell Technology Group Ltd. (a)	73,900	1,073,767
NXP Semiconductors NV (a)	33,500	473,020

		7,279,158

Software — 7.3%
Check Point Software Technologies Ltd. (a)	79,500	4,194,420
Oracle Corp.	113,900	3,273,486
Red Hat, Inc. (a)(b)	78,400	3,313,184
Salesforce.com, Inc. (a)(b)	26,200	2,994,136
VMware, Inc. (a)	26,300	2,113,994

		15,889,220

Specialty Retail — 2.5%
Home Depot, Inc.	104,600	3,438,202
Tiffany & Co.	34,200	2,080,044

		5,518,246

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	27,900	1,446,057

Total Long-Term Investments (Cost — $205,710,277) — 95.7%		208,549,835

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (c)(d)	5,936,947	5,936,947

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.16% (c)(d)(e)	$8,580	8,580,169

Total Short-Term Securities (Cost — $14,517,116) — 6.6%		14,517,116

Total Investments (Cost — $220,227,393*) - 102.3%		$223,066,951
Liabilities in Excess of Other Assets — (2.3)%		(5,057,241)

Net Assets — 100.0%		$218,009,710

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$220,227,393

Gross unrealized appreciation	$24,924,621
Gross unrealized depreciation	(22,085,063)

Net unrealized appreciation	$2,839,558

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	2

Schedule of Investments (concluded)	BlackRock Capital Appreciation V.I. Fund

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

			Shares/
	Shares/		Beneficial
	Beneficial		Interest
	Interest		Held at
	Held at	Net	September 30,
Affiliate	December 31, 2010	Activity	2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,044,215	4,892,732	5,936,947	$2,982
BlackRock Liquidity Series, LLC Money Market Series	$2,659,250	$5,920,919	$8,580,169	$12,507

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.
•	Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments and is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$208,549,835		—	$208,549,835
Short-Term Securities	5,936,947	$8,580,169	—	14,517,116

Total	$214,486,782	$8,580,169	—	$223,066,951

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	3

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Equity Dividend V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 5.6%
General Dynamics Corp.	4,100	$233,249
Honeywell International, Inc.	4,300	188,813
Northrop Grumman Corp.	4,300	224,288
Raytheon Co.	8,400	343,308
Rockwell Collins, Inc.	1,300	68,588
United Technologies Corp. (a)	5,600	394,016

		1,452,262

Air Freight & Logistics — 0.8%
United Parcel Service, Inc., Class B	3,100	195,765

Auto Components — 0.4%
Johnson Controls, Inc.	4,400	116,028

Beverages — 2.4%
The Coca-Cola Co.	5,400	364,824
Diageo Plc	13,800	263,119

		627,943

Capital Markets — 0.2%
The Bank of New York Mellon Corp.	3,000	55,770

Chemicals — 3.5%
Air Products & Chemicals, Inc.	900	68,733
The Dow Chemical Co.	6,000	134,760
E.I. du Pont de Nemours & Co.	9,400	375,718
Olin Corp.	6,600	118,866
Praxair, Inc.	2,300	215,004

		913,081

Commercial Banks — 6.8%
The Bank of Nova Scotia	5,900	296,830
National Bank of Canada	4,900	326,807
The Toronto-Dominion Bank	3,600	256,249
U.S. Bancorp	14,300	336,622
Wells Fargo & Co. (a)	22,500	542,700

		1,759,208

Consumer Finance — 1.1%
American Express Co.	6,600	296,340

Containers & Packaging — 0.8%
Packaging Corp. of America	2,900	67,570
Temple-Inland, Inc.	4,400	138,028

		205,598

Diversified Financial Services — 2.6%
Bank of America Corp.	23,400	143,208
JPMorgan Chase & Co.	17,900	539,148

		682,356

Diversified Telecommunication Services — 6.0%
AT&T, Inc.	16,747	477,625
BCE, Inc.	3,000	112,380

Diversified Telecommunication Services (concluded)
CenturyLink, Inc.	12,301	407,409
Frontier Communications Corp.	1,992	12,171
Verizon Communications, Inc.	12,300	452,640
Windstream Corp.	8,155	95,087

		1,557,312

Electric Utilities — 4.4%
American Electric Power Co., Inc.	3,900	148,278
Duke Energy Corp.	6,743	134,793
FirstEnergy Corp.	1,600	71,856
ITC Holdings Corp.	1,000	77,430
NextEra Energy, Inc.	4,300	232,286
Northeast Utilities, Inc.	3,200	107,680
PPL Corp.	3,200	91,328
The Southern Co.	6,500	275,405

		1,139,056

Electrical Equipment — 0.3%
Rockwell Automation, Inc.	1,500	84,000

Energy Equipment & Services — 0.6%
Schlumberger Ltd.	2,500	149,325

Food & Staples Retailing — 0.9%
Wal-Mart Stores, Inc.	4,500	233,550

Food Products — 5.1%
General Mills, Inc. (a)	6,700	257,749
H.J. Heinz Co.	3,700	186,776
Kraft Foods, Inc. (a)	8,300	278,714
Mead Johnson Nutrition Co. (a)	3,800	261,554
Unilever NV — ADR	10,800	340,092

		1,324,885

Hotels, Restaurants & Leisure — 1.9%
McDonald’s Corp.	5,700	500,574

Household Products — 2.4%
Kimberly-Clark Corp.	3,300	234,333
The Procter & Gamble Co.	6,000	379,080

		613,413

IT Services — 2.4%
Automatic Data Processing, Inc.	1,600	75,440
International Business Machines Corp.	3,100	542,593

		618,033

Industrial Conglomerates — 2.5%
3M Co.	3,200	229,728
General Electric Co.	26,900	409,956

		639,684

Insurance — 3.2%
Chubb Corp.	4,800	287,952
Prudential Financial, Inc.	4,200	196,812
Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Equity Dividend V.I. Fund

Common Stocks	Shares	Value

Insurance (concluded)

The Travelers Cos., Inc.	7,200	$350,856

		835,620

Leisure Equipment & Products — 0.6%
Mattel, Inc.	5,800	150,162

Machinery — 3.6%
Caterpillar, Inc.	6,300	465,192
Deere & Co.	7,100	458,447

		923,639

Media — 1.0%
Comcast Corp., Special Class A	12,800	264,832

Metals & Mining — 3.9%
BHP Billiton Ltd.	17,300	572,811
Barrick Gold Corp.	3,300	154,655
Rio Tinto Ltd.	3,300	193,292
Southern Copper Corp.	3,700	92,463

		1,013,221

Multi-Utilities — 2.9%
Consolidated Edison, Inc.	1,400	79,828
Dominion Resources, Inc.	5,700	289,389
Public Service Enterprise Group, Inc.	6,100	203,557
Sempra Energy	2,000	103,000
Wisconsin Energy Corp.	2,600	81,354

		757,128

Oil, Gas & Consumable Fuels — 13.3%
Cameco Corp.	2,800	51,410
Chevron Corp.	9,000	832,680
ConocoPhillips	4,700	297,604
Consol Energy, Inc.	1,300	44,109
EQT Corp.	4,200	224,112
Enbridge, Inc.	11,200	357,515
Exxon Mobil Corp.	8,100	588,303
Marathon Oil Corp.	6,400	138,112
Marathon Petroleum Corp.	3,200	86,592
Murphy Oil Corp.	600	26,496
Occidental Petroleum Corp.	3,300	235,950
Peabody Energy Corp.	1,200	40,656
Spectra Energy Corp.	5,421	132,977
Total SA — ADR	9,100	399,217

		3,455,733

Paper & Forest Products — 0.7%
MeadWestvaco Corp.	7,300	179,288

Pharmaceuticals — 6.4%
Abbott Laboratories	4,500	230,130
Bristol-Myers Squibb Co.	14,700	461,286
Johnson & Johnson	5,100	324,921
Merck & Co., Inc.	8,400	274,764
Pfizer, Inc.	20,100	355,368

		1,646,469

Real Estate Investment Trusts (REITs) — 0.4%
Weyerhaeuser Co.	6,300	97,965

Road & Rail — 1.8%
Canadian National Railway Company	4,300	286,294
Union Pacific Corp.	2,100	171,507

		457,801

Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	12,100	258,093

Software — 0.7%
Microsoft Corp.	7,600	189,164

Specialty Retail — 2.3%
Home Depot, Inc.	8,100	266,247
Limited Brands, Inc.	8,400	323,484

		589,731

Textiles, Apparel & Luxury Goods — 1.4%
VF Corp.	2,900	352,408

Tobacco — 3.5%
Altria Group, Inc.	6,100	163,541
Lorillard, Inc.	2,400	265,680
Philip Morris International, Inc.	7,500	467,850

		897,071

Water Utilities — 0.8%
American Water Works Co., Inc.	6,500	196,170
Cia Saneamento, Preference Shares (a)(b)	108	—

		196,170

Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., Class B	1,400	47,922
Vodafone Group Plc — ADR	5,337	136,894

		184,816

Total Long-Term Investments (Cost — $25,634,720) — 98.9%		25,613,494

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (c)(d)	202,624	202,624

Total Short-Term Securities (Cost — $202,624) — 0.8%		202,624

Total Investments (Cost — $25,837,344*) — 99.7%		$25,816,118
Other Assets Less Liabilities — 0.3%		84,986

Net Assets — 100.0%		$25,901,104

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock Equity Dividend V.I. Fund

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$25,843,899

Gross unrealized appreciation	$1,871,621
Gross unrealized depreciation	(1,899,402)

Net unrealized depreciation	$(27,781)

(a)	Non-income producing security.

(b)	Convertible security.

(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at	Net	Held at
Affiliate	December 31, 2010	Activity	September 30, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	198,864	3,760	202,624	$231

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Common Stocks:
Aerospace & Defense	$1,452,262	—	—	$1,452,262
Air Freight & Logistics	195,765	—	—	195,765
Auto Components	116,028	—	—	116,028
Beverages	364,824	$263,119	—	627,943
Capital Markets	55,770	—	—	55,770
Chemicals	913,081	—	—	913,081
Commercial Banks	1,759,208	—	—	1,759,208
Consumer Finance	296,340	—	—	296,340
Containers & Packaging	205,598	—	—	205,598
Diversified Financial Services	682,356	—	—	682,356
Diversified Telecommunication Services	1,557,312	—	—	1,557,312
Electric Utilities	1,139,056	—	—	1,139,056
Electrical Equipment	84,000	—	—	84,000
Energy Equipment & Services	149,325	—	—	149,325
Food & Staples Retailing	233,550	—	—	233,550
Food Products	1,324,885	—	—	1,324,885
Hotels, Restaurants & Leisure	500,574	—	—	500,574
Household Products	613,413	—	—	613,413
IT Services	618,033	—	—	618,033
Industrial Conglomerates	639,684	—	—	639,684
Insurance	835,620	—	—	835,620
Leisure Equipment & Products	150,162	—	—	150,162
Machinery	923,639	—	—	923,639
Media	264,832	—	—	264,832
Metals & Mining	247,118	766,103	—	1,013,221
Multi-Utilities	757,128	—	—	757,128
Oil, Gas & Consumable Fuels	3,455,733	—	—	3,455,733
Paper & Forest Products	179,288	—	—	179,288
Pharmaceuticals	1,646,469	—	—	1,646,469
Real Estate Investment Trusts (REITs)	97,965	—	—	97,965
Road & Rail	457,801	—	—	457,801
Semiconductors & Semiconductor Equipment	258,093	—	—	258,093
Software	189,164	—	—	189,164
Specialty Retail	589,731	—	—	589,731
Textiles, Apparel & Luxury Goods	352,408	—	—	352,408
Tobacco	897,071	—	—	897,071
Water Utilities	196,170	—	—	196,170

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	3

Schedule of Investments (concluded)	BlackRock Equity Dividend V.I. Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets (concluded):
Investments (concluded):
Common Stocks (concluded):
Wireless Telecommunication Services	$184,816	—	—	$184,816
Short-Term Securities	202,624	—	—	202,624

Total	$24,786,896	$1,029,222	—	$25,816,118

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	4

Consolidated Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Argentina — 0.1%
Banco Macro — ADR	35,600	$712,356
Cresud SA Sponsored — ADR	95,600	1,034,392
IRSA Inversiones y Representaciones SA — ADR	111,200	967,440
Pampa Energia SA — ADR	115,200	1,330,560
Telecom Argentina SA — ADR	36,000	670,680
Tenaris SA — ADR	150,260	3,824,117

		8,539,545

Australia — 1.2%
Asciano Ltd.	2,662,000	3,667,664
BHP Billiton Ltd.	1,008,611	33,395,544
CSL Ltd.	292,546	8,305,190
Newcrest Mining Ltd.	802,062	26,436,883
Orica Ltd.	149,400	3,352,857
Rio Tinto Ltd.	319,224	18,698,055
Telstra Corp. Ltd.	1,472,238	4,384,657
Woodside Petroleum Ltd.	106,300	3,293,564

		101,534,414

Austria — 0.0%
Telekom Austria AG	164,276	1,657,941

Belgium — 0.0%
RHJ International (a)	810,400	4,201,788

Brazil — 1.7%
All America Latina Logistica SA	419,350	1,884,594
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	408,583	12,386,242
Cia Energetica de Minas Gerais — ADR	246,295	3,655,018
Cosan Ltd.	1,032,800	9,780,616
Cyrela Brazil Realty SA	811,300	5,026,802
Hypermarcas SA	2,048,600	9,784,033
Itau Unibanco Holding SA, Preference Shares	364,400	5,630,006
MRV Engenharia e Participacoes SA	951,800	4,849,485
OGX Petroleo e Gas Participacoes SA (a)	396,200	2,442,206
Petroleo Brasileiro SA — ADR	2,161,740	44,791,253
Qualicorp SA (a)	630,700	4,706,140
SLC Agricola SA	654,400	5,474,651
TELEF Brasil — ADR	831,145	21,983,785
Usinas Siderurgicas de Minas Gerais SA, Preference ‘A’ Shares	186,400	1,045,882
Vale SA, Preference ‘A’ Shares	612,400	12,767,494

		146,208,207

Canada — 2.8%
Alamos Gold, Inc.	509,320	7,655,110
BCE, Inc.	22,600	846,596
Barrick Gold Corp.	766,616	35,762,636
Brookfield Asset Management, Inc.	249,400	6,870,970
Canadian Natural Resources Ltd.	296,800	8,687,336
Canadian Pacific Railway Ltd.	130,128	6,273,563
Canadian Pacific Railway Ltd.	121,993	5,866,643
Cenovus Energy, Inc.	8,040	246,908
Cenovus Energy, Inc.	63,600	1,958,557
Daylight Energy Ltd.	909,030	4,597,632
Detour Gold Corp. (a)	207,200	5,397,996
Eldorado Gold Corp.	1,165,135	20,069,364
Goldcorp, Inc.	947,228	43,231,486
IAMGOLD Corp.	605,000	11,966,900
IAMGOLD Corp., International African Mining Gold Corp.	381,021	7,573,879
Katanga Mining Ltd. (a)	1,138,088	1,205,533
Kinross Gold Corp.	365,305	5,399,208
Kinross Gold Corp.	1,336,310	19,855,279
Magna International, Inc., Class A	21,200	698,964
Osisko Mining Corp. (a)	478,300	6,056,915
Potash Corp. of Saskatchewan, Inc.	98,210	4,244,636
Rogers Communications, Inc., Class B	127,800	4,372,038
Rogers Communications, Inc., Class B	48,000	1,643,058
Silver Wheaton Corp.	415,300	12,230,585
Sino-Forest Corp. (a)	416,950	3,979
Suncor Energy, Inc.	346,560	8,850,029
TELUS Corp.	68,650	3,364,040
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi (Offshore)
CNY	Chinese Renminbi
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
GDR	Global Depositary Recepits
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MosPrime	Moscow Prime Offered Rate
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
SPDR	Standard and Poor’s Depositary Receipts
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Canada (concluded)
Talisman Energy, Inc.	301,580	$3,706,795
Teck Resources Ltd., Class B	19,820	578,546
Valeant Pharmaceuticals International, Inc. (b)	99,000	3,674,880
Viterra, Inc.	208,000	2,046,455

		244,936,516

Chile — 0.1%
E.CL SA	1,205,600	2,865,228
Sociedad Quimica y Minera de Chile SA — ADR	80,900	3,867,829

		6,733,057

China — 1.4%
Beijing Enterprises Holdings Ltd.	3,620,442	18,176,706
CSR Corp. Ltd.	1,796,700	636,521
Chaoda Modern Agriculture Holdings Ltd. (c)	19,748,798	2,789,593
China BlueChemical Ltd.	5,591,300	4,272,245
China Life Insurance Co. Ltd. — ADR	89,949	3,194,089
China Mobile Ltd.	2,116,600	20,690,393
China Shenhua Energy Co. Ltd., Class H	1,183,267	4,639,649
China Telecom Corp. Ltd.	5,989,100	3,750,530
China Unicom Ltd.	2,462,900	5,007,355
Dongfang Electric Corp. Ltd.	1,844,700	4,740,112
Dongfeng Motor Group Co. Ltd.	1,650,800	2,237,973
Guangshen Railway Co. Ltd. (c)	7,284,700	2,190,369
Guangzhou Automobile Group Co. Ltd.	3,951,302	3,840,079
Haitian International Holdings Ltd.	1,569,200	1,219,889
Huaneng Power International, Inc.	6,745,300	2,863,135
Jiangsu Express Co. Ltd.	3,233,600	2,442,215
Mindray Medical International Ltd. — ADR (c)	47,900	1,130,919
Ping An Insurance Group Co. of China Ltd.	385,818	2,157,226
Shanghai Electric Group Co. Ltd.	13,077,300	5,023,830
Shanghai Pharmaceuticals Holding Co. Ltd. (a)(c)	2,259,900	4,921,785
Sinopharm Group Co.	3,035,200	7,994,072
Tianjin Development Holdings Ltd. (a)(c)	15,456,907	6,793,667
Tianjin Port Development Holdings Ltd.	23,398,200	2,578,387
Xiamen International Port Co. Ltd.	2,165,200	283,769
Zhongsheng Group Holdings Ltd. (c)	2,732,900	4,291,573

		117,866,081

Czech Republic — 0.0%
CEZ AS	103,800	3,977,277

Egypt — 0.1%
Telecom Egypt	2,113,979	5,186,813

Finland — 0.1%
Fortum Oyj	395,163	9,301,683

France — 1.3%
Atos Origin SA	47,200	2,037,164
BNP Paribas SA	187,990	7,411,056
Cie Generale d’Optique Essilor International SA	203,461	14,631,473
France Telecom SA	519,492	8,502,447
GDF Suez	489,300	14,537,918
LVMH Moet Hennessy Louis Vuitton SA	76,650	10,117,830
Sanofi — Aventis	165,750	10,902,496
Sanofi — Aventis — ADR	26,267	861,558
Technip SA	38,920	3,118,153
Total SA	391,077	17,254,078
Total SA — ADR	393,100	17,245,297
Vivendi SA	363,450	7,399,809

		114,019,279

Germany — 2.1%
Allianz AG, Registered Shares	98,873	9,267,286
BASF SE	523,540	31,917,828
Bayer AG	256,610	14,160,723
Bayer AG — ADR	5,800	317,898
Bayerische Motoren Werke AG	92,270	6,095,467
Beiersdorf AG (b)	23,400	1,252,122
Daimler AG	254,120	11,301,843
Deutsche Bank AG, Registered Shares	122,550	4,246,517
Deutsche Telekom AG — ADR	49,300	578,289
Deutsche Telekom AG, Registered Shares	888,500	10,429,081
Fresenius Medical Care AG	240,946	16,345,566
Infineon Technologies AG	768,840	5,672,953
Kabel Deutschland Holding AG (a)	131,930	7,073,401
Lanxess AG	163,050	7,821,493
Muenchener Rueckversicherungs AG, Registered Shares	34,180	4,245,043
SMA Solar Technology AG	25,900	1,341,442
Siemens AG	323,120	29,071,225
Volkswagen AG, Preference Shares	128,122	16,908,048

		178,046,225

Hong Kong — 0.6%
AIA Group Ltd.	1,128,900	3,196,977
Cheung Kong Holdings Ltd.	460,000	4,986,686
Cheung Kong Infrastructure Holdings Ltd.	868,300	5,058,615
China Resources Gas Group Ltd.	2,724,000	3,664,840
China Resources Power Holdings Co. Ltd.	3,378,000	5,098,599
Hutchison Whampoa Ltd.	814,043	6,024,282
The Link Real Estate Investment Trust	4,700,846	14,851,859
Mongolian Mining Corp. (a)	2,495,500	2,206,311
Wharf Holdings Ltd.	1,190,240	5,872,254
Yuanda China Holdings Ltd. (a)	23,751,500	2,805,992

		53,766,415

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	2

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

India — 0.7%
Adani Enterprises Ltd.	658,300	$7,055,805
Adani Power Ltd. (a)	2,959,709	5,139,147
Bharat Heavy Electricals Ltd.	338,690	11,293,757
Housing Development Finance Corp.	1,041,220	13,555,090
Larsen & Toubro Ltd.	132,400	3,648,957
Reliance Industries Ltd.	517,310	8,487,388
State Bank of India Ltd.	184,850	7,169,567

		56,349,711

Indonesia — 0.1%
Bumi Resources Tbk PT	26,045,836	5,677,108
Telekomunikasi Indonesia Tbk PT	2,976,700	2,538,755

		8,215,863

Israel — 0.2%
Check Point Software Technologies Ltd. (a)	24,400	1,287,344
Teva Pharmaceutical Industries - ADR (b)	505,915	18,830,156

		20,117,500

Italy — 0.3%
Assicurazioni Generali SpA	162,380	2,571,485
Eni SpA	885,940	15,586,093
Intesa Sanpaolo SpA	3,264,436	5,119,424
Telecom Italia SpA	2,287,750	2,485,661

		25,762,663

Japan — 7.3%
Aisin Seiki Co. Ltd.	188,439	6,274,160
Asahi Kasei Corp.	961,400	5,761,802
Astellas Pharma, Inc.	127,393	4,808,693
The Bank of Kyoto Ltd.	48,141	428,619
Bridgestone Corp.	302,532	6,864,349
Canon, Inc.	374,158	16,989,030
Daihatsu Motor Co. Ltd.	382,007	6,931,548
Daiwa House Industry Co. Ltd.	366,190	4,688,816
Denso Corp.	250,520	8,053,495
East Japan Railway Co.	375,747	22,780,267
FANUC Ltd.	52,918	7,289,236
Fuji Heavy Industries Ltd.	2,384,564	14,000,975
Futaba Industrial Co. Ltd.	351,821	2,716,470
Hitachi Chemical Co. Ltd.	307,700	5,079,976
Hitachi Ltd.	955,300	4,742,171
Honda Motor Co. Ltd.	480,683	14,081,540
Hoya Corp.	522,374	12,111,007
Inpex Corp.	3,152	19,356,734
JGC Corp.	543,302	13,286,047
JSR Corp.	217,800	3,747,404
KDDI Corp.	2,179	15,001,016
Kinden Corp.	366,718	3,170,720
Kirin Holdings Co. Ltd.	733,851	9,598,815
Komatsu Ltd.	258,300	5,568,962
Kubota Corp.	1,798,996	14,670,926
Kuraray Co. Ltd.	520,670	7,100,944
Kyowa Hakko Kirin Co. Ltd.	666,379	7,429,865
MS&AD Insurance Group Holdings, Inc.	595,714	12,961,355
Marubeni Corp.	1,319,500	7,368,031
Mitsubishi Corp.	1,262,347	25,700,908
Mitsubishi Tanabe Pharma Corp.	261,270	4,857,386
Mitsubishi UFJ Financial Group, Inc.	1,928,927	8,853,107
Mitsui & Co. Ltd.	1,500,778	21,739,168
Mitsui Fudosan Co. Ltd.	241,100	3,808,702
Mitsui OSK Lines Ltd.	769,511	2,964,841
Murata Manufacturing Co. Ltd.	152,728	8,292,250
NGK Insulators Ltd.	363,290	5,466,584
NKSJ Holdings, Inc.	416,639	9,249,110
NTT DoCoMo, Inc.	19,944	36,338,950
NTT Urban Development Corp.	2,300	1,671,370
Nippon Building Fund, Inc.	182	1,884,118
Nippon Electric Glass Co.	508,301	4,618,924
Nippon Telegraph & Telephone Corp.	320,930	15,375,157
Okumura Corp.	1,253,751	4,877,306
Rinnai Corp.	84,923	7,089,810
Rohm Co. Ltd.	104,953	5,474,848
Sekisui House Ltd.	747,199	7,001,502
Shin-Etsu Chemical Co. Ltd.	418,234	20,515,881
Shionogi & Co. Ltd.	286,522	4,239,216
Sony Financial Holdings, Inc.	248,900	3,800,132
Sumitomo Chemical Co. Ltd.	3,909,790	15,086,068
Sumitomo Electric Industries Ltd.	419,248	4,923,811
Sumitomo Mitsui Financial Group, Inc.	218,747	6,163,320
Suzuki Motor Corp.	1,058,089	23,323,392
TDK Corp.	122,133	4,260,427
Terumo Corp.	104,875	5,458,144
Toda Corp.	1,223,896	4,772,590
Toho Co. Ltd.	209,562	3,660,394
Tokio Marine Holdings, Inc.	970,423	24,593,413
Tokyo Gas Co. Ltd.	2,710,070	12,587,774
Toyota Industries Corp.	539,177	15,724,759
Toyota Motor Corp.	262,653	9,003,525
Ube Industries Ltd.	2,694,946	8,955,971
West Japan Railway Co.	179,900	7,711,595
Yahoo! Japan Corp.	15,600	4,845,109
Yamada Denki Co. Ltd.	81,800	5,689,126

		623,441,661

Kazakhstan — 0.1%
KazMunaiGas Exploration Production — GDR	656,300	9,620,594

Luxembourg — 0.0%
Millicom International Cellular SA	12,900	1,285,506

Malaysia — 0.5%
Axiata Group Bhd	10,942,686	15,650,814
British American Tobacco Malaysia Bhd	219,400	3,061,382
IOI Corp. Bhd	998,205	1,442,334

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Malaysia (concluded)
PLUS Expressways Bhd	5,186,008	$7,001,314
Telekom Malaysia Bhd	8,330,246	10,633,378
YTL Power International Bhd	13,204,552	6,989,491

		44,778,713

Mexico — 0.2%
America Movil SA de CV — ADR	449,814	9,931,893
Fomento Economico Mexicano, SA de CV — ADR	53,000	3,435,460

		13,367,353

Netherlands — 0.3%
ASML Holding NV	118,800	4,107,915
CNH Global NV (a)	28,300	742,592
ING Groep NV CVA (a)	492,470	3,473,811
Koninklijke Philips Electronics NV	570,483	10,235,581
LyondellBasell Industries NV, Class A	28,000	684,040
Unilever NV	190,260	6,022,368
Unilever NV — ADR	72,200	2,273,578

		27,539,885

Norway — 0.2%
DnB NOR ASA	609,610	6,075,476
Statoil ASA	424,900	9,117,451
Telenor ASA	110,970	1,711,514

		16,904,441

Philippines — 0.0%
Philippine Long Distance Telephone Co. — ADR	67,800	3,358,134

Poland — 0.0%
Powszechny Zaklad Ubezpieczen SA	13,500	1,272,360

Portugal — 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	713,410	2,161,817

Russia — 0.8%
AFI Development Plc, Class B (a)	103,408	45,500
Federal Hydrogen Entitlement	3,450,272	3
Federal Hydrogenerating Co.	19,335,100	589,721
Federal Hydrogenerating Co. — ADR	3,565,505	12,265,337
Federal Hydrogenerating Co. JSC — ADR	138,000	470,527
JSC RushHydro — GDR	14,272,960	435,325
Kuzbassrazrezugol (a)	9,092,575	2,318,607
LSR Group — GDR	171,500	632,835
LSR Group — GDR (d)	1,026,600	3,305,652
MMC Norilsk Nickel — ADR	112,417	2,437,541
Magnitogorsk Iron & Steel Works	28,600	135,734
Magnitogorsk Iron & Steel Works - GDR	649,500	3,106,559
Novorossiysk Commercial Sea Port — GDR	662,750	4,718,780
OAO Rosneft Oil Co. — GDR	1,260,100	7,403,087
Polyus Gold Co. ZAO — ADR (a)	4,067,926	12,610,571
Sberbank of Russia	7,388,000	16,179,720
Uralkali — GDR	15,700	541,650
VimpelCom Ltd. — ADR (c)	520,300	4,958,459

		72,155,608

Singapore — 0.8%
CapitaLand Ltd.	3,532,050	6,590,121
DBS Group Holdings Ltd.	387,170	3,471,773
Fraser and Neave Ltd.	1,793,400	7,872,296
Global Logistic Properties Ltd. (a)	2,297,500	2,881,129
Keppel Corp. Ltd.	1,529,360	8,968,555
M1 Ltd.	2,041,430	3,811,493
Noble Group Ltd.	1,494,271	1,490,783
Oversea-Chinese Banking Corp.	1,634,800	10,075,585
Raffles Medical Group Ltd.	1,575,200	2,679,300
Sembcorp Marine Ltd.	926,100	2,267,593
Singapore Press Holdings Ltd.	762,240	2,179,413
Singapore Telecommunications Ltd.	4,742,930	11,432,971
United Overseas Bank Ltd.	215,300	2,768,492

		66,489,504

South Africa — 0.3%
AngloGold Ashanti Ltd. — ADR	42,500	1,757,800
Harmony Gold Mining Co. Ltd. — ADR	206,600	2,423,418
Life Healthcare Group Holdings Ltd.	1,627,400	3,886,782
Randgold Resources Ltd. — ADR	152,025	14,703,858

		22,771,858

South Korea — 0.8%
Cheil Industries, Inc.	51,853	3,594,928
Hyundai Motor Co.	48,200	8,426,214
KT Corp.	30,900	930,843
KT Corp. — ADR	399,790	5,908,896
KT&G Corp.	127,741	7,949,843
LG Corp.	76,700	3,831,540
Mando Corp.	9,900	1,591,611
POSCO (c)	12,987	4,002,128
POSCO — ADR	57,780	4,391,858
SK Telecom Co. Ltd.	30,020	3,791,200
Samsung Electronics Co. Ltd.	26,360	18,406,038
Samsung Fine Chemicals Co. Ltd.	67,800	2,333,941

		65,159,040

Spain — 0.3%
Banco Santander SA	466,314	3,812,533
Repsol YPF SA	245,380	6,477,731
Telefonica SA	662,772	12,701,886
Telefonica SA — ADR	124,700	2,384,264

		25,376,414

Sweden — 0.1%
Nordea Bank AB	111,600	903,193

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	4

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Sweden (concluded)
SKF AB	126,000	$2,374,099
Swedbank AB, Class A	159,600	1,762,167

		5,039,459

Switzerland — 1.0%
Compagnie Financiere Richemont SA	86,100	3,835,352
Garmin Ltd. (c)	34,827	1,106,454
Nestle SA, Registered Shares	472,504	26,012,612
Noble Corp. (a)	24,265	712,178
Novartis AG, Registered Shares	257,892	14,406,278
Roche Holding AG	67,837	10,956,492
Swisscom AG	20,730	8,433,617
TE Connectivity Ltd.	67,578	1,901,645
Transocean Ltd.	182,760	8,724,962
UBS AG (a)	420,720	4,812,432
Zurich Financial Services AG (a)	27,678	5,765,450

		86,667,472

Taiwan — 0.7%
Cheng Shin Rubber Industry Co. Ltd.	1,660,600	3,440,648
Chunghwa Telecom Co. Ltd.	1,872,311	6,200,927
Chunghwa Telecom Co. Ltd. — ADR	366,738	12,102,354
Delta Electronics, Inc.	1,765,641	4,135,839
Far EasTone Telecommunications Co. Ltd.	3,085,000	4,561,283
HTC Corp.	527,475	11,581,708
HON HAI Precision Industry Co. Ltd.	1,266,464	2,822,219
Taiwan Semiconductor Manufacturing Co. Ltd.	3,165,115	7,123,918
Yulon Motor Co. Ltd.	2,565,000	4,764,120

		56,733,016

Thailand — 0.2%
Hana Microelectronics PCL	1,754,838	954,054
PTT Chemical PCL	2,449,979	7,802,732
PTT Chemical PCL	3,400	10,744
PTT Public Company THB10	627,992	5,252,627
Siam Commercial Bank PCL	2,171,168	7,403,693

		21,423,850

Turkey — 0.3%
BIM Birlesik Magazalar AS	170,000	4,679,742
Tupras Turkiye Petrol Rafinerileri AS	210,015	4,306,123
Turk Telekomunikasyon AS	1,131,258	4,857,640
Turkcell Iletisim Hizmet AS (a)	511,917	2,323,078
Turkiye Garanti Bankasi AS	1,526,162	5,905,941

		22,072,524

United Kingdom — 3.0%
Amlin Plc	285,400	1,254,320
Anglo American Plc	260,700	8,970,956
Antofagasta Plc	644,800	9,206,854
AstraZeneca Plc — ADR	18,400	816,224
BG Group Plc	1,552,400	29,710,789
BP Plc	1,685,568	10,106,122
BP Plc — ADR	346,600	12,501,862
BT Group Plc	4,094,700	10,975,124
British American Tobacco Plc	132,583	5,598,358
British Sky Broadcasting Group Plc	155,400	1,600,488
Diageo Plc — ADR	267,069	20,278,549
GlaxoSmithKline Plc — ADR	29,800	1,230,442
Glencore International Plc (a)	652,800	4,101,428
Guinness Peat Group Plc	6,362,203	2,836,985
HSBC Holdings Plc (c)	482,000	3,683,326
HSBC Holdings Plc	1,863,774	14,275,197
International Power Plc	2,474,600	11,747,091
Lloyds TBS Group Plc (a)	7,899,058	4,240,636
National Grid Plc	1,852,300	18,360,012
Petropavlovsk Plc	106,157	976,229
Rio Tinto Plc	229,700	10,186,767
Royal Dutch Shell Plc — ADR	213,974	13,163,681
Scottish & Southern Energy Plc	775,700	15,566,061
Standard Chartered Plc	222,925	4,447,571
Unilever Plc	127,791	4,002,941
Unilever Plc — ADR	79,800	2,488,962
Vallares Plc (a)	572,000	8,875,173
Vodafone Group Plc	5,712,018	14,721,465
Vodafone Group Plc — ADR	437,580	11,223,927

		257,147,540

United States — 32.6%
3M Co.	147,286	10,573,662
ACE Ltd.	375,799	22,773,419
The AES Corp. (a)(b)	1,013,400	9,890,784
AT&T, Inc.	1,821,294	51,943,305
Abbott Laboratories	376,262	19,242,039
Accenture Plc	22,691	1,195,362
Activision Blizzard, Inc. (b)	1,447,900	17,230,010
Adobe Systems, Inc. (a)	147,000	3,552,990
Aetna, Inc.	515,948	18,754,710
Agilent Technologies, Inc. (a)	292,710	9,147,187
Albemarle Corp.	19,300	779,720
Alcoa, Inc.	1,151,300	11,017,941
Alliance Resource Partners LP (c)	69,559	4,560,288
The Allstate Corp.	95,011	2,250,811
Altera Corp.	30,300	955,359
Altria Group, Inc.	363,277	9,739,456
Amdocs Ltd. (a)	37,516	1,017,434
American Eagle Outfitters, Inc. (b)	707,900	8,296,588
American Electric Power Co., Inc.	168,206	6,395,192
American Tower Corp., Class A (a)	215,358	11,586,260
American Water Works Co., Inc.	182,354	5,503,444
Ameriprise Financial, Inc.	19,200	755,712
AmerisourceBergen Corp.	214,046	7,977,494
Amgen, Inc.	179,704	9,874,735
Anadarko Petroleum Corp.	198,391	12,508,553
Analog Devices, Inc.	28,700	896,875
Apache Corp.	123,754	9,930,021
Apple, Inc. (a)(b)	268,022	102,164,626
Arch Capital Group Ltd. (a)(c)	177,411	5,796,904
Arrow Electronics, Inc. (a)	26,900	747,282
Autodesk, Inc. (a)	27,700	769,506

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
Autoliv, Inc.	13,500	$654,750
Axis Capital Holdings Ltd.	30,399	788,550
BMC Software, Inc. (a)	27,109	1,045,323
Baker Hughes, Inc.	90,600	4,182,096
Ball Corp.	31,100	964,722
Bank of America Corp.	2,967,931	18,163,738
The Bank of New York Mellon Corp.	908,382	16,886,821
Baxter International, Inc.	19,900	1,117,186
Becton Dickinson & Co.	14,100	1,033,812
Biogen Idec, Inc. (a)	16,699	1,555,512
Boeing Co.	291,919	17,664,019
BorgWarner, Inc. (a)	72,100	4,364,213
Bristol-Myers Squibb Co. (e)	1,084,717	34,038,419
Broadcom Corp., Class A (a)	142,526	4,744,691
CA, Inc.	718,439	13,944,901
CMS Energy Corp.	286,123	5,662,374
CNA Financial Corp.	25,200	566,244
CVS Caremark Corp.	394,517	13,247,881
Calpine Corp. (a)(b)	543,800	7,656,704
Capital One Financial Corp.	22,600	895,638
Cardinal Health, Inc.	27,372	1,146,339
Celgene Corp. (a)	84,400	5,226,048
CenturyLink, Inc.	337,678	11,183,895
Cephalon, Inc. (a)(b)(c)	86,700	6,996,690
Chevron Corp.	624,889	57,814,730
Chubb Corp.	155,623	9,335,824
Cigna Corp.	175,584	7,363,993
Cimarex Energy Co.	12,200	679,540
Cisco Systems, Inc. (b)	2,062,728	31,951,657
Citigroup, Inc.	1,197,046	30,668,319
Coach, Inc.	20,300	1,052,149
The Coca-Cola Co.	109,505	7,398,158
Coca-Cola Enterprises, Inc.	41,400	1,030,032
Cognizant Technology Solutions Corp. (a)	42,503	2,664,938
Colgate-Palmolive Co. (b)	179,246	15,895,535
Comcast Corp., Class A	1,107,311	23,142,800
Complete Production Services, Inc. (a)(c)	176,291	3,323,085
Computer Sciences Corp.	36,983	992,994
Comverse Technology, Inc. (a)	441,180	3,101,495
ConAgra Foods, Inc.	107,971	2,615,058
ConocoPhillips	393,558	24,920,093
Consol Energy, Inc.	1,038,023	35,220,120
Consolidated Edison, Inc.	107,200	6,112,544
Constellation Brands, Inc., Class A (a)	129,969	2,339,442
Constellation Energy Group, Inc.	24,100	917,246
Corning, Inc. (b)(e)	2,323,757	28,721,637
Coventry Health Care, Inc. (a)	32,000	921,920
Covidien Plc	133,799	5,900,536
Crown Holdings, Inc. (a)	120,269	3,681,434
DISH Network Corp., Class A (a)	119,669	2,998,905
DaVita, Inc. (a)	111,079	6,961,321
Dell, Inc. (a)(b)	684,440	9,684,826
Devon Energy Corp.	228,393	12,662,108
Dominion Resources, Inc.	120,800	6,133,016
The Dow Chemical Co.	417,969	9,387,584
Dr. Pepper Snapple Group, Inc.	75,774	2,938,516
E.I. du Pont de Nemours & Co.	288,281	11,522,592
EMC Corp. (a)(b)(c)	625,031	13,119,401
EOG Resources, Inc. (b)	81,100	5,758,911
Eastman Chemical Co.	13,400	918,302
eBay, Inc. (a)	211,687	6,242,650
Edison International	27,700	1,059,525
El Paso Corp. (b)	2,187,706	38,241,101
Electronic Arts, Inc. (a)	394,142	8,060,204
Eli Lilly & Co.	141,880	5,245,304
Endurance Specialty Holdings Ltd. (c)	154,164	5,264,701
Entergy Corp.	98,331	6,518,362
Exelon Corp.	263,315	11,219,852
Expedia, Inc.	28,251	727,463
Exxon Mobil Corp.	1,378,233	100,101,063
FMC Corp.	304,253	21,042,137
Fidelity National Financial, Inc., Class A	636,305	9,659,110
Fidelity National Information Services, Inc.	21,790	529,933
Fluor Corp.	18,500	861,175
Ford Motor Co. (a)	1,103,000	10,666,010
Freeport-McMoRan Copper & Gold, Inc., Class B	311,708	9,491,509
Freescale Semiconductor Holdings I Ltd. (a)(c)	721,500	7,958,145
General Dynamics Corp.	127,600	7,259,164
General Electric Co.	3,064,189	46,698,240
General Mills, Inc. (b)	340,424	13,096,111
General Motors Co. (a)(c)	515,400	10,400,772
Gilead Sciences, Inc. (a)	258,785	10,040,858
The Goldman Sachs Group, Inc.	208,646	19,727,479
Google, Inc., Class A (a)(b)	79,449	40,866,977
H.J. Heinz Co.	77,775	3,926,082
HCA Holdings, Inc. (a)	391,700	7,896,672
Halliburton Co.	421,117	12,852,491
Harris Corp.	19,148	654,287
HealthSouth Corp. (a)	284,625	4,249,451
Helmerich & Payne, Inc.	19,000	771,400
Hess Corp.	238,985	12,537,153
Hewlett-Packard Co.	709,789	15,934,763
Hologic, Inc. (a)	537,901	8,181,474
Humana, Inc.	150,044	10,912,700
ITC Holdings Corp.	64,900	5,025,207
Intel Corp.	1,023,479	21,830,807
International Business Machines Corp.	409,393	71,656,057
International Game Technology	342,665	4,978,922
International Paper Co.	142,747	3,318,868
Intuit, Inc. (a)	23,623	1,120,675
JPMorgan Chase & Co.	1,346,074	40,543,749
Johnson & Johnson	865,992	55,172,350
Johnson Controls, Inc.	182,000	4,799,340
KBR, Inc.	309,708	7,318,400
KLA-Tencor Corp.	24,500	937,860
Kinetic Concepts, Inc. (a)	20,000	1,317,800

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	6

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
Kraft Foods, Inc. (b)	557,215	$18,711,280
The Kroger Co.	50,000	1,098,000
L-3 Communications Holdings, Inc.	13,500	836,595
Lam Research Corp. (a)	20,800	789,984
Lear Corp.	32,000	1,372,800
Leucadia National Corp.	31,852	722,403
Lexmark International, Inc., Class A (a)	68,574	1,853,555
Liberty Global, Inc. (a)	29,200	1,056,456
Life Technologies Corp. (a)	200,554	7,707,290
Limited Brands, Inc.	38,518	1,483,328
Lincoln National Corp.	37,700	589,251
Lorillard, Inc.	52,783	5,843,078
Macy’s, Inc.	32,200	847,504
Marathon Oil Corp.	394,632	8,516,159
Marathon Petroleum Corp.	444,816	12,036,721
Marco Holdings Bhd	263	—
Marvell Technology Group Ltd. (a)(b)	278,500	4,046,605
MasterCard, Inc., Class A (b)	41,700	13,225,572
Mattel, Inc. (e)	284,468	7,364,877
McDermott International, Inc. (a)	482,944	5,196,477
McDonald’s Corp.	122,165	10,728,530
The McGraw-Hill Cos., Inc.	29,800	1,221,800
McKesson Corp.	140,569	10,219,366
Mead Johnson Nutrition Co. (b)	258,256	17,775,760
MeadWestvaco Corp.	38,185	937,824
Medco Health Solutions, Inc. (a)	198,131	9,290,363
Medtronic, Inc.	470,267	15,631,675
Merck & Co., Inc.	976,810	31,951,455
MetLife, Inc.	183,483	5,139,359
MetroPCS Communications, Inc. (a)	284,500	2,477,995
Mettler-Toledo International, Inc. (a)	32,636	4,567,735
Microsoft Corp.	3,030,967	75,440,769
Molson Coors Brewing Co., Class B	22,900	907,069
Morgan Stanley	899,421	12,142,183
Motorola Mobility Holdings, Inc. (a)	188,500	7,121,530
Motorola Solutions, Inc.	123,977	5,194,636
Murphy Oil Corp.	15,100	666,816
Mylan, Inc. (a)	479,178	8,146,026
NCB Holdings Ltd.	2,150	—
NII Holdings, Inc. (a)	21,000	565,950
NRG Energy, Inc. (a)(b)	260,551	5,526,287
National Oilwell Varco, Inc.	386,270	19,784,749
Newmont Mining Corp.	632,189	39,764,688
NextEra Energy, Inc.	339,069	18,316,507
Northern Trust Corp.	126,700	4,431,966
Occidental Petroleum Corp.	394,193	28,184,799
Oceaneering International, Inc.	27,200	961,248
Oracle Corp. (b)	1,886,238	54,210,480
PACCAR, Inc.	227,400	7,690,668
PG&E Corp.	192,018	8,124,282
PPG Industries, Inc.	12,700	897,382
PPL Corp.	366,180	10,450,777
PPL Corp.	111,500	6,064,485
Pall Corp.	57,703	2,446,607
Parker Hannifin Corp.	12,348	779,529
PerkinElmer, Inc.	215,643	4,142,502
Perrigo Co.	86,000	8,351,460
Pfizer, Inc.	2,300,625	40,675,050
Philip Morris International, Inc.	256,893	16,024,985
Platinum Underwriters Holdings Ltd.	72,454	2,227,960
Polo Ralph Lauren Corp.	9,655	1,252,254
Polycom, Inc. (a)(b)	400,782	7,362,365
Praxair, Inc.	51,425	4,807,209
Precision Castparts Corp.	71,723	11,150,058
Principal Financial Group, Inc.	87,009	1,972,494
The Procter & Gamble Co.	350,313	22,132,775
The Progressive Corp.	203,803	3,619,541
Prudential Financial, Inc.	97,100	4,550,106
Pulte Group, Inc. (a)	958,500	3,786,075
QEP Resources, Inc.	398,600	10,790,102
QUALCOMM, Inc.	754,908	36,711,176
Quicksilver Resources, Inc. (a)(c)	1,011,970	7,670,733
Reinsurance Group of America, Inc.	18,600	854,670
RenaissanceRe Holdings Ltd.	72,867	4,648,915
Ross Stores, Inc.	11,433	899,663
Ryder System, Inc.	20,445	766,892
SM Energy Co. (b)	165,108	10,013,800
SanDisk Corp. (a)(b)	187,139	7,551,059
Sara Lee Corp. (b)	820,662	13,417,824
Schlumberger Ltd.	433,640	25,901,317
Seagate Technology Plc (b)	409,900	4,213,772
Simon Property Group, Inc.	51,672	5,682,887
The Southern Co. (b)	420,538	17,818,195
Spirit AeroSystems Holdings, Inc., Class A (a)	445,636	7,107,894
The St. Joe Co. (a)	1,487,684	22,300,383
State Street Corp.	407,562	13,107,194
SunTrust Banks, Inc.	100,400	1,802,180
Symantec Corp. (a)(b)	532,929	8,686,743
TRW Automotive Holdings Corp. (a)	20,200	661,146
Teradata Corp. (a)	32,857	1,758,835
Texas Instruments, Inc.	335,940	8,952,801
Thermo Fisher Scientific, Inc. (a)	182,681	9,250,966
Time Warner Cable, Inc.	55,843	3,499,681
Torchmark Corp.	26,100	909,846
The Travelers Cos., Inc.	338,779	16,508,701
U.S. Bancorp	753,911	17,747,065
Union Pacific Corp. (e)	368,777	30,118,018
United Technologies Corp. (b)	212,451	14,948,052
UnitedHealth Group, Inc.	221,508	10,215,949
Unum Group	24,988	523,748
Urban Outfitters, Inc. (a)	30,200	674,064
Valero Energy Corp.	414,751	7,374,273
Validus Holdings Ltd.	109,201	2,721,289
Vanguard Health Systems, Inc. (a)	234,200	2,379,472
VeriSign, Inc.	33,132	947,907

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (concluded)
Verizon Communications, Inc.	824,457	$30,340,018
Viacom, Inc., Class B	155,892	6,039,256
Visa, Inc., Class A	131,200	11,246,464
Wal-Mart Stores, Inc.	537,865	27,915,193
Walgreen Co.	27,200	894,608
Walt Disney Co.	281,400	8,487,024
Waters Corp. (a)(c)	118,026	8,909,783
Weatherford International Ltd. (a)	343,080	4,189,007
WellPoint, Inc.	302,941	19,775,988
Wells Fargo & Co.	1,048,855	25,298,383
Western Digital Corp. (a)(b)	174,032	4,476,103
The Western Union Co.	52,000	795,080
Whiting Petroleum Corp. (a)(b)(c)	315,100	11,053,708
Williams Cos., Inc.	31,901	776,470
Wyndham Worldwide Corp.	24,900	709,899
XL Group Plc	1,096,438	20,613,034
Xerox Corp.	1,015,993	7,081,471
		2,799,176,114

Total Common Stocks — 62.3%		5,350,363,841

Fixed Income Securities

	Par
Asset-Backed Securities	(000)

United States — 0.0%
Latitude CLO Ltd., Series 2005-1I, Class SUB, 13.00%, 12/15/17	USD	300	144,000

Total Asset-Backed Securities — 0.0%			144,000

Corporate Bonds

Argentina — 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (d)		1,027	862,680

Australia — 0.1%
TFS Corp. Ltd., 11.00%, 7/15/18 (d)		9,765	9,771,417

Brazil — 0.2%
Hypermarcas SA, 6.50%, 4/20/21 (d)		3,540	3,221,400
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (d)		10,798	9,664,210
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (d)		6,208	6,145,920

			19,031,530

Canada — 0.3%
Daylight Resources Trust, 6.25%, 12/31/14 (f)	CAD	3,534	3,162,355
PetroBakken Energy Ltd., 3.13%, 2/08/16 (f)	USD	14,500	11,600,000
Sino-Forest Corp. (f):
5.00%, 8/01/13	USD	2,000	520,000
5.00%, 8/01/13 (d)		2,714	705,640
Viterra, Inc., 5.95%, 8/01/20 (d)		4,993	5,299,101

			21,287,096

Chile — 0.1%
Inversiones Alsacia SA, 8.00%, 8/18/18 (d)		8,686	7,463,329

China — 0.2%
Celestial Nutrifoods Ltd., 0.00%, 6/12/49 (a)(f)(g)(h)	SGD	11,400	1,307,439
China Milk Products Group Ltd., 116.77%, 1/05/12 (f)(g)	USD	4,800	624,000
China Petroleum & Chemical Corp., Series SINO, 132,61%, 4/24/14 (f)(g)	HKD	76,230	10,572,001

			12,503,440

Hong Kong — 0.1%
FU JI Food and Catering Services Holdings Ltd., 0.00%, 10/18/10 (a)(f)(g)(h)	CNY	13,100	307,709
Hutchinson Whampoa International Ltd.:
4.63%, 9/11/15 (d)	USD	6,700	6,975,082
4.63%, 9/11/15		4,567	4,754,507

			12,037,298

India — 0.4%
REI Agro Ltd. (f):
5.50%, 11/13/14 (d)		6,845	6,571,200
5.50%, 11/13/14		1,450	1,392,000
Suzlon Energy Ltd. (f)(g):
25.20%, 6/12/12		4,325	5,319,750
22.04%, 10/11/12		5,825	6,873,500
17.16%, 7/25/14		6,225	5,345,719
Tata Steel Ltd., 1.00%, 9/05/12 (f)		4,600	5,474,000

			30,976,169

Indonesia — 0.0%
Bumi Investment Property Ltd., 10.75%, 10/06/17 (d)		3,406	3,099,460

Ireland — 0.1%
Bank of Ireland Mortgage Bank:
4.63%, 9/16/15	EUR	1,714	1,860,028
3.25%, 6/22/16		1,700	1,700,258
Ono Finance II Plc, 10.88%, 7/15/19 (d)	USD	1,039	727,300

			4,287,586

Japan — 0.0%
The Mie Bank Ltd., Series 2, 1.00%, 10/31/11 (f)	JPY	17,000	219,965

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	8

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Luxembourg — 0.3%
Evraz Group SA:
8.25%, 11/10/15	USD	1,385	$1,333,063
9.50%, 4/24/18 (d)		3,460	3,356,200
Gaz Capital SA, 2.89%, 11/15/12	JPY	300,000	3,827,690
Intelsat Jackson Holdings SA, 7.50%, 4/01/21 (d)		6,648	6,182,640
Subsea 7 SA, Series ACY, 2.25%, 10/11/13 (f)		1,800	1,958,400
TNK-BP Finance SA:
7.50%, 7/18/16 (d)		1,779	1,845,926
6.63%, 3/20/17 (d)		5,953	5,908,352
Series 2, 7.50%, 7/18/16		1,015	1,053,184

			25,465,455

Malaysia — 0.2%
IOI Capital Bhd, Series IOI, 15.66%, 12/18/11 (f)(g)		6,586	7,731,964
Johor Corp., Series P3, 1.00%, 7/31/12	MYR	22,247	8,971,969
Paka Capital Ltd., 4.32%, 3/12/13 (f)(g)	USD	3,600	3,504,420

			20,208,353

Mexico — 0.2%
BBVA Bancomer SA (d):
7.25%, 4/22/20		907	884,325
6.50%, 3/10/21		7,997	7,377,232
Pemex Project Funding Master Trust, Series 13, 6.63%, 6/15/35		3,443	3,692,618
Petroleos Mexicanos, 6.00%, 3/05/20		5,414	5,922,916

			17,877,091

Netherlands — 0.3%
Bio City Development Co. B.V, 8.00%, 7/06/18 (d)(f)		23,800	23,800,000

Singapore — 1.1%
CapitaLand Ltd. (f):
2.10%, 11/15/16	SGD	10,750	8,044,113
3.13%, 3/05/18		27,500	21,308,621
2.95%, 6/20/22		27,500	19,790,791
Keppel Land Ltd., 2.50%, 6/23/13 (f)		4,800	3,622,295
Olam International Ltd., 6.00%, 10/15/16 (f)	USD	12,000	13,404,000
Wilmar International Ltd., 0.51%, 12/18/12 (f)		7,100	8,502,250
Yanlord Land Group Ltd.:
5.85%, 7/13/14 (f)	SGD	8,500	6,249,843
9.50%, 5/04/17 (d)	USD	4,920	3,198,000
Ying Li International Real Estate Ltd., 4.00%, 3/03/15 (f)	SGD	10,750	7,232,969

			91,352,882

South Korea — 0.4%
Hana Bank, 4.50%, 10/30/15 (d)	USD	2,182	2,194,187
Hyundai Capital Services, Inc., 4.38%, 7/27/16 (d)		1,783	1,804,275
Hyundai Motor Manufacturing Czech sro, 4.50%, 4/15/15 (d)	USD	2,226	2,277,113
Korea Electric Power Corp.:
5.13%, 4/23/34		5,723	6,002,929
7.95%, 4/01/96 (i)		4,406	3,203,175
Zeus Cayman, 437.32%, 8/19/13 (f)(g)	JPY	1,302,000	16,689,756
Zeus Cayman II, 1.49%, 8/18/16 (f)(g)		460,000	5,892,390

			38,063,825

Spain — 0.0%
Nara Cable Funding Ltd., 8.88%, 12/01/18 (d)	EUR	1,770	1,920,799

Sweden — 0.0%
Svensk Exportkredit AB, 10.50%, 9/29/15 (j)	TRY	1,397	838,077

Switzerland — 0.2%
Credit Suisse/Nassau, 10.25%, 7/17/22	IDR	38,667,200	5,366,779
UBS AG, 4.88%, 8/04/20	USD	14,213	13,685,612

			19,052,391

Trinidad — 0.0%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/19 (d)		1,583	1,871,898

United Arab Emirates — 0.6%
Aldar Funding Ltd., 5.77%, 11/10/11 (f)		3,100	3,075,200
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (f)		41,300	37,541,700
Pyrus Ltd., 7.50%, 12/20/15 (d)(f)		7,200	6,822,000

			47,438,900

United Kingdom — 0.3%
Anglo American Plc, Series AAL, 4.00%, 5/07/14 (f)		2,100	2,888,550
Essar Energy Invest Ltd., 4.25%, 2/01/16 (f)		700	444,750
Essar Energy Plc, 4.25%, 2/01/16		8,100	5,176,710
Lloyds TSB Bank Plc, 13.00% (k)	GBP	10,148	15,983,046
Petropavlovsk 2010 Ltd., 4.00%, 2/18/15	USD	2,600	2,267,200

			26,760,256

United States — 2.1%
Advanced Micro Devices, Inc.:
6.00%, 5/01/15 (f)		13,120	12,824,800
8.13%, 12/15/17		1,965	1,965,000
Alberto-Culver Co., 5.15%, 6/01/20		1,172	1,369,795
Ally Financial, Inc., 4.50%, 2/11/14		14,480	13,249,200
Amylin Pharmaceuticals, Inc., 3.00%, 6/15/14 (f)		6,639	5,908,710

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

United States (continued)
BAC Capital Trust XI, 6.63%, 5/23/36	USD	1,048	$788,310
Building Materials Corp. of America, 6.88%, 8/15/18 (d)		1,505	1,459,850
CF Industries, Inc., 7.13%, 5/01/20		2,616	2,978,970
Calpine Corp. (d):
7.88%, 7/31/20		2,386	2,302,490
7.50%, 2/15/21		1,024	977,920
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (d)	EUR	1,678	2,090,733
Chrysler Group LLC/CG Co-Issuer, Inc. (d):
8.00%, 6/15/19	USD	7,244	5,650,320
8.25%, 6/15/21		6,306	4,855,620
Consol Energy, Inc., 8.00%, 4/01/17		10,805	11,291,225
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		375	294,375
DJO Finance LLC, 9.75%, 10/15/17 (d)		660	551,100
DaVita, Inc.:
6.38%, 11/01/18		2,321	2,228,160
6.63%, 11/01/20		3,163	3,036,480
EH Holding Corp. (d):
6.50%, 6/15/19		5,487	5,281,238
7.63%, 6/15/21		1,577	1,517,863
Electronic Arts, Inc., 0.75%, 7/15/16 (d)(f)		7,533	7,231,680
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		1,268	1,331,400
8.00%, 12/15/16		1,406	1,534,241
6.63%, 8/15/17		2,019	2,102,401
5.75%, 2/01/21		955	944,972
Gilead Sciences, Inc. (f):
1.63%, 5/01/16 (d)		1,751	1,991,763
Series B, 0.63%, 5/01/13		9,941	11,357,592
HSBC Finance Corp., 6.68%, 1/15/21 (d)		1,475	1,449,662
The Hertz Corp., 7.50%, 10/15/18		1,259	1,202,345
Hologic, Inc., 2.00%, 12/15/37 (f)(l)		15,867	16,402,511
Lam Research Corp., 1.25%, 5/15/18 (d)(f)		1,313	1,216,166
Linn Energy LLC, 7.75%, 2/01/21		5,033	5,033,000
Morgan Stanley, 3.80%, 4/29/16		5,630	5,190,466
Mylan, Inc., 3.75%, 9/15/15 (f)		8,058	11,684,100
NRG Energy, Inc., 8.25%, 9/01/20		1,458	1,377,810
Phibro Animal Health Corp., 9.25%, 7/01/18 (d)		694	678,385
Reliance Holdings USA, Inc., 4.50%, 10/19/20 (d)		4,124	3,784,112
SBA Communications Corp. (f):
1.88%, 5/01/13		2,470	2,562,625
4.00%, 10/01/14		1,783	2,306,756
SM Energy Co., 3.50%, 4/01/27 (f)		5,042	6,126,030
SonoSite, Inc., 3.75%, 7/15/14 (f)		1,663	1,750,308
SunGard Data Systems, Inc., 7.38%, 11/15/18		4,830	4,491,900
Texas Industries, Inc., 9.25%, 8/15/20		7,163	5,569,232
Valeant Pharmaceuticals International, 6.75%, 10/01/17 (d)		1,733	1,596,526

			179,538,142

Total Corporate Bonds — 7.2%			615,728,039

Floating Rate Loan Interests (j)

Mexico — 0.1%
Financiera URBI SA Term Loan, 1.00%, 4/12/12		7,150	7,042,750

United States — 0.2%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		14,908	14,907,787
Vodafone Americas Finance 2, Inc., Term Loan B, 1.00%, 7/11/16		6,898	6,932,490

			21,840,277

Total Floating Rate Loan Interests — 0.3%			28,883,027

Foreign Agency Obligations

Australia Government Bond:
4.75%, 11/15/12	AUD	28,239	27,622,560
5.50%, 12/15/13		26,100	26,259,675
5.75%, 5/15/21		40,249	43,596,352
Series 123, 5.75%, 4/15/12		28,239	27,561,621
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 5/15/15	BRL	17,472	20,256,908
Series F, 10.00%, 1/01/17		105,226	52,378,810
Series F, 10.00%, 1/01/21		89,721	44,646,582
Bundesrepublik Deutschland:
4.25%, 7/04/17	EUR	69,905	108,870,439
3.50%, 7/04/19		55,028	83,857,084
Canadian Government Bond:
4.00%, 6/01/16	CAD	10,612	11,339,822
3.50%, 6/01/20		12,761	13,573,617
Export-Import Bank of Korea, 4.13%, 9/09/15	USD	12,575	12,677,725
Hong Kong Government Bond:
4.13%, 2/22/13	HKD	54,650	7,410,291
2.03%, 3/18/13		176,000	23,209,517
1.67%, 3/24/14		32,850	4,366,383
3.51%, 12/08/14		90,250	12,735,595
1.69%, 12/22/14		45,200	6,035,779

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	10

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

	Par
Foreign Agency Obligations	(000)		Value

Korea Development Bank:
4.38%, 8/10/15	USD	8,280	$8,464,040
4.00%, 9/09/16		5,805	5,741,441
Hungarian Government Bond, 4.40%, 9/25/14	EUR	300	344,148
Malaysia Government Bond:
Series 0108, 3.46%, 7/31/13	MYR	34,671	10,928,180
Series 0109, 2.51%, 8/27/12		116,221	36,283,377
New Zealand Government Bond, Series 216, 4.50%, 2/15/16	NZD	1,755	2,230,708
Poland Government Bond, 3.00%, 8/24/16	PLN	25,465	9,482,792
Turkey Government Bond:
10.00%, 1/09/13	TRY	3,842	2,116,987
10.50%, 1/15/20		34,278	19,717,597
4.00%, 4/01/20		7,480	4,266,421
Ukraine Government International Bond (d):
6.88%, 9/23/15	USD	1,517	1,395,640
7.75%, 9/23/20		3,673	3,305,700
United Kingdom Gilt:
4.00%, 9/07/16	GBP	29,280	51,370,311
4.75%, 3/07/20		60,815	113,810,866
Vietnam Government International Bond:
6.75%, 1/29/20	USD	4,350	4,263,000

Total Foreign Agency Obligations — 9.3%			800,119,968

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 0.1%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 1.98%, 11/15/15 (d)(j)		13,151	11,719,007

Total Non-Agency Mortgage-Backed Securities — 0.1%			11,719,007

US Treasury Obligations

US Treasury Notes:
0.63%, 7/31/12 (e)		32,609	32,733,391
2.63%, 12/31/14		13,374	14,284,167
2.25%, 1/31/15 (e)		96,265	101,755,089
2.38%, 2/28/15 (e)		70,474	74,829,293
2.50%, 3/31/15 (m)		82,661	88,227,392
2.25%, 3/31/16 (e)		91,433	97,197,319
1.38%, 9/30/18		11,660	11,603,121
3.50%, 5/15/20 (e)		156,137	178,813,235
2.63%, 8/15/20 (e)		117,529	125,875,118

Total US Treasury Obligations — 8.5%			725,318,125

Total Fixed Income Securities — 25.4%			2,181,912,166

Investment Companies	Shares	Value

United States — 2.7%
ETFS Gold Trust (a)	223,340	$35,977,841
ETFS Palladium Trust (a)	84,760	5,085,600
ETFS Platinum Trust (a)	71,573	10,758,853
Energy Select Sector SPDR Fund (c)	503,222	29,483,777
iShares Gold Trust (a)(n)	2,169,715	34,346,589
iShares Silver Trust (a)(n)	85,651	2,477,883
SPDR Gold Shares (a)	679,938	107,484,599

		225,615,142

Vietnam — 0.0%
Vietnam Enterprise Investments Ltd., R Shares (a)	380,361	905,259
Vinaland Ltd. (a)	2,743,000	1,801,968

		2,707,227

Total Investment Companies — 2.7%		228,322,369

Preferred Securities

	Par
Capital Trusts	(000)

Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (j)	USD	5,237	4,713,300

United States — 0.0%
Wachovia Capital Trust IV, 6.38%, 3/01/67		23	574,272

Total Capital Trusts — 0.1%			5,287,572

Preferred Stocks	Shares

Switzerland — 0.0%
UBS AG, 9.38% (f)	246,025	2,950,135

United Kingdom — 0.1%
HSBC Holdings Plc, 8.00%	217,500	5,531,025

United States — 0.5%
Bunge Ltd.,4.88% (f)	18,647	1,715,524
Chesapeake Energy Corp., 5.75% (d)(f)	16,375	17,951,094
General Motors Co., 4.75% (f)	260,000	9,120,800
Health Care Reit, Inc., 6.50% (f)	109,000	5,046,700
PPL Corp., 8.75% (f)	126,900	7,030,260
SandRidge Energy, Inc., 7.00% (d)(f)	37,500	3,975,000
Wells Fargo & Co., Series L, 7.50% (f)	3,241	3,348,147

		48,187,525

Total Preferred Stocks — 0.6%		56,668,685

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Trust Preferreds	Shares	Value

United States — 0.2%
Citigroup Capital XIII, 7.88%, 10/30/40 (f)(j)	254,164	$6,712,471
GMAC Capital Trust I, 8.13%, 2/15/40 (f)(j)	472,000	8,614,000
Omnicare Capital, 4.00%, 6/15/33 (f)	131,000	2,489,000

Total Trust Preferred — 0.2%		17,815,471

Total Preferred Securities — 0.9%		79,771,728

Warrants (o)

Australia — 0.0%
TFS Corp. Ltd., (Expires 7/15/18)	3,613,050	36

Canada — 0.0%
Kinross Gold Corp., (Expires 9/13/13)	37,568	40,153

United States — 0.0%
Ford Motor Co., (Expires 1/01/13)	56,613	1,238,955

Total Warrants — 0.0%		1,279,144

Total Long-Term Investments (Cost — $7,959,286,461) — 91.3%		7,841,649,248

	Par
Short-Term Securities	(000)

Foreign Agency Obligations — 1.0%
Bank Negara Malaysia Monetary Notes (p):
2.81%, 4/03/12	MYR	29,819	9,229,426
2.82%, 4/03/12		56,913	17,572,561
Hong Kong Treasury Bill, 0.07%, 10/12/11 (p)	HKD	218,000	27,993,391
Mexico Cetes, 4.40%, 2/09/12 (p) MXN		215,726	15,314,594
Singapore Treasury Bill, 0.22%, 10/20/11 (p)	SGD	20,454	15,637,014

			85,746,986

Short-Term Securities	Shares	Value

Money Market Funds — 0.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (n)(q)	34,745	$34,745

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.16% (n)(q)(r)	USD	64,588	64,587,726

Total Money Market Funds – 0.8%			64,622,471

	Par
	(000)

Time Deposits – 0.0%
Australia – 0.0%
Brown Brothers Harriman & Co., 3.64%, 10/03/11	AUD	591	572,144

Canada – 0.0%
Brown Brothers Harriman & Co., 0.28%, 10/03/11	CAD	57	54,660
JPMorgan Chase & Co., 0.28%, 10/03/11		24	22,498

Europe – 0.0%
Brown Brothers Harriman & Co., 0.28%, 10/03/11	EUR	1	1,569

Hong Kong – 0.0%
Citibank NA., 0.01%, 10/03/11	HKD	3,774	484,672

Japan – 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/03/11	JPY	9,230	119,662

Singapore – 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/03/11	SGD	22	16,740

South Africa – 0.0%
Brown Brothers Harriman & Co., 4.65%, 10/03/11	ZAR	532	65,902

United States – 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/03/11	USD	2	2,160

Total Time Deposits – 0.0%			1,340,007

US Treasury Obligations – 6.7%
US Treasury Bill (p):
0.06%, 10/20/11		10,845	10,844,682
0.01%, 10/27/11		11,210	11,209,960
0.01%, 11/10/11		54,600	54,599,393
0.01%, 12/01/11		44,000	43,999,068
0.03%, 12/08/11		82,000	81,995,353
0.02%, 12/15/11		27,000	26,999,104
0.01%, 12/29/11		4,200	4,199,896
0.02%, 1/12/12		37,350	37,348,397
0.01%, 2/02/12		10,900	10,899,625
0.01%, 2/09/12		95,020	95,017,237
0.01%, 2/23/12		37,420	37,418,041
0.00%, 3/01/12		9,600	9,599,959
0.01%, 3/01/12		9,100	9,099,616

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	12

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

	Par
Short-Term Securities	(000)		Value

US Treasury Obligations (concluded)
0.01%, 3/08/12	USD	39,000	$38,999,139
0.04%, 3/08/12		74,600	74,587,146
0.02%, 3/22/12		31,100	31,097,758

Total US Treasury Obligations – 6.7%			577,914,374

Total Short-Term Securities (Cost — $733,764,469) – 8.5%			729,623,838

Options Purchased	Contracts

Exchange-Traded Call Options — 0.0%
SPDR Gold Trust:
Strike Price USD 160.00, Expires 10/22/11	1,324	559,390
Strike Price USD 195.00, Expires 12/17/11	2,192	287,152
Strike Price USD 205.00, Expires 12/17/11	2,192	164,400
Wells Fargo & Co., Strike Price USD 28.00, Expires 10/22/11	3,430	48,020

		1,058,962

Exchange-Traded Put Options — 0.3%
S&P 500 Index:
Strike Price USD 1,100.00, Expires 10/22/11	558	1,749,330
Strike Price USD 1,110.00, Expires 10/22/11	1,030	3,579,250
Strike Price USD 1,120.00, Expires 10/22/11	278	1,068,910
Strike Price USD 1,130.00, Expires 10/22/11	365	1,549,425
Strike Price USD 1,140.00, Expires 10/22/11	364	1,701,700
Strike Price USD 1,150.00, Expires 10/22/11	365	1,881,575
Strike Price USD 1,050.00, Expires 11/19/11	764	2,784,780
Strike Price USD 1,075.00, Expires 11/19/11	174	754,290
Strike Price USD 1,100.00, Expires 11/19/11	1,414	7,260,890
Strike Price USD 1,125.00, Expires 11/19/11	174	1,057,050
Strike Price USD 1,150.00, Expires 11/19/11	174	1,246,710
SPDR Gold Trust:
Strike Price USD 165.00, Expires 12/17/11	1,324	1,807,260
Strike Price USD 125.00, Expires 1/21/12	924	176,022

		26,617,192

Over-the-Counter Call Options — 0.1%
DAX Price Return Index, Strike Price USD 3,319.87, Expires 9/21/12, Broker Goldman Sachs Bank USA	3,591	$889,706
EUR Put Option, Strike Price USD 1.30, Expires 12/19/11, Broker Credit Suisse International	26,013,800	510,131
MSCI Europe Excluding United Kingdom Index:
Strike Price USD 102.90, Expires 6/15/12, Broker Deutsche Bank AG	92,381	62,461
Strike Price USD 104.71, Expires 6/15/12, Broker Goldman Sachs Bank USA	197,945	116,788
Strike Price USD 99.43, Expires 7/12/12, Broker Credit Suisse International	287,953	336,387
Strike Price USD 86.70, Expires 9/21/12, Broker JPMorgan Chase Bank NA	146,133	812,499
S&P 500 Index:
Strike Price USD 1,373.88, Expires 2/10/12, Broker JPMorgan Chase Bank NA	33,581	258,909
Strike Price USD 1,355.00, Expires 2/24/12, Broker Bank of America	9,178	133,569
Strike Price USD 1,282.00, Expires 2/24/12, Broker Bank of America	4,855	160,778
Topix Index:
Strike Price USD 825.55, Expires 6/08/12, Broker Deutsche Bank AG	2,306,555	755,390
Strike Price USD 825.00, Expires 6/08/12, Broker Morgan Stanley International	2,539,901	857,856
Taiwan Taiex Index:
Strike Price USD 9,041.74, Expires 9/19/12, Broker JPMorgan Chase Bank NA	28,871	114,040
Strike Price USD 9,047.46, Expires 9/19/12, Broker Citibank NA	43,145	204,542
Strike Price USD 8,818.93, Expires 3/20/13, Broker Citibank NA	29,417	277,085
Strike Price USD 8,807.55, Expires 6/19/13, Broker JPMorgan Chase Bank NA	29,455	365,831

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value

Over-the-Counter Call Options (concluded)
Strike Price USD 8,646.24, Expires 9/18/13, Broker Credit Suisse International	24,912	$192,072
Strike Price USD 8,807.55, Expires 9/18/13, Broker Credit Suisse International	14,728	152,288
Strike Price USD 8,646.11, Expires 12/18/13, Broker JPMorgan Chase Bank NA	49,746	379,064

		6,579,396

Over-the-Counter Put Options — 0.1%
Brazil BOVESPA Index, Strike Price USD 52,978.00, Expires 2/15/12, Broker Goldman Sachs Bank USA	211	918,472
iShares Russell 2000 Index:
Strike Price USD 662.24, Expires 12/16/11, Broker Morgan Stanley International	22,428	1,469,554
Strike Price USD 664.34, Expires 12/30/11, Broker JPMorgan Chase Bank NA	22,336	1,574,688
Strike Price USD 641.52, Expires 3/16/12, Broker Goldman Sachs Bank USA	25,462	1,943,515
KOSPI Index, Strike Price USD 230.71, Expires 12/08/11, Broker Citibank NA	49,000	650,965

		6,557,194

Total Options Purchased (Cost — $43,129,749) — 0.5%		40,812,744

Total Investments Before Structured Options and Options Written (Cost — 8,736,180,679) — 100.3%		8,612,085,830

Over-the-Counter Structured Options	Units	Value

United States — (0.1)%
MSCI EAFE Index, Initial Reference Strike Price 1,621.56, One written put strike 1,621.56, 1.275 calls strike 1,621.56, Expires 12/16/11 , Broker Goldman Sachs Bank USA	4,171	$(1,038,662)
MSCI EM Index, Initial Reference Strike Price 1,128.89, One written put strike 1,128.89, 1.066 calls strike 1,128.89, Expires 12/14/11, Broker JPMorgan Chase Bank NA	12,003	(2,968,379)
Nikkei 225 Index Link:
Initial Reference Strike Price 9,583, One written call strike 10,996.49, Expires 11/18/11, Broker JPMorgan Chase NA	(886)	(319)
Initial Reference Strike Price 9,582.02, One written call strike 11,019.32, Expires 11/18/11, Broker UBS AG	(939)	(1,083)
S&P 500 Index:
Initial Reference Strike Price 1,328.17, One written call strike 1,403.95, One written put strike 1,130.08, One put strike 1,263.03, Expires 10/10/11, Broker Citibank NA	6,584	675,033
Initial Reference Strike Price 1,300.35, One written put strike 1,131.30, One call strike 1,379.67, Expires 3/16/12, Broker JPMorgan Chase Bank NA	22,532	(2,167,341)
Taiwan Taiex Index:
Initial Reference Strike Price 8,900, One written put strike 8,400, 1.35 calls strike 9,000, Expires 12/21/11, Broker Citibank NA	39,760	(1,681,657)
Initial Reference Strike Price 8,775.89, One written put strike 7,345.42, 1.45 calls strike 8,775.89, Expires 12/19/12, Broker Citibank NA	28,888	(997,224)
Initial Reference Strike Price TWD 8,571.82, One written put strike USD 243.41, One call strike USD 290.81, Expires 12/19/11, Broker Citibank NA	29,421	(873,204)

		(9,052,836)

Total Over-the-Counter Structured Options (Premiums Received $185,269) — (0.1)%		(9,052,836)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	14

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options — (0.1)%
Activision Blizzard, Inc., Strike Price USD 12.50, Expires 1/19/13	2,246	$(353,745)
AES Corp.:
Strike Price USD 11.00, Expires 1/21/12	662	(31,445)
Strike Price USD 12.00, Expires 2/18/12	707	(22,977)
American Eagle Outfitters, Strike Price USD 15.00, Expires 2/18/12	7,079	(283,160)
Apple, Inc., Strike Price USD 450.00, Expires 1/19/13	435	(1,932,488)
Calpine Corp., Strike Price USD 15.00, Expires 1/21/12	585	(62,887)
Cephalon, Inc., Strike Price USD 65.00, Expires 1/21/12	365	(585,825)
Cisco Systems, Inc.:
Strike Price USD 17.50, Expires 1/21/12	2,441	(141,578)
Strike Price USD 20.00, Expires 1/19/13	2,478	(267,624)
Colgate Palmolive Co., Strike Price USD 92.50, Expires 1/21/12	581	(222,233)
Corning, Inc.:
Strike Price USD 15.00, Expires 1/19/13	1,798	(267,902)
Strike Price USD 17.50, Expires 1/19/13	9,316	(810,492)
Dell, Inc., Strike Price USD 15.00, Expires 1/19/13	1,016	(232,664)
El Paso Corp., Strike Price USD 19.00, Expires 1/21/12	1,414	(181,699)
EMC Corp., Strike Price USD 25.00, Expires 1/19/13	1,296	(272,160)
EOG Resources, Inc., Strike Price USD 100.00, Expires 1/21/12	410	(36,490)
General Mills, Inc., Strike Price USD 42.00, Expires 4/21/12	1,484	(161,756)
Google, Inc., Class A, Strike Price USD 590.00, Expires 1/19/13	167	(1,019,740)
Kraft Foods, Inc., Strike Price USD 35.00, Expires 1/21/12	2,497	(264,682)
Marvell Technology Group Ltd., Strike Price USD 17.50, Expires 1/21/12	2,665	(125,255)
Mastercard, Inc., Strike Price USD 285.00, Expires 10/22/11	167	(628,755)
Mead Johnson Nutrition Co., Strike Price USD 75.00, Expires 11/19/11	1,033	(217,447)
NRG Energy, Inc.:
Strike Price USD 24.00, Expires 1/21/12	460	(50,600)
Strike Price USD 24.00, Expires 3/17/12	361	(54,150)
Oracle Corp., Strike Price USD 30.00, Expires 1/19/13	3,560	(1,637,600)
Polycom, Inc., Strike Price USD 32.50, Expires 1/21/12	974	(14,610)
SanDisk Corp., Strike Price USD 46.00, Expires 10/22/11	1,077	(60,850)
Sara Lee Corp., Strike Price USD 19.00, Expires 1/21/12	8,205	(266,663)
Seagate Technology, Strike Price USD 17.50, Expires 1/21/12	1,379	(5,516)
SM Energy Co., Strike Price USD 90.00, Expires 11/19/11	540	(14,850)
Southern Co., Strike Price USD 42.00, Expires 1/21/12	371	(76,426)
Symantec Corp., Strike Price USD 17.50, Expires 1/21/12	2,652	(302,328)
Teva Pharmaceutical — ADR, Strike Price USD 47.50, Expires 1/19/13	1,082	(253,188)
United Technologies Corp., Strike Price USD 80.00, Expires 1/21/12	923	(187,831)
Valeant Pharmaceuticals International, Strike Price USD 50.00, Expires 1/21/12	472	(42,480)
Western Digital Corp., Strike Price USD 40.00, Expires 1/21/12	1,211	(17,559)
Whiting Petroleum Corp., Strike Price USD 55.00, Expires 1/21/12	863	(43,150)

		(11,150,805)

Exchange-Traded Put Options — (0.0)%
Mastercard, Inc., Strike Price USD 220.00, Expires 10/22/11	167	(12,859)
SPDR Gold Trust, Strike Price USD 105.00, Expires 1/21/12	928	(56,608)
Time Warner Cable, Strike Price USD 60.00, Expires 1/21/12	386	(175,630)
Urban Outfitters, Inc., Strike Price USD 20.00, Expires 3/17/12	2,194	(455,255)
Wells Fargo & Co., Strike Price USD 24.00, Expires 10/22/11	3,430	(476,770)

		(1,177,122)

Over-the-Counter Call Options — (0.0%
Beirsdorf AG, Strike Price USD 48.00, Expires 3/16/12, Broker Deutsche Bank AG	19,300	(15,064)
Brazil BOVESPA Index, Strike Price USD 61,334.30, Expires 2/15/12, Broker Goldman Sachs Bank USA	211	(189,904)
China Unicom (Hong Kong) Ltd., Strike Price USD 17.56, Expires 10/28/11, Broker Citibank NA	744,141	(30,798)
HKD Call, Strike Price USD 18.19, Expires 11/30/11, Broker Credit Suisse International	744,141	(40,572)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options (concluded)
iShares Russell 2000 Index:
Strike Price USD 715.62, Expires 12/16/11, Broker Morgan Stanley International	18,690	$(418,553)
Strike Price USD 718.57, Expires 12/30/11, JPMorgan Chase Bank NA	18,613	(457,322)
Strike Price USD 748.89, Expires 3/16/12, Broker Goldman Sachs Bank USA	25,462	(709,371)
Kraft Foods, Inc., Strike Price USD 34.00, Expires 1/20/12, Broker Morgan Stanley & Co., Inc.	2,497	(343,883)
MSCI Europe Excluding United Kingdom Index, Strike Price USD 113.85, Expires 7/12/12, Broker Credit Suisse International	287,953	(36,282)
PG+E Corp., Strike Price USD 43.00, Expires 1/20/12, Broker Deutsche Bank AG	191	(31,705)
Unilever NA CVA, Strike Price USD 26.00, Expires 6/15/12, Broker Morgan Stanley International	190,260	(185,119)

		(2,458,573)

Over-the-Counter Put Options — (0.4)%
American Eagle Outfitters:
Strike Price USD 11.75, Expires 3/16/12	211,032	(352,534)
Strike Price USD 12.00, Expires 3/16/12	527,427	(883,988)
Beiersdorf AG:
Strike Price USD 38.00, Expires 12/16/11	73,533	(108,575)
Strike Price USD 38.00, Expires 1/20/12	42,019	(82,921)
Brazil BOVESPA Index, Strike Price USD 47,680.20, Expires 2/15/12, Broker Goldman Sachs Bank USA	211	(516,435)
DAX Price Return Index, Strike Price USD 3,003.69, Expires 9/21/12, Broker Goldman Sachs Bank USA	2,565	(1,045,366)
HTC Corp., Strike Price USD 900.00, Expires 1/04/12, Broker Goldman Sachs Bank USA	1,533	(1,058,967)
iShares Russell 2000 Index:
Strike Price USD 591.28, Expires 12/16/11, Broker Morgan Stanley International	18,690	(680,550)
Strike Price USD 593.16, Expires 12/30/11, Broker JPMorgan Chase Bank NA	18,613	(755,316)
Strike Price USD 540.23, Expires 3/16/12, Broker Goldman Sachs Bank USA	25,462	(980,796)
KOSPI Index, Strike Price USD 208.00, Expires 12/08/11, Broker Citibank NA	245	(172,945)
MSCI Europe Excluding United Kingdom:
Strike Price USD 99.84, Expires 6/15/12, Broker Goldman Sachs Bank USA	197,945	(4,358,749)
Strike Price USD 98.12, Expires 6/15/12, Broker Deutsche Bank AG	92,381	(1,861,469)
Strike Price USD 92.97, Expires 7/12/12, Broker Credit Suisse International	287,953	(4,706,073)
Strike Price USD 78.44, Expires 9/21/12, Broker JPMorgan Chase Bank NA	100,091	(942,857)
S&P 500 Index:
Strike Price USD 915.92, Expires 2/10/12, Broker JPMorgan Chase Bank NA	10,176	(348,630)
Strike Price USD 1,025.00, Expires 2/24/12, Broker Bank of America NA	4,731	(243,098)
Strike Price USD 950.00, Expires 2/24/12, Broker Bank of America NA	4,855	(272,928)
Strike Price USD 988.57, Expires 12/08/11, Broker JPMorgan Chase Bank NA	9,047	(277,327)
Sara Lee Corp., Strike Price USD 15.00, Expires 3/16/12	804	(71,004)
TOPIX Index:
Strike Price USD 675.00, Expires 6/08/12, Broker Morgan Stanley International	1,395,550	(627,214)
Strike Price USD 675.45, Expires 6/08/12, Broker Deutsche Bank AG	1,267,338	(570,728)
Taiwan Taiex Index:
Strike Price USD 7,608.62, Expires 9/19/12, Broker JPMorgan Chase Bank NA	28,871	(1,291,689)
Strike Price USD 7,758.20, Expires 9/19/12, Broker Citibank NA	43,145	(2,100,453)
Strike Price USD 7,557.82, Expires 3/20/13, Broker Citibank NA	29,417	(1,462,972)
Strike Price USD 7,574.49, Expires 6/19/13, Broker Credit Suisse International	29,455	(1,531,365)
Strike Price USD 6,957.96, Expires 9/18/13, Broker Credit Suisse International	14,728	(680,286)
Strike Price USD 7,176.38, Expires 9/18/13, Broker Credit Suisse International	15,098	(771,206)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	16

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Put Options (concluded)
Strike Price USD 7,180.59, Expires 12/18/13, Broker JPMorgan Chase Bank NA	30,149	$(1,674,475)

		(30,430,916)

	Notional
	Amount
Over-the-Counter Put Swaptions — 0.0%
Receive a fixed rate of 3.15% and pay a floating rate based on 3-month LIBOR, expiring 4/30/13, Broker Morgan Stanley & Co., Inc.	USD	3,301,281	(131,914)

Total Options Written (Premiums Received $37,082,182) — (0.5)%			(45,349,330)

Total Investments, Net of Structured Options and Options Written — 99.7%			$8,557,683,664
Other Assets Less Liabilities — 0.3%			23,102,358

Net Assets — 100.0%			$8,580,786,022

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$8,779,579,010

Gross unrealized appreciation	$567,964,848

Gross unrealized depreciation	(735,458,028)

Net unrealized depreciation	$(167,493,180)

(a)	Non-income producing security.

(b)	All or a portion of the security has been pledged as collateral in connection with outstanding options written.

(c)	Security, or a portion of security, is on loan.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of security has been pledged as collateral in connection with swaps.

(f)	Convertible security.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(j)	Variable rate security. Rate shown is as of report date.

(k)	Security is perpetual in nature and has no stated maturity date.

(l)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(m)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

(n)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/ Beneficial	Shares/			Shares/ Beneficial
	Interest	Beneficial		Shares/	Interest	Value at
	Held at	Interest		Beneficial	Held at	September
Affiliate	December 31, 2010	Purchased		Interest Sold	September 30, 2011	30, 2011	Realized Gain	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	2,860,795	—		(2,826,050)[1]	34,745	$34,745	—	$1,217
BlackRock Liquidity Series, LLC Money Market Series	409,500	64,178,226	[2]	—	64,587,726	$64,587,726	—	$88,595
iShares Dow Jones US Telecommunication Sector Index Fund	122,203	27,000		(149,203)	—	—	$100,998	$60,448
iShares MSCI Brazil (Free) Index	79,400	—		(79,400)	—	—	$850,345	—
iShares MSCI South Korea Index	71,000	—		(71,000)	—	—	$2,752,404	—
iShares Gold Trust	—	2,169,715		—	2,169,715	$34,346,589	—	—
iShares Silver Trust	604,651	37,900		(556,900)	85,651	$2,477,883	$12,594,534	—

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

(o)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(p)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(q)	Represents the current yield as of report date.

(r)	Security was purchased with the cash collateral from loaned securities.

•	Financial futures contracts purchased as of September 30, 2011 were as follows:

						Unrealized
				Notional		Appreciation
Contracts	Issue	Exchange	Expiration	Value		(Depreciation)

26	Hang Seng China Index	Hong Kong Futures Exchange	October 2011	HKD	11,779,040	$(35,023)
180	MSCI Taiwan Index	Taiwan Futures Exchange	October 2011	USD	4,444,920	163,080
194	DJ Euro Stoxx 50	Eurex	December 2011	EUR	4,225,227	(57,056)
16	SPI 200 Index	Australian Securities Exchange	December 2011	AUD	1,646,061	(44,573)

Total						$26,428

•	Financial futures contracts sold as of September 30, 2011 were as follows:

				Notional		Unrealized
Contracts	Issue	Exchange	Expiration	Value		Appreciation

1,305	Russell 2000 Mini Index	Chicago Mercantile	December 2011	USD	89,108,115	$5,392,365
196	S&P 500 Index	Chicago Mercantile	December 2011		56,905,885	1,731,885

Total						$7,124,250

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	18

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
•	Foreign currency exchange contracts as of September 30, 2011 were as follows:

						Unrealized Appreciation
Currency Purchased			Currency Sold	Counterparty	Settlement Date	(Depreciation)

USD	510,882	AUD	520,776	Brown Brothers Harriman & Co.	10/03/11	$6,926
USD	86,912	CLP	45,767,758	Brown Brothers Harriman & Co.	10/03/11	(1,162)
USD	1,147,472	EUR	841,181	Goldman Sachs & Co.	10/03/11	20,500
USD	751,593	JPY	57,668,248	Credit Suisse Securities (USA) LLC	10/03/11	3,917
USD	46,370	MYR	147,828	Brown Brothers Harriman & Co.	10/03/11	65
USD	11,372	THB	354,690	Brown Brothers Harriman & Co.	10/03/11	(38)
USD	1,901,226	TWD	58,306,789	Brown Brothers Harriman & Co.	10/03/11	(12,040)
USD	53,676	AUD	54,906	Brown Brothers Harriman & Co.	10/04/11	544
USD	77,274	CAD	80,801	Brown Brothers Harriman & Co.	10/04/11	166
USD	1,892,711	EUR	1,410,366	Goldman Sachs & Co.	10/04/11	3,174
USD	471,487	HKD	3,674,059	Brown Brothers Harriman & Co.	10/04/11	(309)
USD	120,417	JPY	9,228,751	Brown Brothers Harriman & Co.	10/04/11	765
USD	1,654,840	JPY	127,406,112	Credit Suisse Securities (USA) LLC	10/04/11	3,004
USD	44,653	MYR	143,232	Brown Brothers Harriman & Co.	10/04/11	(213)
USD	1,164,416	NOK	6,831,044	Deutsche Bank Securities, Inc.	10/04/11	714
USD	16,864	SGD	21,888	Brown Brothers Harriman & Co.	10/04/11	129
USD	7,700	THB	240,156	Brown Brothers Harriman & Co.	10/04/11	(26)
USD	1,223,924	ZAR	9,601,925	Goldman Sachs & Co.	10/04/11	34,757
AUD	1,502,121	USD	1,460,828	Goldman Sachs & Co.	10/05/11	(7,225)
USD	806,438	KRW	968,934,910	Brown Brothers Harriman & Co.	10/05/11	(16,053)
USD	11,729	THB	367,105	Brown Brothers Harriman & Co.	10/05/11	(81)
EUR	20,912,950	USD	30,114,648	Bank of America Securities LLC	10/06/11	(2,096,945)
EUR	17,962,042	USD	25,883,302	Deutsche Bank Securities, Inc.	10/06/11	(1,819,019)
KRW	7,475,220,000	USD	6,997,959	Deutsche Bank Securities, Inc.	10/06/11	(652,949)
KRW	11,132,055,000	USD	10,428,936	UBS AG	10/06/11	(979,983)
USD	6,292,273	KRW	7,475,220,000	Deutsche Bank Securities, Inc.	10/06/11	(52,738)
USD	9,355,061	KRW	11,132,055,000	UBS AG	10/06/11	(93,892)
EUR	15,445,400	USD	22,287,712	Goldman Sachs & Co.	10/07/11	(1,595,203)
EUR	9,432,254	USD	13,620,175	UBS AG	10/07/11	(983,597)
CHF	41,599,369	USD	48,182,805	JPMorgan Chase Bank NA	10/13/11	(2,279,856)
GBP	5,750,000	USD	8,855,863	JPMorgan Chase Bank NA	10/13/11	109,890
USD	23,000,000	CHF	20,293,360	JPMorgan Chase Bank NA	10/13/11	607,231
USD	27,360,992	GBP	17,303,000	JPMorgan Chase Bank NA	10/13/11	381,094
JPY	985,828,145	USD	12,749,976	Deutsche Bank Securities, Inc.	10/14/11	33,140
JPY	2,521,639,902	USD	32,632,872	UBS AG	10/14/11	64,933
USD	845,012	AUD	811,871	Credit Suisse Securities (USA) LLC	10/17/11	60,545
CHF	14,712,682	EUR	12,250,360	Credit Suisse Securities (USA) LLC	10/21/11	(558,096)
EUR	12,250,360	CHF	14,712,682	Credit Suisse Securities (USA) LLC	10/21/11	384,964
CHF	18,142,792	EUR	15,091,200	UBS AG	10/21/11	(688,210)
EUR	15,091,200	CHF	18,142,792	UBS AG	10/21/11	495,082
USD	31,866,825	GBP	20,342,400	JPMorgan Chase Bank NA	10/21/11	150,228
CHF	47,853,246	EUR	39,434,396	UBS AG	10/27/11	(2,699)
CAD	5,721,511	USD	5,725,748	Credit Suisse Securities (USA) LLC	10/28/11	(269,129)
CAD	7,783,171	USD	7,785,273	Deutsche Bank Securities, Inc.	10/28/11	(362,444)
NOK	96,148,440	USD	16,897,793	Deutsche Bank Securities, Inc.	10/28/11	(537,665)
NOK	100,347,120	USD	17,636,318	UBS AG	10/28/11	(561,764)
KRW	7,475,220,000	USD	6,285,923	Deutsche Bank Securities, Inc.	11/03/11	47,683
EUR	12,638,760	USD	17,201,858	Credit Suisse Securities (USA) LLC	11/04/11	(272,999)
SGD	16,928,229	USD	13,235,519	HSBC Securities	11/10/11	(291,651)
USD	702,055	AUD	670,700	Goldman Sachs & Co.	11/15/11	56,317
SGD	15,200,760	USD	12,222,404	JPMorgan Chase Bank NA	11/16/11	(599,311)
USD	3,400,000	SGD	4,432,240	JPMorgan Chase Bank NA	11/16/11	10,937
TWD	352,020,000	USD	11,569,330	HSBC Securities	11/18/11	(5,909)
USD	17,307,249	MXN	215,726,200	Citibank NA	2/09/12	1,929,126
USD	9,613,450	MYR	29,819,000	HSBC Securities	3/01/12	312,280
CNY	193,999,112	USD	30,339,000	Credit Suisse Securities (USA) LLC	3/12/12	136,471
SGD	15,705,840	USD	12,968,244	JPMorgan Chase Bank NA	3/12/12	(940,709)
USD	18,336,555	MYR	56,913,000	HSBC Securities	4/03/12	597,944
CNH	156,312,595	USD	24,456,440	UBS AG	4/11/12	(352,320)
USD	29,676,046	AUD	29,050,871	Credit Suisse Securities (USA) LLC	4/16/12	2,142,543
USD	689,614	AUD	670,700	Goldman Sachs & Co.	5/15/12	55,569
AUD	28,239,000	USD	27,562,676	JPMorgan Chase Bank NA	11/15/12	(1,300,732)
USD	29,256,019	AUD	28,910,050	Goldman Sachs & Co.	11/15/12	2,370,006
USD	27,597,975	AUD	28,239,000	JPMorgan Chase Bank NA	11/15/12	1,336,031

Total						$(5,978,292)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
•	Interest rate swaps outstanding as of September 30, 2011 were as follows:

				Notional
Fixed	Floating		Expiration	Amount	Unrealized
Rate	Rate	Counterparty	Date	(000)	Depreciation

0.65% (a)	3-month LIBOR	Morgan Stanley & Co., Inc.	7/25/13	$844	$(235)
1.63% (b)	3-month LIBOR	UBS AG	9/12/15	$121,563	(107,897)
1.57% (b)	3-month LIBOR	UBS AG	9/15/15	$116,897	(178,536)
1.56% (b)	3-month LIBOR	Bank of America NA	9/23/15	$119,198	(210,710)
1.84% (a)	3-month LIBOR	Morgan Stanley & Co., Inc.	7/25/16	$4,786	(93,635)

Total					$(591,013)

(a)	Pays fixed interest rate and receives floating rate.

(b)	Pays floating interest rate and receives fixed rate.
•	Cross-currency swaps outstanding as of September 30, 2011 were as follows:

				Notional
Fixed	Floating		Expiration	Amount		Unrealized
Rate	Rate	Counterparty	Date	(000)		Depreciation

IDR 8.25% [a]	6-month LIBOR	Credit Suisse Securities (USA) LLC	6/03/18	IDR	46,907,772	$(216,338)

[a]	Pays floating interest amount and receives fixed rate.
•	Total return swaps outstanding as of September 30, 2011 were as follows:

	Fund Pays/Receives
	the Total Return				Notional		Unrealized
	of the Reference	Fixed Rate/		Expiration	Amount		Appreciation
Reference Entity	Entity	Floating Rate	Counterparty	Date	(000)		(Depreciation)

Return on the RTS Index Future December 2011	Receives	Overnight MosPrime Rate	Credit Suisse Securities (USA) LLC	12/16/11		$3,255	$(486,990)
Return on the MSCI Daily Total Return Net Emerging Markets USD Index	Receives	3-month LIBOR minus 0.38%	BNP Paribas	1/12/12		$11,707	(2,623,234)
Return on the HSCEI Dividend Point Index Futures December 2012	Receives	Overnight MosPrime Rate	Citibank NA	1/15/13	HKD	35,289	(247,450)
Return on the SGX Nikkei Stock Average Dividend Point Index Futures December 2012	Receives	Overnight MosPrime Rate	Citibank NA	4/01/13	JPY	276,807	20,306
Return on the SGX Nikkei Stock Average Dividend Point Index Futures December 2013	Receives	Overnight MosPrime Rate	Citibank NA	4/01/14	JPY	434,256	(129,571)

Total							$(3,466,939)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	20

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivatives financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$8,539,545	$—	$—	$8,539,545
Australia	—	101,534,414	—	101,534,414
Austria	—	1,657,941	—	1,657,941
Belgium	4,201,788	—	—	4,201,788
Brazil	146,208,207	—	—	146,208,207
Canada	244,932,537	—	3,979	244,936,516
Chile	6,733,057	—	—	6,733,057
China	12,036,386	105,829,695	—	117,866,081
Czech Republic	—	3,977,277	—	3,977,277
Egypt	—	5,186,813	—	5,186,813
Finland	—	9,301,683	—	9,301,683
France	18,106,855	95,912,424	—	114,019,279
Germany	896,187	177,150,038	—	178,046,225
Hong Kong	2,805,992	50,960,423	—	53,766,415
India	—	56,349,711	—	56,349,711
Indonesia	—	8,215,863	—	8,215,863
Israel	20,117,500	—	—	20,117,500
Italy	—	25,762,663	—	25,762,663
Japan	23,524,033	599,917,628	—	623,441,661
Kazakhstan	9,620,594	—	—	9,620,594
Luxembourg	—	1,285,506	—	1,285,506
Malaysia	7,001,314	37,777,399	—	44,778,713
Mexico	13,367,353	—	—	13,367,353
Netherlands	3,700,210	23,839,675	—	27,539,885
Norway	—	16,904,441	—	16,904,441
Philippines	3,358,134	—	—	3,358,134
Poland	—	1,272,360	—	1,272,360
Portugal	—	2,161,817	—	2,161,817
Russia	68,849,953	3,305,655	—	72,155,608
Singapore	—	66,489,504	—	66,489,504
South Africa	18,885,076	3,886,782	—	22,771,858
South Korea	10,300,754	54,858,286	—	65,159,040
Spain	2,384,264	22,992,150	—	25,376,414
Sweden	—	5,039,459	—	5,039,459
Switzerland	12,445,239	74,222,233	—	86,667,472

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	21

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total

Taiwan	12,102,354	44,630,662	—	56,733,016
Thailand	21,413,106	10,744	—	21,423,850
Turkey	4,857,640	17,214,884	—	22,072,524
United Kingdom	74,680,248	182,467,292	—	257,147,540
United States	2,799,176,114	—	—	2,799,176,114
Asset-Backed Securities	—	—	144,000	144,000
Corporate Bonds	—	555,479,766	60,248,273	615,728,039
Floating Rate Loan Interests	—	—	28,883,027	28,883,027
Foreign Agency Obligations	—	800,119,968	—	800,119,968
Non-Agency Mortgage-Backed Securities	—	11,719,007	—	11,719,007
U.S. Treasury Obligations	—	725,318,125	—	725,318,125
Investment Companies	227,417,110	905,259	—	228,322,369
Capital Trusts	574,272	4,713,300	—	5,287,572
Preferred Stocks	31,792,456	24,876,229	—	56,668,685
Trust Preferreds	17,815,471	—	—	17,815,471
Warrants	1,279,108	36	—	1,279,144
Short-Term Securities:
Foreign Agency Obligations	—	85,746,986	—	85,746,986
Money Market Funds	34,745	64,587,726	—	64,622,471
Time Deposits	—	1,340,007	—	1,340,007
US Treasury Obligations	—	577,914,374	—	577,914,374

Total	$3,829,157,602	$4,652,836,205	$89,279,279	$8,571,273,086

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Equity contracts	$34,963,484	$160,778	$13,140,714	$48,264,976
Foreign currency exchange contracts	—	11,866,806	—	11,866,806
Interest rate contracts	—	20,306	—	20,306
Liabilities:
Equity contracts	(14,115,988)	(1,755,279)	(39,170,098)	(55,041,365)
Foreign currency exchange contracts	—	(17,551,305)	(40,572)	(17,591,877)
Interest rate contracts.	—	(4,210,172)	—	(4,210,172)

Total	$20,847,496	$(11,468,866)	$(26,069,956)	$(16,691,326)

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Foreign Agency Obligations	Total

Assets:
Balance, as of December 31, 2010	$161,644	$150,000	$42,066,332	$24,012,486	$130,303,509	$196,693,971
Accrued discounts/ premiums	—	917	(149,178)	10,614	—	(137,647)
Net realized gain (loss)	(1,097,300)	—	615,616	528,586	1,290,905	1,337,807
Net change in unrealized appreciation/ depreciation[2]	(10,124,806)	(6,917)	(5,426,027)	(215,632)	(1,340,347)	(17,113,729)
Purchases	1,165,501	—	43,445,717	13,976,500	—	58,587,718

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	22

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation V.I. Fund

	Common Stocks	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Foreign Agency Obligations	Total

Sales	$(188,396)	—	$(3,006,232)	$(9,429,527)	$(7,500,594)	$(20,124,749)
Transfers in3	10,087,336	—	2,736,600	—	—	12,823,936
Transfers out[3]	—	—	(20,034,555)	—	(122,753,473)	(142,788,028)

Balance, as of September 30, 2011	$3,979	$144,000	$60,248,273	$28,883,027	—	$89,279,279

[2]	The change in unrealized appreciation/depreciation on investments still held at September 30, 2011 was $(15,449,227).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.
The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

			Foreign Currency
	Equity Contracts		Exchange Contracts
	Assets	Liabilities	Liabilities	Total

Balance, as of December 31, 2010	$8,314,321	$(2,136,079)	—	$6,178,242
Accrued discounts/ premium	—	—	—	—
Net realized gain (loss)	2,025,259	2,414,031	—	4,439,290
Net change in unrealized appreciation/ depreciation[4]	(10,047,616)	(21,986,358)	$4,750	(32,029,224)
Purchases	—	—	—	—
Issuances[5]	16,265,179	—	—	16,265,179
Sales	—	—	—	—
Settlements[6]	(2,365,187)	(17,461,692)	(45,322)	(19,872,201)
Transfers in7	—	—	—	—
Transfers out[7]	(1,051,242)	—	—	(1,051,242)

Balance, as of September 30, 2011	$13,140,714	$(39,170,098)	$(40,572)	$(26,069,956)

[4]	The change in unrealized appreciation/depreciation on derivative financial instruments still held at September 30, 2011 was $(24,917,995).

[5]	Issuances represent upfront cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[7]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.
A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	23

BlackRock Global Opportunities V.I. Fund
Schedule of Investments September 30, 2011 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 1.3%
BHP Billiton Ltd.	5,300	$175,485
Newcrest Mining Ltd.	8,100	266,986
PanAust Ltd. (a)	38,500	92,041

		534,512

Austria — 0.1%
Erste Bank der Oesterreichischen Sparkassen AG	1,500	38,256

Belgium — 0.9%
Anheuser-Busch InBev NV	7,400	392,785

Brazil — 1.4%
BM&F BOVESPA SA	47,300	218,105
Banco Bradesco SA, Preference Shares	26,500	388,286

		606,391

Canada — 2.6%
Enbridge, Inc.	6,000	191,526
First Quantum Minerals Ltd.	10,800	143,773
Manulife Financial Corp.	17,200	195,981
Suncor Energy, Inc.	6,700	171,096
The Toronto-Dominion Bank	2,700	192,187
TransCanada Corp.	4,500	182,680

		1,077,243

China — 1.3%
China Construction Bank, Class H	418,400	253,063
China Merchants Bank Co. Ltd.	87,700	132,663
Lentuo International, Inc. — ADR (a)	7,200	27,648
New Oriental Education & Technology Group — ADR (a)	2,000	45,940
Tencent Holdings Ltd.	5,100	105,785

		565,099

Colombia — 0.5%
Petrominerales Ltd.	9,600	188,720

Denmark — 0.3%
Carlsberg A/S, Class B	2,400	142,222

France — 2.9%
AXA SA	6,200	80,661
BNP Paribas SA	3,540	139,556
Danone SA	3,600	221,304
LVMH Moet Hennessy Louis Vuitton SA	1,500	198,001
Sanofi — Aventis	3,300	217,063
Technip SA	2,300	184,269
Unibail-Rodamco SE	1,100	196,280

		1,237,134

Germany — 5.8%
Allianz AG, Registered Shares	2,900	$271,815
Bayerische Motoren Werke AG	2,700	178,365
Continental AG (a)	2,200	126,984
Deutsche Bank AG, Registered Shares	6,300	218,303
K+S AG	4,700	246,041
Kabel Deutschland Holding AG (a)	5,900	316,327
Merck KGaA	3,200	262,107
Metro AG	3,900	165,550
SAP AG — ADR	6,600	334,092
Siemens AG	1,700	152,950
Volkswagen AG, Preference Shares	1,364	180,005

		2,452,539

Hong Kong — 2.5%
AIA Group Ltd.	85,000	240,715
China Resources Enterprise Ltd.	43,700	145,368
China Unicom Ltd.	122,800	249,666
Hong Kong Exchanges and Clearing Ltd.	12,400	179,873
Wharf Holdings Ltd.	50,600	249,644

		1,065,266

Indonesia — 0.4%
Adaro Energy PT	838,600	161,457

Italy — 0.8%
Eni SpA	11,200	197,039
Intesa Sanpaolo SpA	80,600	126,400

		323,439

Japan — 4.9%
Bridgestone Corp.	10,600	240,510
Daikin Industries Ltd.	6,900	197,632
Hino Motors Ltd.	36,200	215,381
Japan Tobacco, Inc.	66	308,719
Mitsubishi Chemical Holdings Corp.	31,800	215,661
ORIX Corp.	2,800	219,765
Softbank Corp.	9,400	275,044
Sumitomo Electric Industries Ltd.	15,700	184,387
Sumitomo Mitsui Financial Group, Inc.	8,100	228,222

		2,085,321

Luxembourg — 0.4%
ArcelorMittal	11,300	180,538

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican New Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	1

BlackRock Global Opportunities V.I. Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Mexico — 0.9%
Fomento Economico Mexicano, SA de CV — ADR	3,100	$200,942
Grupo Modelo SA	28,000	158,247

		359,189

Netherlands — 4.0%
ASML Holding NV	12,200	421,857
Aegon NV (a)	36,900	149,570
Akzo Nobel NV	5,100	225,050
Corio NV	2,100	96,761
Royal Dutch Shell Plc, Class A	19,000	585,907
Unilever NV	7,000	221,573

		1,700,718

Norway — 1.0%
DnB NOR ASA	17,100	170,422
Subsea 7 SA (a)	13,200	250,746

		421,168

Singapore — 0.8%
Avago Technologies Ltd.	6,400	209,728
Sakari Resources Ltd.	73,000	108,878

		318,606

South Africa — 0.4%
Naspers Ltd.	3,900	168,422

South Korea — 2.6%
Dongbu Insurance Co. Ltd.	8,000	344,908
Hyundai Mobis	600	169,942
KT Corp. — ADR	13,000	192,140
Kia Motors Corp.	2,700	161,007
Samsung Life Insurance Co. Ltd.	3,000	228,401

		1,096,398

Spain — 0.9%
Telefonica SA	19,900	381,379

Switzerland — 1.5%
Adecco SA, Registered Shares (a)	6,800	268,019
Julius Baer Group Ltd. (a)	3,300	110,280
Roche Holding AG	1,500	242,268

		620,567

Taiwan — 1.0%
First Financial Holding Co., Ltd.	330,660	211,335
Nan Ya Plastics Corp.	90,000	193,256

		404,591

Thailand — 0.6%
Bangkok Bank PCL, Foreign Shares	48,300	228,411

United Kingdom — 7.6%
Afren Plc (a)	76,000	95,343
Antofagasta Plc	8,800	125,652
BG Group Plc	11,300	216,266
Barclays Plc	87,200	213,846
Compass Group Plc	18,100	146,024
GlaxoSmithKline Plc	17,300	356,987
HSBC Holdings Plc	54,725	419,155
Inmarsat Plc	28,100	213,999
Kazakhmys Plc	7,500	91,620
National Grid Plc	28,900	286,457
Shire Plc — ADR	2,300	216,039
Unilever Plc	7,500	234,931
Vodafone Group Plc — ADR	16,800	430,920
Xstrata Plc	13,300	167,948

		3,215,187

United States — 49.4%
AT&T, Inc.	12,200	347,944
Accenture Plc	5,300	279,204
Allergan, Inc.	4,000	329,520
American Electric Power Co., Inc.	9,900	376,398
Ameriprise Financial, Inc.	4,000	157,440
Apple, Inc. (a)	1,300	495,534
Applied Materials, Inc.	31,500	326,025
Baxter International, Inc.	3,900	218,946
Biogen Idec, Inc. (a)	2,400	223,560
Bristol-Myers Squibb Co.	10,300	323,214
Broadcom Corp., Class A (a)	6,300	209,727
Celgene Corp. (a)	4,200	260,064
Citigroup, Inc.	4,940	126,563
Citrix Systems, Inc. (a)	3,100	169,043
Clorox Co.	1,900	126,027
Comcast Corp., Class A	19,800	413,820
Comerica, Inc.	6,500	149,305
ConAgra Foods, Inc.	11,400	276,108
Costco Wholesale Corp.	4,100	336,692
Crown Holdings, Inc. (a)	8,100	247,941
Darden Restaurants, Inc.	5,800	247,950
Dominion Resources, Inc.	6,000	304,620
Dover Corp.	3,200	149,120
The Dow Chemical Co.	5,600	125,776
EMC Corp. (a)	10,600	222,494
eBay, Inc. (a)	8,900	262,461
Exelon Corp.	7,400	315,314
Exxon Mobil Corp.	10,400	755,352
F5 Networks, Inc. (a)	2,500	177,625
Federal Realty Investment Trust	3,200	263,712
FedEx Corp.	5,200	351,936
Freeport-McMoRan Copper & Gold, Inc., Class B	5,100	155,295
General Electric Co.	23,700	361,188
Google, Inc., Class A (a)	1,100	565,818
H.J. Heinz Co.	6,600	333,168
Halliburton Co.	4,400	134,288
Henry Schein, Inc. (a)	3,400	210,834
Hewlett-Packard Co.	8,800	197,560
Huntsman Corp.	12,300	118,941
Informatica Corp. (a)	5,100	208,845
JPMorgan Chase & Co.	14,600	439,752
Johnson & Johnson	5,100	324,921
Kellogg Co.	5,800	308,502
KeyCorp	28,500	169,005
Kraft Foods, Inc.	8,900	298,862
Las Vegas Sands Corp. (a)	6,200	237,708
Liberty Global, Inc. (a)	9,500	343,710
Linear Technology Corp.	7,300	201,845

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	2

BlackRock Global Opportunities V.I. Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (concluded)
Marvell Technology Group Ltd. (a)	14,800	$215,044
Medtronic, Inc.	4,400	146,256
MetLife, Inc.	8,200	229,682
Micron Technology, Inc. (a)	30,700	154,728
The NASDAQ OMX Group, Inc. (a)	9,500	219,830
NII Holdings, Inc. (a)	4,800	129,360
National Oilwell Varco, Inc.	2,700	138,294
News Corp., Class A	19,100	295,477
NIKE, Inc., Class B	3,200	273,632
Norfolk Southern Corp.	5,600	341,712
Occidental Petroleum Corp.	4,300	307,450
PPL Corp.	14,700	419,538
PepsiCo, Inc.	9,100	563,290
Pfizer, Inc.	28,800	509,184
The Procter & Gamble Co.	7,900	499,122
QLIK Technologies, Inc. (a)	8,500	184,110
QUALCOMM, Inc.	4,500	218,835
Reynolds American, Inc.	10,700	401,036
Rowan Cos., Inc. (a)	5,500	166,045
SPX Corp.	5,400	244,674
Schlumberger Ltd.	4,900	292,677
Sohu.com, Inc. (a)	600	28,920
Sprint Nextel Corp. (a)	42,300	128,592
Stanley Black & Decker, Inc.	3,727	182,995
Stryker Corp.	2,600	122,538
Teradata Corp. (a)	4,800	256,944
Texas Instruments, Inc.	9,300	247,845
UnitedHealth Group, Inc.	3,300	152,196
Verizon Communications, Inc.	7,700	283,360
Weatherford International Ltd. (a)	11,300	137,973
Whole Foods Market, Inc.	2,800	182,868

		20,853,884

Total Long-Term Investments (Cost — $46,048,823) — 96.8%		40,819,442

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (b)(c)	468,742	468,742

Total Short-Term Securities (Cost — $468,742) — 1.1%		468,742

Total Investments (Cost — $46,517,565*) — 97.9%		41,288,184
Other Assets Less Liabilities — 2.1%		892,105

Net Assets — 100.0%		$42,180,289

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$46,734,863

Gross unrealized appreciation	$1,938,289
Gross unrealized depreciation	(7,384,968)

Net unrealized depreciation	$(5,446,679)

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares /		Shares /
	Beneficial		Beneficial
	Interest		Interest
	Held at	Net	Held at
Affiliate	December 31, 2010	Activity	September 30, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,304,873	(836,131)	468,742	$395
BlackRock Liquidity Series, LLC Money Market Series	—	—	—	$89

(c)	Represents the current yield as of report date.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	3

BlackRock Global Opportunities V.I. Fund
Schedule of Investments (continued)
•	Foreign currency exchange contracts as of September 30, 2011 were as follows:

						Unrealized
						Appreciation
Currency Purchased			Currency Sold	Counterparty	Settlement Date	(Depreciation)

USD	123,552	CHF	112,000	Citibank NA	10/4/2011	$(14)
USD	56,402	EUR	42,000	Citibank NA	10/4/2011	132
AUD	623,000	USD	658,756	Citibank NA	10/7/2011	(56,030)
CAD	798,000	USD	830,323	Morgan Stanley Capital Services, Inc.	10/7/2011	(68,875)
CAD	48,000	USD	48,798	Royal Bank of Scotland	10/7/2011	(2,996)
CHF	870,000	USD	998,985	Citibank NA	10/7/2011	(39,096)
CHF	128,000	USD	162,666	UBS AG	10/7/2011	(21,440)
DKK	220,000	USD	42,504	Deutsche Bank Securities	10/7/2011	(2,897)
EUR	1,872,000	USD	2,590,505	Citibank NA	10/7/2011	(82,548)
EUR	240,000	USD	339,224	Deutsche Bank Securities	10/7/2011	(17,691)
EUR	229,000	USD	328,305	Morgan Stanley Capital Services, Inc.	10/7/2011	(21,509)
EUR	180,000	USD	255,258	Royal Bank of Scotland	10/7/2011	(14,108)
EUR	343,000	USD	486,086	UBS AG	10/7/2011	(26,562)
GBP	25,000	USD	40,612	Citibank NA	10/7/2011	(1,628)
GBP	881,000	USD	1,425,471	Deutsche Bank Securities	10/7/2011	(51,680)
GBP	755,000	USD	1,228,698	Edwards & Hanly	10/7/2011	(51,385)
GBP	185,000	USD	302,790	Morgan Stanley Capital Services, Inc.	10/7/2011	(14,310)
GBP	113,000	USD	186,027	Royal Bank of Scotland	10/7/2011	(9,820)
HKD	594,000	USD	76,178	Citibank NA	10/7/2011	102
HKD	2,150,100	USD	275,845	UBS AG	10/7/2011	264
JPY	129,102,900	USD	1,667,527	Citibank NA	10/7/2011	6,376
JPY	50,225,000	USD	657,047	Morgan Stanley Capital Services, Inc.	10/7/2011	(5,847)
JPY	39,182,000	USD	508,735	Royal Bank of Scotland	10/7/2011	(714)
JPY	22,000,000	USD	286,704	UBS AG	10/7/2011	(1,461)
MXN	1,570,000	USD	127,973	Citibank NA	10/7/2011	(14,800)
SEK	3,440,000	USD	529,662	Royal Bank of Scotland	10/7/2011	(28,381)
SGD	176,000	USD	142,032	Citibank NA	10/7/2011	(7,465)
USD	131,744	CAD	130,000	Citibank NA	10/7/2011	7,699
USD	339,471	CHF	269,000	Citibank NA	10/7/2011	42,675
USD	48,699	DKK	255,000	Citibank NA	10/7/2011	2,790
USD	3,180,155	EUR	2,253,000	Citibank NA	10/7/2011	161,767
USD	664,406	GBP	416,500	Citibank NA	10/7/2011	14,936
USD	629,751	HKD	4,911,000	Citibank NA	10/7/2011	(906)
USD	1,353,251	JPY	109,217,500	Citibank NA	10/7/2011	(62,826)
USD	343,655	NOK	1,890,000	Citibank NA	10/7/2011	21,732
USD	651,753	AUD	650,000	Deutsche Bank Securities	10/7/2011	22,799
USD	88,297	EUR	61,000	Deutsche Bank Securities	10/7/2011	6,574
USD	156,128	GBP	95,000	Deutsche Bank Securities	10/7/2011	7,989
USD	4,977	ZAR	35,000	Deutsche Bank Securities	10/7/2011	645
USD	1,227,761	EUR	865,000	Edwards & Hanly	10/7/2011	68,903
USD	239,350	GBP	146,000	Edwards & Hanly	10/7/2011	11,683
USD	1,617,291	EUR	1,123,000	Morgan Stanley Capital Services, Inc.	10/7/2011	112,786
USD	115,464	CAD	114,000	Royal Bank of Scotland	10/7/2011	6,685
USD	179,341	GBP	115,500	Royal Bank of Scotland	10/7/2011	(764)
USD	80,847	JPY	6,414,000	Royal Bank of Scotland	10/7/2011	(2,314)
USD	4,984	SGD	6,000	Royal Bank of Scotland	10/7/2011	396
USD	21,249	AUD	20,000	UBS AG	10/7/2011	1,899
USD	33,593	CHF	27,500	UBS AG	10/7/2011	3,252
USD	63,727	HKD	496,500	UBS AG	10/7/2011	(32)

Total						$(106,015)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	4

Schedule of Investments (concluded)	BlackRock Global Opportunities V.I. Fund
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long Term Investments:
Australia	—	$534,512	—	$534,512
Austria	—	38,256	—	38,256
Belgium	—	392,785	—	392,785
Brazil	$606,391	—	—	606,391
Canada	1,077,243	—	—	1,077,243
China	73,588	491,511	—	565,099
Colombia	188,720	—	—	188,720
Denmark	—	142,222	—	142,222
France	—	1,237,134	—	1,237,134
Germany	334,092	2,118,447	—	2,452,539
Hong Kong	—	1,065,266	—	1,065,266
Indonesia	—	161,457	—	161,457
Italy	—	323,439	—	323,439
Japan	—	2,085,321	—	2,085,321
Luxembourg	—	180,538	—	180,538
Mexico	359,189	—	—	359,189
Netherlands	—	1,700,718	—	1,700,718
Norway	—	421,168	—	421,168
Singapore	209,728	108,878	—	318,606
South Africa	—	168,422	—	168,422
South Korea	192,140	904,258	—	1,096,398
Spain	—	381,379	—	381,379
Switzerland	—	620,567	—	620,567
Taiwan	—	404,591	—	404,591
Thailand	—	228,411	—	228,411
United Kingdom	$646,959	2,568,228	—	3,215,187
United States	20,853,884	—	—	20,853,884
Short-Term Securities	468,742	—	—	468,742

Total	$25,010,676	$16,277,508	—	$41,288,184

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$502,084	—	$502,084

Liabilities:
Foreign currency exchange contracts	—	(608,099)	—	(608,099)

Total	—	$(106,015)	—	$(106,015)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	5

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock High Yield V.I. Fund (Formerly Known as BlackRock High Income V.I. Fund) (Percentages shown are based on Net Assets)

Common Stocks (a)	Shares	Value

Electrical Equipment — 0.0%
Medis Technologies Ltd.	33,870	$237

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd.	52,562	87,779
Ainsworth Lumber Co. Ltd. (b)	59,550	99,449

		187,228

Software — 0.0%
Bankruptcy Management Solutions, Inc.	271	3

Total Common Stocks — 0.1%		187,468

	Par
Corporate Bonds	(000)

Aerospace & Defense — 0.7%
GeoEye, Inc., 9.63%, 10/01/15	$80	87,200
Huntington Ingalls Industries, Inc. (b):
6.88%, 3/15/18	180	167,400
7.13%, 3/15/21	320	296,800
Kratos Defense & Security Solutions, Inc.:
10.00%, 6/01/17 (b)	105	103,425
10.00%, 6/01/17	274	272,630

		927,455

Air Freight & Logistics — 0.5%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15	312	323,131
Series 2, 12.38%, 8/16/15	315	326,457

		649,588

Airlines — 1.0%
Air Canada, 9.25%, 8/01/15 (b)	370	351,500
American Airlines 2011-2 Class A Pass Through Trust, Series A, 8.63%, 10/15/21	196	194,530
American Airlines, Inc., 7.50%, 3/15/16 (b)	60	50,400
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16	223	228,205
United Air Lines, Inc., 12.75%, 7/15/12	393	409,527

		1,234,162

Auto Components — 1.7%
Allison Transmission, Inc., 11.00%, 11/01/15 (b)	300	310,500
B-Corp Merger Sub, Inc., 8.25%, 6/01/19 (b)	145	130,500
Delphi Corp., 6.13%, 5/15/21 (b)	180	167,400
Ford Motor Co., 7.45%, 7/16/31	390	440,263
Icahn Enterprises LP:
4.00%, 8/15/13 (b)(c)(d)	155	143,964
8.00%, 1/15/18	700	697,375
International Automotive Components Group, SL, 9.13%, 6/01/18 (b)	120	112,200
Tenneco, Inc., 7.75%, 8/15/18	240	241,200

		2,243,402

Beverages — 0.1%
Cott Beverages, Inc., 8.13%, 9/01/18	120	122,400

Biotechnology — 0.1%
QHP Pharma, 10.25%, 3/15/15 (b)	138	140,680

Building Products — 1.2%
Building Materials Corp. of America (b):
7.00%, 2/15/20	130	129,675
6.75%, 5/01/21	460	437,000
Griffon Corp., 7.13%, 4/01/18	210	185,325
Jeld-Wen Escrow Corp., 12.25%, 10/15/17 (b)	220	215,600
Momentive Performance Materials, Inc.:
11.50%, 12/01/16	245	205,800
9.00%, 1/15/21	500	342,500

		1,515,900

Capital Markets — 1.0%
American Capital Ltd., 7.96%, 12/31/13 (e)	230	229,077
E*Trade Financial Corp.:
12.50%, 11/30/17 (f)	560	631,400
3.33%, 8/31/19 (b)(c)(g)	172	151,575
Series A, 4.05%, 8/31/19 (c)(g)	3	2,644
KKR Group Finance Co., 6.38%, 9/29/20 (b)	300	314,552

		1,329,248

Chemicals — 3.4%
American Pacific Corp., 9.00%, 2/01/15	435	402,375
American Rock Salt Co. LLC, 8.25%, 5/01/18 (b)	24	21,000
CF Industries, Inc., 6.88%, 5/01/18	170	189,762
Celanese US Holdings LLC:
6.63%, 10/15/18	275	284,281
5.88%, 6/15/21	420	413,700
Chemtura Corp., 7.88%, 9/01/18	260	254,800
Hexion U.S. Finance Corp., 9.00%, 11/15/20	480	351,600
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar	USD	US Dollar
FKA	Formerly Known As

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	1

Schedule of Investments (Continued)	BlackRock High Yield V.I. Fund (Formerly Known as BlackRock High Income V.I. Fund) (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Chemicals (concluded)
Huntsman International LLC, 8.63%, 3/15/21	$65	$62,238
KRATON Polymers LLC, 6.75%, 3/01/19 (b)	60	53,550
Kinove German Bondco GmbH, 9.63%, 6/15/18 (b)	400	362,000
Koppers, Inc., 7.88%, 12/01/19	340	352,750
Lyondell Chemical Co., 11.00%, 5/01/18	300	324,000
NOVA Chemicals Corp., 8.63%, 11/01/19	370	400,525
Nexeo Solutions LLC, 8.38%, 3/01/18 (b)	90	88,875
OXEA Finance/Cy SCA, 9.50%, 7/15/17 (b)	155	150,738
Omnova Solutions, Inc., 7.88%, 11/01/18 (b)	95	76,950
PolyOne Corp., 7.38%, 9/15/20	100	100,500
Solutia, Inc.:
8.75%, 11/01/17	110	117,150
7.88%, 3/15/20	360	378,900
TPC Group LLC, 8.25%, 10/01/17 (b)	20	19,600

		4,405,294

Commercial Banks — 2.6%
CIT Group, Inc.:
7.00%, 5/01/15	240	238,200
7.00%, 5/01/16	712	690,576
7.00%, 5/02/16 (b)	420	407,400
7.00%, 5/01/17	1,267	1,228,706
7.00%, 5/02/17 (b)	520	504,400
6.63%, 4/01/18 (b)	240	238,800

		3,308,082

Commercial Services & Supplies — 2.6%
ACCO Brands Corp., 10.63%, 3/15/15	300	322,500
ARAMARK Corp.:
3.75%, 2/01/15 (d)	365	337,625
8.50%, 2/01/15	220	222,750
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)	250	240,527
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)	240	208,800
Casella Waste Systems, Inc., 7.75%, 2/15/19 (b)	323	305,235
Clean Harbors, Inc., 7.63%, 8/15/16 (b)	160	166,800
Iron Mountain, Inc., 7.75%, 10/01/19	210	208,425
Mobile Mini, Inc., 7.88%, 12/01/20	315	302,400
RSC Equipment Rental, Inc.:
10.00%, 7/15/17 (b)	440	462,000
8.25%, 2/01/21	261	225,765
WCA Waste Corp., 7.50%, 6/15/19 (b)	360	342,000
West Corp., 8.63%, 10/01/18 (b)	65	63,213

		3,408,040

Communications Equipment — 0.4%
Avaya, Inc.:
9.75%, 11/01/15	123	89,790
10.13%, 11/01/15 (f)	350	256,375
EH Holding Corp., 6.50%, 6/15/19 (b)	200	192,500

		538,665

Construction & Engineering — 0.1%
Boart Longyear Management Ltd., 7.00%, 4/01/21 (b)	100	99,000

Construction Materials — 0.1%
Calcipar SA, 6.88%, 5/01/18 (b)	175	151,375

Consumer Finance — 2.0%
Credit Acceptance Corp.:
9.13%, 2/01/17	200	197,000
9.13%, 2/01/17 (b)	100	98,250
Ford Motor Credit Co. LLC:
7.00%, 4/15/15	1,670	1,753,500
12.00%, 5/15/15	480	576,000

		2,624,750

Containers & Packaging — 1.7%
Ball Corp., 7.38%, 9/01/19	250	263,750
Berry Plastics Corp., 8.25%, 11/15/15	355	361,213
Cascades, Inc., 7.75%, 12/15/17	265	251,750
Crown Americas LLC, 6.25%, 2/01/21 (b)	85	85,000
Graphic Packaging International, Inc., 7.88%, 10/01/18	175	179,375
Greif, Inc., 7.75%, 8/01/19	135	140,400
Pregis Corp., 12.38%, 10/15/13	235	213,850
Rock-Tenn Co., 9.25%, 3/15/16	120	127,800
Sealed Air Corp.:
7.88%, 6/15/17	365	383,970
8.38%, 9/15/21 (b)(h)	130	131,300

		2,138,408

Diversified Financial Services — 3.9%
Ally Financial, Inc.:
8.00%, 3/15/20	170	157,355
7.50%, 9/15/20	170	153,850
8.00%, 11/01/31	910	798,525
8.00%, 11/01/31	520	474,412
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16	195	196,950
Dolphin Subsidiary II, Inc., 7.25%, 10/15/21 (b)(h)	410	397,700
General Motors Financial Co., Inc., 6.75%, 6/01/18 (b)	190	186,200
Leucadia National Corp., 8.13%, 9/15/15	730	775,625

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	2

Schedule of Investments (Continued)	BlackRock High Yield V.I. Fund (Formerly Known as BlackRock High Income V.I. Fund) (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Diversified Financial Services (concluded)
Reynolds Group DL Escrow, Inc., 8.75%, 10/15/16 (b)	$605	$606,512
Reynolds Group Issuer, Inc. (b):
7.13%, 4/15/19	225	209,250
9.00%, 4/15/19	125	106,250
7.88%, 8/15/19	400	386,000
8.25%, 2/15/21	335	264,650
WMG Acquisition Corp. (b):
9.50%, 6/15/16	65	65,813
11.50%, 10/01/18	305	280,600

		5,059,692

Diversified Telecommunication Services — 2.7%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12	425	340,000
GCI, Inc., 6.75%, 6/01/21	152	143,260
ITC Deltacom, Inc., 10.50%, 4/01/16	140	142,800
Level 3 Escrow, Inc., 8.13%, 7/01/19 (b)	1,641	1,450,234
Level 3 Financing, Inc.:
9.25%, 11/01/14	125	123,437
8.75%, 2/15/17	285	262,556
Qwest Communications International, Inc.:
8.00%, 10/01/15	425	442,000
Series B, 7.50%, 2/15/14	110	110,000
tw telecom Holdings, Inc., 8.00%, 3/01/18	100	104,000
Windstream Corp., 7.88%, 11/01/17	420	425,250

		3,543,537

Electric Utilities — 0.3%
FPL Energy National Wind Portfolio, LLC, 6.13%, 3/25/19 (b)	243	237,337
IPALCO Enterprises, Inc., 7.25%, 4/01/16 (b)	200	205,500

		442,837

Electronic Equipment, Instruments & Components — 0.4%
CDW LLC:
11.50%, 10/12/15 (f)	320	319,200
8.00%, 12/15/18 (b)	110	107,800
Jabil Circuit, Inc., 8.25%, 3/15/18	65	73,612

		500,612

Energy Equipment & Services — 2.5%
Antero Resources Finance Corp., 7.25%, 8/01/19 (b)	85	80,750
Calfrac Holdings LP, 7.50%, 12/01/20 (b)	170	160,650
Compagnie Generale de Geophysique — Veritas:
9.50%, 5/15/16	100	102,500
7.75%, 5/15/17	540	531,900
Exterran Holdings, Inc., 7.25%, 12/01/18 (b)	205	196,800
Frac Tech Services LLC, 7.38%, 11/15/18 (b)	790	801,850
Key Energy Services, Inc., 6.75%, 3/01/21	220	211,750
MEG Energy Corp., 6.50%, 3/15/21 (b)	600	574,500
Oil States International, Inc., 6.50%, 6/01/19 (b)	325	317,687
SunCoke Energy, Inc., 7.63%, 8/01/19 (b)	115	112,413
Thermon Industries, Inc., 9.50%, 5/01/17	106	110,240

		3,201,040

Food Products — 0.2%
Darling International, Inc., 8.50%, 12/15/18	110	118,525
JBS USA LLC:
11.63%, 5/01/14	50	53,500
7.25%, 6/01/21 (b)	45	37,125
Reddy Ice Corp., 11.25%, 3/15/15	115	104,938

		314,088

Gas Utilities — 0.1%
Targa Resources Partners LP, 6.88%, 2/01/21 (b)	145	139,200

Health Care Equipment & Supplies — 0.7%
DJO Finance LLC:
10.88%, 11/15/14	450	447,750
7.75%, 4/15/18 (b)	180	153,900
ExamWorks Group, Inc., 9.00%, 7/15/19 (b)	148	138,380
Teleflex, Inc., 6.88%, 6/01/19	155	153,450

		893,480

Health Care Providers & Services — 4.0%
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (b)	205	193,213
Fresenius Medical Care US Finance, Inc.:
6.88%, 7/15/17	320	329,600
6.50%, 9/15/18 (b)	54	54,810
HCA, Inc.:
6.25%, 2/15/13	630	638,662
6.50%, 2/15/20	670	654,925
7.88%, 2/15/20	135	139,725
7.25%, 9/15/20	305	308,050
7.50%, 2/15/22	580	535,050
IASIS Healthcare LLC, 8.38%, 5/15/19 (b)	390	315,900
INC Research LLC, 11.50%, 7/15/19 (b)	215	191,888
inVentiv Health, Inc. (b):
10.00%, 8/15/18	40	35,200

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund (Formerly Known as BlackRock High Income V.I. Fund) (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Health Care Providers & Services (concluded)
inVentiv Health, Inc.(b) (concluded):
10.00%, 8/15/18	$160	$140,800
Omnicare, Inc.:
6.88%, 12/15/15	64	66,280
7.75%, 6/01/20	290	295,800
Symbion, Inc., 8.00%, 6/15/16 (b)	180	162,000
Tenet Healthcare Corp.:
10.00%, 5/01/18	100	108,250
8.88%, 7/01/19	885	935,887

		5,106,040

Health Care Technology — 1.1%
IMS Health, Inc., 12.50%, 3/01/18 (b)	1,020	1,122,000
MedAssets, Inc., 8.00%, 11/15/18 (b)	255	242,887

		1,364,887

Hotels, Restaurants & Leisure — 1.1%
Diamond Resorts Corp., 12.00%, 8/15/18 (b)	550	515,625
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)	75	63,938
HRP Myrtle Beach Operations LLC, 7.38%, 4/01/12 (a)(b)(i)	750	75
MGM Resorts International, 10.38%, 5/15/14	425	463,781
Travelport LLC:
4.95%, 9/01/14 (d)	145	84,100
9.88%, 9/01/14	35	22,925
9.00%, 3/01/16	60	35,100
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(i)	95	10
Waterford Gaming LLC, 8.63%, 9/15/14 (b)	335	167,451

		1,353,005

Household Durables — 2.0%
American Standard Americas, 10.75%, 1/15/16 (b)	200	152,000
Ashton Woods USA LLC, 11.00%, 6/30/15 (b)(j)	497	347,620
Beazer Homes USA, Inc.:
8.13%, 6/15/16	65	43,388
12.00%, 10/15/17	320	324,000
9.13%, 6/15/18	100	61,500
9.13%, 5/15/19 (b)	25	15,875
Jarden Corp., 7.50%, 5/01/17	285	290,700
Pulte Homes, Inc., 6.38%, 5/15/33	30	20,850
Ryland Group, Inc., 6.63%, 5/01/20	345	284,625
Standard Pacific Corp.:
10.75%, 9/15/16	670	656,600
8.38%, 1/15/21	135	111,037
United Rentals North America, Inc., 8.38%, 9/15/20	230	211,025

		2,519,220

IT Services — 1.8%
Eagle Parent Canada, Inc., 8.63%, 5/01/19 (b)	300	271,500
First Data Corp. (b):
7.38%, 6/15/19	600	532,500
8.88%, 8/15/20	140	131,600
8.25%, 1/15/21	220	173,800
12.63%, 1/15/21	920	680,800
SunGard Data Systems, Inc.:
7.38%, 11/15/18	280	260,400
7.63%, 11/15/20	270	251,100

		2,301,700

Independent Power Producers & Energy Traders — 2.8%
AES Corp.:
9.75%, 4/15/16	95	102,125
7.38%, 7/01/21 (b)	200	189,000
Calpine Corp. (b):
7.25%, 10/15/17	135	130,275
7.50%, 2/15/21	70	66,850
7.88%, 1/15/23	315	303,975
Energy Future Holdings Corp., 10.00%, 1/15/20	1,435	1,391,950
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20	594	579,150
NRG Energy, Inc.:
7.38%, 1/15/17	175	180,469
7.63%, 1/15/18 (b)	650	604,500

		3,548,294

Industrial Conglomerates — 1.6%
Sequa Corp. (b):
11.75%, 12/01/15	690	724,500
13.50%, 12/01/15 (f)	1,283	1,360,434

		2,084,934

Insurance — 0.6%
CNO Financial Group, Inc., 9.00%, 1/15/18 (b)	196	202,860
Genworth Financial, Inc., 7.63%, 9/24/21	230	198,220
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)	135	125,550
USI Holdings Corp., 4.16%, 11/15/14 (b)(d)	220	191,400

		718,030

Machinery — 0.8%
Navistar International Corp., 3.00%, 10/15/14 (c)	600	595,500
Oshkosh Corp., 8.25%, 3/01/17	70	67,900
SPX Corp., 6.88%, 9/01/17	90	92,250

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund (Formerly Known as BlackRock High Income V.I. Fund) (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Machinery (concluded)
Titan International, Inc., 7.88%, 10/01/17	$220	$228,800

		984,450

Media — 8.9%
AMC Networks, Inc., 7.75%, 7/15/21 (b)	75	76,875
Affinion Group, Inc., 7.88%, 12/15/18	435	334,950
CCH II LLC, 13.50%, 11/30/16	739	842,116
CCO Holdings LLC:
7.25%, 10/30/17	50	50,000
7.88%, 4/30/18	110	111,925
6.50%, 4/30/21	312	294,840
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (b)	240	153,600
Charter Communications Operating, LLC, 10.88%, 9/15/14 (b)	80	85,800
Checkout Holding Corp., 10.69%, 11/15/15 (b)(g)	265	144,425
Cinemark USA, Inc., 8.63%, 6/15/19	100	103,000
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17	650	659,750
Series B, 9.25%, 12/15/17	2,003	2,048,067
DISH DBS Corp., 6.75%, 6/01/21 (b)	370	353,350
Gray Television, Inc., 10.50%, 6/29/15	315	285,075
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (d)	140	92,400
9.50%, 5/15/15	120	88,800
Intelsat Luxemburg SA:
11.25%, 6/15/16	450	459,000
11.50%, 2/04/17 (b)(f)	540	464,400
11.50%, 2/04/17 (f)	540	464,400
Interactive Data Corp., 10.25%, 8/01/18 (b)	425	456,875
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17	65	73,937
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (b)	680	661,300
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	360	345,600
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)	300	309,000
Nielsen Finance LLC, 7.75%, 10/15/18 (b)	960	979,200
ProQuest LLC, 9.00%, 10/15/18 (b)	230	211,025
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(c)(i)	599	300
UPC Holding BV, 9.88%, 4/15/18 (b)	200	200,000
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH), 8.13%, 12/01/17 (b)	1,180	1,180,000

		11,530,010

Metals & Mining — 2.9%
FMG Resources August 2006 Property Ltd. (b):
7.00%, 11/01/15	645	599,850
6.88%, 2/01/18	250	220,000
Goldcorp, Inc., 2.00%, 8/01/14 (c)	280	348,250
James River Escrow, Inc., 7.88%, 4/01/19 (b)	395	331,800
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (c)	195	283,969
Novelis, Inc., 8.75%, 12/15/20	1,565	1,533,700
Taseko Mines Ltd., 7.75%, 4/15/19	250	232,500
Vedanta Resources Plc, 8.25%, 6/07/21 (b)	200	154,000

		3,704,069

Multiline Retail — 1.0%
Dollar General Corp., 11.88%, 7/15/17 (f)	1,175	1,298,375

Oil, Gas & Consumable Fuels — 11.8%
Alpha Natural Resources, Inc.:
6.00%, 6/01/19	125	116,562
6.25%, 6/01/21	265	247,444
Arch Coal, Inc.:
8.75%, 8/01/16	85	90,100
7.25%, 10/01/20	155	148,800
7.25%, 6/15/21 (b)	180	173,250
Bill Barrett Corp., 9.88%, 7/15/16	15	16,350
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18	60	58,800
Chesapeake Energy Corp.:
9.50%, 2/15/15	205	231,137
6.63%, 8/15/20	220	226,600
6.13%, 2/15/21	140	141,050
2.25%, 12/15/38 (c)	285	241,894
Chesapeake Midstream Partners LP, 5.88%, 4/15/21 (b)	178	169,100
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)	191	200,550
Concho Resources, Inc.:
7.00%, 1/15/21	185	184,075
6.50%, 1/15/22	105	103,425
Consol Energy, Inc., 8.25%, 4/01/20	695	731,487
Continental Resources, Inc., 7.13%, 4/01/21	370	373,700
Copano Energy LLC, 7.13%, 4/01/21	180	175,950
Crosstex Energy LP, 8.88%, 2/15/18	80	82,000

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund (Formerly Known as BlackRock High Income V.I. Fund) (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Oil, Gas & Consumable Fuels (concluded)
Denbury Resources, Inc., 8.25%, 2/15/20	$469	$492,450
El Paso Corp.:
7.00%, 6/15/17	130	145,622
6.50%, 9/15/20	200	213,580
Energy XXI Gulf Coast, Inc. (b):
9.25%, 12/15/17	260	253,500
7.75%, 6/15/19	360	325,800
Forbes Energy Services Ltd., 9.00%, 6/15/19 (b)	190	175,750
Forest Oil Corp., 8.50%, 2/15/14	230	243,225
Hilcorp Energy I LP (b):
7.75%, 11/01/15	220	221,650
8.00%, 2/15/20	350	356,125
7.63%, 4/15/21	620	623,100
Linn Energy LLC:
6.50%, 5/15/19 (b)	95	87,400
8.63%, 4/15/20	560	576,800
7.75%, 2/01/21 (b)	265	265,000
MarkWest Energy Partners LP, 6.75%, 11/01/20	120	121,800
Newfield Exploration Co., 5.75%, 1/30/22	245	242,244
Niska Gas Storage US LLC, 8.88%, 3/15/18	915	905,850
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (b)	2,035	1,821,325
Oasis Petroleum, Inc., 7.25%, 2/01/19 (b)	200	194,000
Penn Virginia Corp., 7.25%, 4/15/19	45	41,625
Petrohawk Energy Corp.:
10.50%, 8/01/14	420	471,450
7.88%, 6/01/15	480	513,000
6.25%, 6/01/19 (b)	475	539,125
Pioneer Natural Resources Co.:
6.65%, 3/15/17	70	74,934
6.88%, 5/01/18	235	252,247
7.50%, 1/15/20	105	117,859
Series A, 7.20%, 1/15/28	45	48,129
Plains Exploration & Production Co.:
10.00%, 3/01/16	85	92,225
7.00%, 3/15/17	65	65,000
6.63%, 5/01/21	200	196,250
Precision Drilling Corp., 6.50%, 12/15/21 (b)	155	152,675
Range Resources Corp.:
8.00%, 5/15/19	200	219,000
6.75%, 8/01/20	100	106,500
5.75%, 6/01/21	410	425,375
SM Energy Co., 6.63%, 2/15/19 (b)	165	164,175
SandRidge Energy, Inc., 7.50%, 3/15/21 (b)	780	717,600
Whiting Petroleum Corp., 6.50%, 10/01/18	95	95,475

		15,270,139

Paper & Forest Products — 2.2%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(f)	505	343,628
Boise Cascade LLC, 7.13%, 10/15/14	195	188,663
Boise Paper Holdings LLC:
9.00%, 11/01/17	180	188,100
8.00%, 4/01/20	140	141,925
Clearwater Paper Corp.:
10.63%, 6/15/16	215	235,694
7.13%, 11/01/18	145	143,913
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)	85	93,954
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)	185	179,450
NewPage Corp., 11.38%, 12/31/14 (a)(i)	917	680,872
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (b)	75	63,750
Verso Paper Holdings LLC:
11.50%, 7/01/14	573	595,920
Series B, 4.00%, 8/01/14 (d)	40	30,200

		2,886,069

Pharmaceuticals — 0.5%
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19 (b)	95	95,356
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (b)	655	609,150

		704,506

Professional Services — 0.1%
FTI Consulting, Inc., 7.75%, 10/01/16	170	173,825

Real Estate Investment Trusts (REITs) — 0.7%
FelCor Lodging LP, 6.75%, 6/01/19 (b)	750	671,250
The Rouse Co. LP, 7.20%, 9/15/12	237	242,925

		914,175

Real Estate Management & Development — 2.0%
Forest City Enterprises, Inc., 7.63%, 6/01/15	650	624,000
Realogy Corp.:
11.50%, 4/15/17	940	625,100
12.00%, 4/15/17	50	34,000
7.88%, 2/15/19 (b)	1,030	777,650
Shea Homes LP, 8.63%, 5/15/19 (b)	595	487,900

		2,548,650

Road & Rail — 1.3%
Avis Budget Car Rental LLC:
9.63%, 3/15/18	250	247,500
8.25%, 1/15/19	365	333,975

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	6

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund (Formerly Known as BlackRock High Income V.I. Fund) (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Road & Rail (concluded)
Florida East Coast Railway Corp., 8.13%, 2/01/17	$160	$155,200
The Hertz Corp., :
7.50%, 10/15/18	485	463,175
6.75%, 4/15/19	105	95,288
7.38%, 1/15/21	370	338,087

		1,633,225

Semiconductors & Semiconductor Equipment — 0.2%
Micron Technology, Inc., Series B, 1.88%, 8/01/31 (b)	50	38,250
Spansion LLC, 7.88%, 11/15/17 (b)	250	252,500

		290,750

Specialty Retail — 1.1%
Asbury Automotive Group, Inc., 8.38%, 11/15/20	195	188,175
QVC, Inc. (b):
7.13%, 4/15/17	120	125,400
7.50%, 10/01/19	190	202,350
7.38%, 10/15/20	140	149,100
United Auto Group, Inc., 7.75%, 12/15/16	820	811,800

		1,476,825

Textiles, Apparel & Luxury Goods — 0.2%
Phillips-Van Heusen Corp., 7.38%, 5/15/20	280	291,900

Trading Companies & Distributors — 0.1%
Interline Brands, Inc., 7.00%, 11/15/18	120	117,300

Wireless Telecommunication Services — 4.1%
Cricket Communications, Inc.:
10.00%, 7/15/15	290	287,825
7.75%, 5/15/16	500	501,875
Crown Castle International Corp., 7.13%, 11/01/19	260	267,800
Digicel Group Ltd. (b):
9.13%, 1/15/15	793	745,420
8.25%, 9/01/17	735	690,900
10.50%, 4/15/18	200	197,000
FiberTower Corp., 9.00%, 1/01/16 (b)	244	148,570
iPCS, Inc., 2.38%, 5/01/13 (d)	795	723,450
MetroPCS Wireless, Inc.:
7.88%, 9/01/18	210	203,700
6.63%, 11/15/20	500	440,000
NII Capital Corp., 7.63%, 4/01/21	204	202,470
SBA Telecommunications, Inc., 8.00%, 8/15/16	240	251,400
Sprint Capital Corp., 6.88%, 11/15/28	900	672,750

		5,333,160

Total Corporate Bonds — 82.9%		107,084,473

Floating Rate Loan Interests (d)

Chemicals — 0.1%
Styron Sarl, Term Loan B, 6.00%, 8/02/17	173	155,715

Commercial Services & Supplies — 0.5%
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16	230	225,400
Volume Services America, Inc. (Centerplate), Term Loan B, 10.50% - 10.75%, 9/16/16	470	464,372

		689,772

Communications Equipment — 0.0%
Avaya, Inc., Non-Extended Term Loan B, 3.06%, 10/24/14	55	49,329

Consumer Finance — 0.5%
Springleaf Finance Corp. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17	750	648,000

Diversified Consumer Services — 0.1%
ServiceMaster Co.:
Closing Date Term Loan, 2.72% - 2.83%, 7/24/14	123	114,338
Delayed Draw Term Loan, 2.74%, 7/24/14	12	11,386

		125,724

Electronic Equipment, Instruments & Components — 0.0%
CDW LLC (FKA CDW Corp.), Term Loan, 3.73%, 10/10/14	60	55,500

Energy Equipment & Services — 1.7%
Dynegy Holdings, Inc.:
Coal Co Term Loan, 9.25%, 8/05/16	795	770,013
GasCo Term Loan, 9.25%, 8/05/16	1,455	1,427,923

		2,197,936

Food Products — 0.3%
Advance Pierre Foods, Term Loan (Second Lien), 11.25%, 9/29/17	400	398,000

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	7

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund (Formerly Known as BlackRock High Income V.I. Fund) (Percentages shown are based on Net Assets)

	Par
Floating Rate Loan Interests (d)	(000)	Value

Health Care Providers & Services — 0.7%
CHS/Community Health Systems, Inc.:
Non-Extended Delayed Draw Term Loan, 2.57%, 7/25/14	$2	$2,273
Non-Extended Term Loan, 2.57%, 7/25/14	47	44,311
Emergency Medical Services, Term Loan, 5.25%, 5/25/18	70	66,314
Harden Healthcare, Inc.:
Tranche A Additional Term Loan, 7.75%, 3/02/15	254	249,261
Tranche A Term Loan, 8.50%, 3/02/15	139	136,465
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 6.50%, 8/04/16	355	337,903

		836,527

Hotels, Restaurants & Leisure — 0.4%
Harrah’s Operating Co., Inc., Term Loan B-3, 3.37%, 1/28/15	170	141,647
Travelport LLC, (FKA Travelport, Inc.), Term Loan, 8.29%, 3/27/12	652	355,091

		496,738

Independent Power Producers & Energy Traders — 0.6%
Texas Competitive Electric Holdings Co., LLC (TXU), Extended Term Loan, 4.73% - 4.77%, 10/10/17	1,247	830,061

Media — 1.7%
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings, Ltd.), Tranche B Term Loan, 5.25%, 4/02/18	1,696	1,615,202
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13	550	564,437

		2,179,639

Oil, Gas & Consumable Fuels — 0.7%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	884	884,371

Paper & Forest Products — 0.2%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13	250	248,437

Real Estate Investment Trusts (REITs) — 0.4%
iStar Financial, Inc., Term Loan, (Second Lien), 5.00%, 6/28/13	500	481,922

Real Estate Management & Development — 0.2%
Realogy Corp.:
Extended Synthetic Letter of Credit Loan, 4.44%, 10/10/16	39	31,290
Extended Term Loan B, 4.52%, 10/10/16	230	185,881

		217,171

Specialty Retail — 0.1%
Claire’s Stores, Inc., Term Loan B, 2.99% - 3.00%, 5/29/14	73	61,126

Wireless Telecommunication Services — 1.0%
Vodafone Americas Finance 2, Inc., Initial Loan, 6.88%, 8/11/15	1,338	1,337,908

Total Floating Rate Loan Interests — 9.2%		11,893,876

	Beneficial
	Interest
Other Interests (k)	(000)

Auto Components — 1.3%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests	—	(l)	1,667,755

Household Durables — 0.1%
Stanley Martin, Class B Membership Units (acquired 4/03/06, cost $277,862) (m)	—	(l)	128,002

Total Other Interests — 1.4%			1,795,757

	Par
Preferred Securities	(000)

Capital Trusts

Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (d)	$460	230,000

Total Capital Trusts — 0.2%		230,000

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	8

Schedule of Investments (Continued)	BlackRock High Yield V.I. Fund (Formerly Known as BlackRock High Income V.I. Fund) (Percentages shown are based on Net Assets)

Preferred Securities	Shares	Value

Preferred Stocks
Auto Components — 0.7%
Dana Holding Corp., 4.00% (b)(c)	8,790	$850,432

Diversified Financial Services — 0.8%
Ally Financial, Inc. (b)	1,560	1,044,664

Real Estate Investment Trusts (REITs) — 0.0%
MPG Office Trust, Inc., Series A (a)(c)	4,287	60,404

Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O, 0.00% (a)	10,000	10,100
Freddie Mac, Series Z, 0.00% (a)	32,188	64,376

		74,476

Total Preferred Stocks — 1.6%		2,029,976

Trust Preferreds

Diversified Financial Services —0.7%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (c)(d)	49,760	908,120

Total Trust Preferreds — 0.7%		908,120

Total Preferred Securities — 2.5%		3,168,096

Warrants (n)

Media — 0.1%
Cumulus Media, Inc. (Expires 3/26/19)	35,340	95,348

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	181	2

Total Warrants — 0.1%		95,350

Total Long-Term Investments (Cost — $134,523,297) — 96.2%		124,225,020

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09%, 12/31/49 (o)(p)	5,068,708	5,068,708

Total Short-Term Securities (Cost — $5,068,708) — 3.9%		5,068,708

Total Investments (Cost — $139,592,005*) - 100.1%		$129,293,728
Liabilities in Excess of Other Assets — (0.1)%		(186,459)

Net Assets — 100.0%		$129,107,269

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$139,868,489

Gross unrealized appreciation	$1,243,165
Gross unrealized depreciation	(11,817,926)

Net unrealized depreciation	$(10,574,761)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Convertible security.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)

Bank of America Securities	$397,700	$(12,300)
Citigroup Global Markets	$131,300	$1,300

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(l)	Amount is less than $1,000.

(m)	Restricted security as to resale. As of report date the Fund held less than 0.1% of its net assets, with a current market value of $128,002 and an original cost of $277,862, in this security.

(n)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	9

Schedule of Investments (Continued)	BlackRock High Yield V.I. Fund (FKA BlackRock High Income V.I. Fund)

(o)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	December 31,	Net	September 30,
Affiliate	2010	Activity	2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	5,068,708	5,068,708	$3,835

(p)	Represents the current yield as of report date.
•	Foreign currency exchange contracts as of September 30, 2011 were as follows:

Currency	Currency		Settlement	Unrealized
Purchased	Sold	Counterparty	Date	Appreciation

USD 156,009 CAD	150,000	UBS AG	10/07/11	$12,880
•	Credit default swaps on single-name issues — sold protection outstanding as of September 30, 2011 were as follows:

	Receive			Issuer	Notional
	Fixed		Expiration	Credit	Amount	Unrealized
Issuer	Rate	Counterparty	Date	Rating[1]	(000)[2]	Depreciation

Sealed Air Corp.	1.00%	JPMorgan Securities	12/20/16	BB	$26,772	$(3,991)

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	10

Schedule of Investments (Concluded)	BlackRock High Yield V.I. Fund (FKA BlackRock High Income V.I. Fund)
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long Term Investments:
Common Stocks	$88,016	$99,452	—	$187,468
Corporate Bonds	—	106,434,501	$649,972	107,084,473
Floating Rate Loan Interests	—	8,721,434	3,172,442	11,893,876
Other Interests	—	1,667,755	128,002	1,795,757
Preferred Securities	1,043,000	2,125,096	—	3,168,096
Warrants	—	95,348	2	95,350
Short Term Securities	5,068,708	—	—	5,068,708

Total	$6,199,724	$119,143,586	$3,950,418	$129,293,728

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$12,880	—	$12,880
Liabilities:
Credit contracts		(3,991)		(3,991)

Total	—	$8,889	—	$8,889

[1]	Derivative financial instruments are foreign currency exchange contracts and swaps. Foreign currency exchange contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	11

Schedule of Investments (concluded)	BlackRock High Yield V.I. Fund (Formerly Known as BlackRock High Income V.I. Fund)
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Unfunded Loan Commitments	Total

Assets/Liabilities:
Balance, as of December 31, 2010	—	$937,985	$4,454,746	$121,950	—	$2	$(368)	$5,514,315
Accrued discounts/premiums	—	4,053	15,300	—	—	—	—	19,353
Net realized gain (loss)	—	20,454	(30,064)	—	$139,930	—	—	130,320
Net change in unrealized appreciation/ depreciation[2]	$(947)	51,843	(285,696)	(319,849)			368	(554,281)
Purchases	—	—	382,967	1,735,500	—	—	—	2,118,467
Sales	—	(119,688)	(2,217,916)	—	(139,930)	—	—	(2,477,534)
Transfers in3	950	49	1,348,889	258,156	—	—	—	1,608,044
Transfers out[3]	—	(244,724)	(81,731)	—	—	—	—	(326,455)

Balance, as of September 30, 2011	$3	$649,972	$3,586,495	$1,795,757	—	$2	—	$6,032,229

[2]	The change in unrealized appreciation/depreciation on securities still held at September 30, 2011 was $(568,697).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and /or end of the period in relation to net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	12

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock International V.I. Fund (Formerly Known as BlackRock International Value V.I. Fund) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 6.2%
National Australia Bank Ltd.	152,611	$3,241,663
Newcrest Mining Ltd.	77,497	2,554,390
Suncorp Group Ltd.	358,051	2,726,069

		8,522,122

France — 10.1%
BNP Paribas SA	41,563	1,638,522
Cie de Saint-Gobain	61,887	2,361,070
Legrand SA	76,884	2,396,812
Sanofi — Aventis	63,273	4,161,892
Schneider Electric SA	63,196	3,381,967

		13,940,263

Germany — 4.9%
Bayer AG	37,630	2,076,568
Bilfinger Berger SE	33,685	2,538,751
Continental AG (a)	37,793	2,181,410

		6,796,729

Italy — 1.8%
Intesa Sanpaolo SpA	1,572,286	2,465,724

Japan — 22.9%
Bridgestone Corp.	76,500	1,735,759
Hitachi Ltd.	674,000	3,345,780
JX Holdings, Inc.	483,200	2,712,049
Mitsubishi Corp.	147,300	2,998,972
Mitsui Chemicals, Inc.	543,000	1,816,225
NSK Ltd.	301,000	2,212,036
Nippon Telegraph & Telephone Corp.	80,200	3,842,232
Nissan Motor Co., Ltd.	383,700	3,394,992
Sumitomo Corp.	248,500	3,074,830
TDK Corp.	50,600	1,765,105
Tokio Marine Holdings, Inc.	98,500	2,496,284
Toshiba Corp.	561,000	2,288,569

		31,682,833

Mexico — 1.6%
America Movil, SA de CV — ADR	101,944	2,250,924

Netherlands — 6.7%
ING Groep NV CVA (a)	316,279	2,230,986
Koninklijke Ahold NV	250,205	2,942,454
Koninklijke KPN NV	306,250	4,033,627

		9,207,067

South Korea — 0.5%
LG Display Co. Ltd.	42,470	692,659

Spain — 6.0%
Repsol YPF SA	142,801	3,769,771
Telefonica SA	237,955	4,560,358

		8,330,129

Sweden — 2.0%
Assa Abloy AB, Series B	131,215	2,699,677

Switzerland — 4.9%
Novartis AG, Registered Shares	121,918	6,810,543

United Kingdom — 25.7%
BHP Billiton Plc	121,512	3,246,062
British American Tobacco Plc	128,277	5,416,535
Centrica Plc	615,803	2,838,613
Land Securities Group Plc	197,561	1,963,476
Rio Tinto Plc	47,713	2,115,983
Royal Dutch Shell Plc, Class B	216,987	6,751,492
Tesco Plc	689,729	4,040,139
United Business Media Ltd.	258,323	1,796,192
Vodafone Group Plc	1,558,075	4,015,594
WM Morrison Supermarkets Plc	739,906	3,336,041

		35,520,127

Total Common Stocks — 93.3%		128,918,797

Participation Notes

India — 0.9%
Morgan Stanely BV (Rolta India Ltd.), due 5/26/14 (a)	153,778	259,270
UBS AG (Glenmark Pharmaceuticals Ltd.), due 12/18/12	149,822	982,682

Total Participation Notes — 0.9%		1,241,952

Total Long-Term Investments (Cost — $139,865,227) — 94.2%		130,160,749

Short-Term Securities

Money Market Funds — 4.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (b)(c)	6,126,874	6,126,874

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
DKK	Danish Krone
GBP	British Pound

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock International V.I. Fund (Formerly Known as BlackRock International Value V.I. Fund)

		Par
Time Deposits		(000)	Value
Denmark — 0.0%
Brown Brothers Harriman & Co., 0.35%, 10/3/2011	DKK	19	$3,420

United Kingdom — 0.1%
JPMorgan Chase, New York, 0.10%, 10/3/2011	GBP	91	141,533

Total Time Deposits — 0.1%			144,953

Total Short-Term Securities (Cost — $6,272,148) — 4.6%			6,271,827

Total Investments (Cost — $146,137,375*) - 98.8%			$136,432,576
Other Assets Less Liabilities — 1.2%			1,723,231

Net Assets — 100.0%			$138,155,807

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$146,943,337

Gross unrealized appreciation	$6,589,328
Gross unrealized depreciation	(17,100,089)

Net unrealized depreciation	$(10,510,761)

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	December 31,	Net	September 30,
Affiliate	2010	Activity	2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,054,561	4,072,313	6,126,874	$3,381
(c)	Represents the current yield as of report date.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long Term Investments:
Common Stocks:
Australia	—	$8,522,122	—	$8,522,122
France	—	13,940,263	—	13,940,263
Germany	—	6,796,729	—	6,796,729
Italy	—	2,465,724	—	2,465,724
Japan	—	31,682,833	—	31,682,833
Mexico	$2,250,924	—	—	2,250,924
Netherlands	—	9,207,067	—	9,207,067
South Korea	—	692,659	—	692,659
Spain	—	8,330,129	—	8,330,129
Sweden	—	2,699,677	—	2,699,677
Switzerland	—	6,810,543	—	6,810,543
United Kingdom	—	35,520,127	—	35,520,127
Participation Notes:
India	—	—	$1,241,952	1,241,952
Short-Term Securities:
Money Market	6,126,874	—	—	6,126,874
Time Deposits	—	144,953	—	144,953

Total	$8,377,798	$126,812,826	$1,241,952	$136,432,576

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	2

Schedule of Investments (concluded)	BlackRock International V.I. Fund (Formerly Known as BlackRock International Value V.I. Fund)
The following table is reconciliation of level 3 investments for which significant unobservable inputs were used in determining fair value:

Participation
Notes
Assets:
Balance, as of December 31, 2010	$3,610,789
Accrued discounts/premium	—
Net realized gain (loss)	380,170
Net change in unrealized appreciation/depreciation[2]	(998,786)
Purchases	76,463
Sales	(1,826,684)
Transfers in3	—
Transfers out[3]	—

Balance, as of September 30, 2011	$1,241,952

[2]	The change in unrealized appreciation/depreciation on securities still held at September 30, 2011 was $(489,816).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and /or end of the period in relation to net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	3

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.5%
General Dynamics Corp.	59,000	$3,356,510
Lockheed Martin Corp.	49,000	3,559,360
Northrop Grumman Corp.	66,000	3,442,560

		10,358,430

Auto Components — 1.7%
Autoliv, Inc.	45,000	2,182,500
TRW Automotive Holdings Corp. (a)	84,000	2,749,320

		4,931,820

Beverages — 2.3%
Coca-Cola Enterprises, Inc.	129,000	3,209,520
The Coca-Cola Co.	6,000	405,360
Dr. Pepper Snapple Group, Inc.	83,000	3,218,740

		6,833,620

Biotechnology — 2.7%
Amgen, Inc.	78,000	4,286,100
Biogen Idec, Inc. (a)	40,000	3,726,000

		8,012,100

Chemicals — 1.8%
CF Industries Holdings, Inc.	22,000	2,714,580
LyondellBasell Industries NV, Class A	113,000	2,760,590

		5,475,170

Communications Equipment — 1.2%
Motorola Solutions, Inc. (b)	83,000	3,477,700

Computers & Peripherals — 5.1%
Apple, Inc. (a)	16,000	6,098,880
Dell, Inc. (a)	261,000	3,693,150
Seagate Technology	203,000	2,086,840
Western Digital Corp. (a)	119,000	3,060,680

		14,939,550

Construction & Engineering — 1.7%
Chicago Bridge & Iron Co. NV	82,000	2,347,660
Fluor Corp.	57,000	2,653,350

		5,001,010

Consumer Finance — 2.2%
Capital One Financial Corp.	88,000	3,487,440
Discover Financial Services, Inc.	137,000	3,142,780

		6,630,220

Containers & Packaging — 0.1%
Sealed Air Corp.	25,000	417,500

Diversified Consumer Services — 1.9%
Apollo Group, Inc., Class A (a)	76,000	3,010,360
ITT Educational Services, Inc. (a)(b)	44,000	2,533,520

		5,543,880

Diversified Financial Services — 0.1%
JPMorgan Chase & Co.	5,000	150,600

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	44,000	1,254,880

Energy Equipment & Services — 0.2%
Helmerich & Payne, Inc.	14,000	568,400

Food & Staples Retailing — 1.8%
The Kroger Co.	143,000	3,140,280
Safeway, Inc.	141,000	2,344,830

		5,485,110

Health Care Equipment & Supplies — 0.3%
Hill-Rom Holdings, Inc.	31,000	930,620

Health Care Providers & Services — 8.0%
Aetna, Inc.	92,000	3,344,200
AmerisourceBergen Corp.	86,000	3,205,220
CIGNA Corp.	15,000	629,100
Cardinal Health, Inc.	81,000	3,392,280
Health Management Associates, Inc., Class A (a)	281,000	1,944,520
Lincare Holdings, Inc.	64,000	1,440,000
Tenet Healthcare Corp. (a)	458,000	1,891,540
UnitedHealth Group, Inc.	91,000	4,196,920
WellPoint, Inc.	56,000	3,655,680

		23,699,460

Household Durables — 1.0%
Tempur-Pedic International, Inc. (a)	55,000	2,893,550

Household Products — 0.5%
The Procter & Gamble Co.	22,000	1,389,960

IT Services — 1.9%
International Business Machines Corp.	13,000	2,275,390
The Western Union Co.	215,000	3,287,350

		5,562,740

Independent Power Producers & Energy Traders — 3.2%
The AES Corp. (a)(b)	313,000	3,054,880
Constellation Energy Group, Inc.	88,000	3,349,280
NRG Energy, Inc. (a)	144,000	3,054,240

		9,458,400

Industrial Conglomerates — 0.4%
General Electric Co.	74,000	1,127,760

Insurance — 2.1%
Arch Capital Group Ltd. (a)	39,000	1,274,325
Assurant, Inc.	29,000	1,038,200
Principal Financial Group, Inc.	95,000	2,153,650
Unum Group	78,000	1,634,880

		6,101,055

Internet & Catalog Retail — 1.0%
Expedia, Inc.	114,000	2,935,500

Internet Software & Services — 1.2%
Google, Inc., Class A (a)	1,000	514,380
Rackspace Hosting, Inc. (a)	87,000	2,970,180

		3,484,560

Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc. (a)	75,000	2,343,750

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Life Sciences Tools & Services (concluded)
Pharmaceutical Product Development, Inc.	91,000	$2,335,060

		4,678,810

Machinery — 0.7%
AGCO Corp. (a)	60,000	2,074,200

Media — 2.8%
CBS Corp., Class B	155,000	3,158,900
Interpublic Group of Cos., Inc.	196,000	1,411,200
Time Warner Cable, Inc.	59,000	3,697,530

		8,267,630

Metals & Mining — 0.9%
Alcoa, Inc.	286,000	2,737,020

Multi-Utilities — 1.1%
Ameren Corp.	105,000	3,125,850

Multiline Retail — 1.2%
Dillard’s, Inc., Class A	63,000	2,739,240
Nordstrom, Inc.	20,000	913,600

		3,652,840

Oil, Gas & Consumable Fuels — 8.6%
Chevron Corp.	19,000	1,757,880
ConocoPhillips	48,000	3,039,360
Exxon Mobil Corp.	83,000	6,028,290
HollyFrontier Corp.	92,000	2,412,240
Marathon Oil Corp.	154,000	3,323,320
Murphy Oil Corp.	55,000	2,428,800
Tesoro Corp. (a)	162,000	3,154,140
Valero Energy Corp.	177,000	3,147,060

		25,291,090

Paper & Forest Products — 1.7%
Domtar Corp.	33,000	2,249,610
International Paper Co.	124,000	2,883,000

		5,132,610

Personal Products — 1.1%
Herbalife Ltd.	61,000	3,269,600

Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	141,000	4,424,580
Eli Lilly & Co.	114,000	4,214,580
Forest Laboratories, Inc. (a)	105,000	3,232,950
Johnson & Johnson	22,000	1,401,620
Pfizer, Inc.	367,000	6,488,560

		19,762,290

Road & Rail — 1.1%
CSX Corp.	168,000	3,136,560

Semiconductors & Semiconductor Equipment — 9.9%
Altera Corp.	93,000	2,932,290
Applied Materials, Inc.	319,000	3,301,650
Cypress Semiconductor Corp. (a)	153,000	2,290,410
Fairchild Semiconductor International, Inc. (a)	172,000	1,857,600
KLA-Tencor Corp.	35,000	1,339,800
Marvell Technology Group Ltd. (a)	209,000	3,036,770
Maxim Integrated Products, Inc.	140,000	3,266,200
Nvidia Corp. (a)(b)	236,000	2,950,000
Novellus Systems, Inc. (a)(b)	102,000	2,780,520
Teradyne, Inc. (a)	232,000	2,554,320
Xilinx, Inc.	109,000	2,990,960

		29,300,520

Software — 7.0%
Activision Blizzard, Inc.	267,000	3,177,300
Autodesk, Inc. (a)	98,000	2,722,440
Fortinet, Inc. (a)	167,000	2,805,600
Microsoft Corp.	307,000	7,641,230
Symantec Corp. (a)	210,000	3,423,000
TIBCO Software, Inc. (a)	40,000	895,600

		20,665,170

Specialty Retail — 3.9%
Foot Locker, Inc.	134,000	2,692,060
GameStop Corp., Class A (a)(b)	134,000	3,095,400
Limited Brands, Inc.	81,000	3,119,310
Williams-Sonoma, Inc.	81,000	2,493,990

		11,400,760

Textiles, Apparel & Luxury Goods — 1.0%
Coach, Inc.	60,000	3,109,800

Tobacco — 1.9%
Philip Morris International, Inc.	92,000	5,738,960

Wireless Telecommunication Services — 1.9%
MetroPCS Communications, Inc. (a)	337,000	2,935,270
Sprint Nextel Corp. (a)(b)	870,000	2,644,800

		5,580,070

Total Long-Term Investments (Cost — $314,439,850) — 99.4%		293,587,375

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (c)(d)	1,799,759	1,799,759

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.16% (c)(d)(e)	$14,123,928	14,123,928

Total Short-Term Securities (Cost — $15,923,687) — 5.4%		15,923,687

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	2

Schedule of Investments (concluded)	BlackRock Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Value
Total Investments (Cost $330,363,537*) — 104.8%	$309,511,062
Liabilities in Excess of Other Assets — (4.8%)	(14,074,380)

Net Assets — 100.0%	$295,436,682

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$335,138,835

Gross unrealized appreciation	$14,750,626
Gross unrealized depreciation	(40,378,399)

Net unrealized depreciation	$(25,627,773)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/		Shares/
	Beneficial		Beneficial
	Interest		Interest
	Held at		Held at
	December 31,	Net	September 30,
Affiliate	2010	Activity	2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,140,611	659,148	1,799,759	$1,101
BlackRock Liquidity Series, LLC Money Market Series	—	$14,123,928	$14,123,928	$8,452

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$293,587,375	—	—	$293,587,375
Short-Term Securities	1,799,759	$14,123,928	—	15,923,687

Total	$295,387,134	$14,123,928	—	$309,511,062

1     See above Schedule of Investments for values in each industry.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	3

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Large Cap Growth V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 1.4%
Lockheed Martin Corp.	17,600	$1,278,464

Airlines — 1.0%
Southwest Airlines Co.	113,600	913,344

Auto Components — 0.7%
TRW Automotive Holdings Corp. (a)	19,000	621,870

Beverages — 2.6%
The Coca-Cola Co.	4,000	270,240
Coca-Cola Enterprises, Inc.	42,000	1,044,960
Dr. Pepper Snapple Group, Inc.	28,000	1,085,840

		2,401,040

Biotechnology — 3.7%
Alexion Pharmaceuticals, Inc. (a)	6,000	384,360
Biogen Idec, Inc. (a)	13,700	1,276,155
Myriad Genetics, Inc. (a)	51,000	955,740
United Therapeutics Corp. (a)	19,000	712,310

		3,328,565

Chemicals — 2.8%
CF Industries Holdings, Inc.	7,300	900,747
LyondellBasell Industries NV, Class A	33,100	808,633
W.R. Grace & Co. (a)	25,900	862,470

		2,571,850

Computers & Peripherals — 7.2%
Apple, Inc. (a)	10,000	3,811,800
Dell, Inc. (a)	90,000	1,273,500
Seagate Technology	68,000	699,040
Western Digital Corp. (a)	30,000	771,600

		6,555,940

Construction & Engineering — 2.8%
Chicago Bridge & Iron Co. NV	29,200	835,996
Fluor Corp.	19,400	903,070
KBR, Inc.	35,700	843,591

		2,582,657

Consumer Finance — 1.0%
Discover Financial Services, Inc.	40,100	919,894

Diversified Consumer Services — 3.8%
Apollo Group, Inc., Class A (a)	24,500	970,445
H&R Block, Inc.	47,000	625,570
ITT Educational Services, Inc. (a)	14,800	852,184
Weight Watchers International, Inc.	17,400	1,013,550

		3,461,749

Energy Equipment & Services — 2.3%
Helmerich & Payne, Inc.	16,000	649,600
Oceaneering International, Inc.	25,300	894,102
Superior Energy Services, Inc. (a)	19,600	514,304

		2,058,006

Food & Staples Retailing — 2.1%
The Kroger Co.	47,800	1,049,688
Walgreen Co.	26,600	874,874

		1,924,562

Health Care Equipment & Supplies — 3.4%
Baxter International, Inc.	26,000	1,459,640
Kinetic Concepts, Inc. (a)	14,900	981,761
Thoratec Corp. (a)	20,700	675,648

		3,117,049

Health Care Providers & Services — 9.4%
Aetna, Inc.	26,000	945,100
AmerisourceBergen Corp.	29,000	1,080,830
Cardinal Health, Inc.	25,100	1,051,188
Health Management Associates, Inc., Class A (a)	118,000	816,560
Lincare Holdings, Inc.	41,000	922,500
McKesson Corp.	16,500	1,199,550
Tenet Healthcare Corp.	167,000	689,710
UnitedHealth Group, Inc.	19,600	903,952
WellPoint, Inc.	15,000	979,200

		8,588,590

Hotels, Restaurants & Leisure — 0.5%
International Game Technology	31,700	460,601

Household Durables — 1.0%
Tempur-Pedic International, Inc. (a)	17,000	894,370

IT Services — 2.8%
International Business Machines Corp.	8,000	1,400,240
The Western Union Co.	72,000	1,100,880

		2,501,120

Independent Power Producers & Energy Traders — 1.0%
NRG Energy, Inc. (a)	41,000	869,610

Internet & Catalog Retail — 1.0%
Expedia, Inc.	36,600	942,450

Internet Software & Services — 1.3%
Google, Inc., Class A (a)	400	205,752
Rackspace Hosting, Inc. (a)	28,000	955,920

		1,161,672

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. (a)	30,000	937,500

Machinery — 0.6%
Manitowoc Co.	81,000	543,510

Media — 4.4%
CBS Corp., Class B	45,200	921,176
Interpublic Group of Cos., Inc.	115,000	828,000
John Wiley & Sons, Inc., Class A	20,900	928,378
Time Warner Cable, Inc.	21,000	1,316,070

		3,993,624

Metals & Mining — 0.7%
Alcoa, Inc.	71,000	679,470

Multiline Retail — 1.7%
Dollar Tree, Inc. (a)	6,000	450,660

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Large Cap Growth V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Multiline Retail (concluded)
Nordstrom, Inc.	23,100	$1,055,208

		1,505,868

Oil, Gas & Consumable Fuels —4.9%
Exxon Mobil Corp.	33,000	2,396,790
HollyFrontier Corp.	31,200	818,064
Marathon Oil Corp.	22,000	474,760
Murphy Oil Corp.	17,000	750,720

		4,440,334

Paper & Forest Products —1.0%
International Paper Co.	39,400	916,050

Personal Products —1.2%
Herbalife Ltd.	20,300	1,088,080

Pharmaceuticals —3.5%
Bristol-Myers Squibb Co.	32,800	1,029,264
Eli Lilly & Co.	33,600	1,242,192
Warner Chilcott Plc, Class A (a)	66,500	950,950

		3,222,406

Semiconductors & Semiconductor Equipment —10.2%
Altera Corp.	31,300	986,889
Applied Materials, Inc.	93,000	962,550
Avago Technologies Ltd.	9,000	294,930
Cypress Semiconductor Corp. (a)	58,200	871,254
KLA-Tencor Corp.	12,000	459,360
Marvell Technology Group Ltd. (a)	61,000	886,330
Maxim Integrated Products, Inc.	46,100	1,075,513
NVIDIA Corp. (a)(b)	78,400	980,000
Novellus Systems, Inc. (a)	32,600	888,676
Teradyne, Inc. (a)	81,000	891,810
Xilinx, Inc.	36,700	1,007,048

		9,304,360

Software —10.6%
Activision Blizzard, Inc.	79,600	947,240
Autodesk, Inc. (a)	35,000	972,300
Cadence Design Systems, Inc. (a)	111,000	1,025,640
Fortinet, Inc. (a)	54,500	915,600
Microsoft Corp.	155,000	3,857,950
Symantec Corp. (a)	73,000	1,189,900
TIBCO Software, Inc. (a)	31,400	703,046

		9,611,676

Specialty Retail —3.4%
Limited Brands, Inc.	29,000	1,116,790
PetSmart, Inc.	25,300	1,079,045
Williams-Sonoma, Inc.	29,000	892,910

		3,088,745

Textiles, Apparel & Luxury Goods —1.3%
Coach, Inc.	22,000	1,140,260

Tobacco —2.7%
Philip Morris International, Inc.	39,900	2,488,962

Wireless Telecommunication Services —1.0%
MetroPCS Communications, Inc. (a)	106,800	930,228

Total Long-Term Investments (Cost – $97,720,768) – 100.0%		91,044,476

	Beneficial
	Interest
Short-Term Securities	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.16% (c)(d)(e)	$986	985,500

Total Short-Term Securities (Cost – $985,500) – 1.1%		985,500

Total Investments (Cost — $98,706,268*) - 101.1%		$92,029,976

Liabilities in Excess of Other Assets – (1.1)%		(1,031,711)

Net Assets – 100.0%		$90,998,265

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$99,595,121

Gross unrealized appreciation	$4,616,003
Gross unrealized depreciation	(12,181,148)

Net unrealized depreciation	$(7,565,145)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Beneficial		Beneficial
	Interest		Interest
	Held at		Held at
	December 31,	Net	September 30,
Affiliate	2010	Activity	2011	Income

BlackRock Liquidity Funds, TempFund, Instutional Class	—	—	—	$133
BlackRock Liquidity Series, LLC Money Market Series	—	$985,500	$985,500	$1,556

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	2

Schedule of Investments (concluded)	BlackRock Large Cap Growth V.I. Fund
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The categorization of a value determined for investments is based on the pricing transparency of the investments and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$91,044,476	—	—	$91,044,476
Short-Term Securities		$985,500	—	985,500

Total	$91,044,476	$985,500	—	$92,029,976

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	3

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Large Cap Value V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.7%
General Dynamics Corp.	22,400	$1,274,336
Lockheed Martin Corp.	13,800	1,002,432
Northrop Grumman Corp.	4,000	208,640

		2,485,408

Auto Components — 1.0%
TRW Automotive Holdings Corp. (a)	28,100	919,713

Beverages — 3.2%
Coca-Cola Enterprises, Inc.	39,700	987,736
Constellation Brands, Inc., Class A (a)	54,100	973,800
Dr. Pepper Snapple Group, Inc.	25,800	1,000,524

		2,962,060

Biotechnology — 3.1%
Amgen, Inc. (a)	34,100	1,873,795
Biogen Idec, Inc. (a)	11,000	1,024,650

		2,898,445

Capital Markets — 0.9%
American Capital Ltd. (a)	125,000	852,500

Chemicals — 2.3%
CF Industries Holdings, Inc.	6,700	826,713
Huntsman Corp.	42,000	406,140
LyondellBasell Industries NV, Class A	37,300	911,239

		2,144,092

Communications Equipment — 1.2%
Motorola Solutions, Inc. (a)	28,000	1,173,200

Computers & Peripherals — 4.1%
Dell, Inc. (a)	73,300	1,037,195
Lexmark International, Inc., Class A (a)(b)	35,400	956,862
Seagate Technology	77,000	791,560
Western Digital Corp. (a)	41,000	1,054,520

		3,840,137

Construction & Engineering — 0.9%
Chicago Bridge & Iron Co. NV	15,000	429,450
KBR, Inc.	16,000	378,080

		807,530

Consumer Finance — 3.3%
Capital One Financial Corp.	33,000	1,307,790
Discover Financial Services, Inc.	45,700	1,048,358
SLM Corp.	59,100	735,795

		3,091,943

Containers & Packaging — 0.7%
Sealed Air Corp.	41,300	689,710

Diversified Consumer Services — 1.2%
H&R Block, Inc.	73,500	978,285
Service Corp. International	18,000	164,880

		1,143,165

Diversified Financial Services — 2.1%
JPMorgan Chase & Co.	2,100	63,252
Leucadia National Corp.	40,000	907,200

The NASDAQ Stock Market, Inc. (a)	43,000	995,020

		1,965,472

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	29,400	838,488

Energy Equipment & Services — 0.8%
Helmerich & Payne, Inc.	18,000	730,800

Food & Staples Retailing — 2.8%
The Kroger Co.	48,000	1,054,080
Safeway, Inc.	62,600	1,041,038
Walgreen Co.	15,000	493,350

		2,588,468

Food Products — 1.1%
Smithfield Foods, Inc. (a)	51,000	994,500

Health Care Equipment & Supplies — 1.6%
Baxter International, Inc.	19,600	1,100,344
DENTSPLY International, Inc.	13,000	398,970

		1,499,314

Health Care Providers & Services — 9.2%
Aetna, Inc.	33,000	1,199,550
Cardinal Health, Inc.	25,700	1,076,316
Cigna Corp.	28,000	1,174,320
Coventry Health Care, Inc. (a)	22,000	633,820
Humana, Inc.	10,000	727,300
McKesson Corp.	9,200	668,840
UnitedHealth Group, Inc.	37,900	1,747,948
WellPoint, Inc. (a)	20,900	1,364,352

		8,592,446

Household Products — 0.8%
The Procter & Gamble Co.	12,000	758,160

IT Services — 0.2%
Total System Services, Inc.	9,900	167,607

Independent Power Producers & Energy Traders — 3.5%
The AES Corp. (a)	109,000	1,063,840
Constellation Energy Group, Inc.	30,000	1,141,800
NRG Energy, Inc. (a)	50,000	1,060,500

		3,266,140

Industrial Conglomerates — 0.8%
General Electric Co.	50,000	762,000
Insurance — 8.2%
Allied World Assurance Co. Holdings, Ltd.	3,000	161,130
American Financial Group, Inc.	35,000	1,087,450
American National Insurance Co.	2,000	138,500
Arch Capital Group Ltd. (a)(b)	33,000	1,078,275
Assurant, Inc.	31,000	1,109,800
Principal Financial Group, Inc.	46,000	1,042,820
Reinsurance Group of America, Inc.	18,700	859,265

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Large Cap Value V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Insurance (concluded)
Unum Group	54,000	$1,131,840
XL Group Plc	57,000	1,071,600

		7,680,680

Internet & Catalog Retail — 1.0%
Expedia, Inc.	37,900	975,925

Life Sciences Tools & Services — 0.4%
PerkinElmer, Inc.	18,000	345,780

Machinery — 0.9%
AGCO Corp. (a)	25,000	864,250

Media — 2.0%
CBS Corp., Class B	54,400	1,108,672
Gannett Co., Inc.	83,000	790,990

		1,899,662

Metals & Mining — 1.1%
Alcoa, Inc.	104,200	997,194

Multi-Utilities — 0.5%
Ameren Corp.	15,300	455,481

Multiline Retail — 1.0%
Dillard’s, Inc., Class A	22,000	956,560

Oil, Gas & Consumable Fuels — 8.9%
Chevron Corp.	12,000	1,110,240
ConocoPhillips	36,000	2,279,520
HollyFrontier Corp.	28,300	742,026
Marathon Oil Corp.	54,900	1,184,742
Murphy Oil Corp.	21,000	927,360
Tesoro Corp. (a)	52,700	1,026,069
Valero Energy Corp.	60,900	1,082,802

		8,352,759

Paper & Forest Products — 3.1%
Domtar Corp.	13,000	886,210
International Paper Co.	45,000	1,046,250
MeadWestvaco Corp.	39,000	957,840

		2,890,300

Pharmaceuticals — 8.7%
Bristol-Myers Squibb Co.	59,000	1,851,420
Eli Lilly & Co.	40,000	1,478,800
Forest Laboratories, Inc. (a)	37,000	1,139,230
Johnson & Johnson	5,700	363,147
Pfizer, Inc.	186,500	3,297,320

		8,129,917

Semiconductors & Semiconductor Equipment — 5.4%
Applied Materials, Inc.	117,000	1,210,950
Fairchild Semiconductor International, Inc. (a)	44,000	475,200
KLA-Tencor Corp.	11,000	421,080
Marvell Technology Group Ltd. (a)	70,600	1,025,818

Novellus Systems, Inc. (a)	34,500	940,470
Teradyne, Inc. (a)	89,200	982,092

		5,055,610

Software — 3.3%
Activision Blizzard, Inc.	88,300	1,050,770
CA, Inc.	52,000	1,009,320
Symantec Corp. (a)	63,000	1,026,900

		3,086,990

Specialty Retail — 3.1%
Foot Locker, Inc.	47,400	952,266
GameStop Corp., Class A (a)(b)	44,000	1,016,400
Limited Brands, Inc.	23,600	908,836

		2,877,502

Tobacco — 2.5%
Lorillard, Inc.	11,400	1,261,980
Philip Morris International, Inc.	18,000	1,122,840

		2,384,820

Wireless Telecommunication Services — 1.8%
MetroPCS Communications, Inc. (a)	77,000	670,670
Sprint Nextel Corp. (a)(b)	322,000	978,880

		1,649,550

Total Long-Term Investments (Cost – $100,093,086) – 100.3%		93,774,278

	Beneficial
	Interest
Short-Term Securities	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.16% (c)(d)(e)	$2,077	2,077,290

Total Short-Term Securities (Cost – $2,077,290) – 2.2%		2,077,290

Total Investments (Cost — $102,170,376*) — 102.5%		$95,851,568
Liabilities in Excess of Other Assets — (2.5)%		(2,376,522)

Net Assets — 100.0%		$93,475,046

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$105,353,155

Gross unrealized appreciation	$4,682,123
Gross unrealized depreciation	(14,183,710)

Net unrealized depreciation	$(9,501,587)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	2

Schedule of Investments (concluded)	BlackRock Large Cap Value V.I. Fund

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Beneficial		Beneficial
	Interest		Interest
	Held at		Held at
	December 31,	Net	September
Affiliate	2010	Activity	30, 2011	Income

BlackRock Liquidity Series, LLC Money Market Series	—	$2,077,290	$2,077,290	$1,106

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$93,774,278	—	—	$93,774,278
Short-Term
Securities	—	$2,077,290	—	2,077,290

Total	$93,774,278	$2,077,290	—	$95,851,568

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	3

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Money Market V.I. Fund (Percentages shown are based on Net Assets)

	Par
Commercial Paper	(000)	Value
Alantis One Funding Corp., 0.19%, 10/06/11 (a)	$4,000	$3,999,937
Amsterdam Funding Corp., 0.23%, 10/25/11 (a)	5,000	4,999,297
Argento Variable Funding Co., LLC, 0.22%, 10/03/11 (a)	10,000	10,000,000
Barclays U.S. Funding LLC (a):
0.28%, 11/02/11	464	463,892
0.28%, 11/29/11	5,000	4,997,783
Charta LLC, 0.24%, 11/15/11 (a)	1,700	1,699,513
Deutsche Bank Financial LLC (a):
0.18%, 10/03/11	7,000	7,000,000
0.28%, 11/01/11	5,000	4,998,872
Fairway Finance Co., LLC, 0.25%, 11/14/11 (b)	7,000	7,000,000
Gemini Securitization Corp., LLC, 0.22%, 10/14/11 (a)	3,000	2,999,798
Goldman Sachs Group Inc., 0.35%, 12/05/11 (a)	5,773	5,769,464
Grampian Funding LLC, 0.31%, 12/01/11 (a)	2,700	2,698,628
ING (U.S) Funding LLC (a):
0.18%, 10/26/11	4,000	3,999,540
0.18%, 11/02/11	4,000	3,999,400
0.30%, 11/10/11	2,000	1,999,367
JPMorgan Chase & Co., 0.26%, 03/16/12 (b)	1,500	1,500,000
Kells Funding LLC (b):
0.33%, 02/10/12	2,000	2,000,000
0.33%, 02/15/12	5,000	5,000,000
MetLife Short Term Funding LLC (a):
0.24%, 10/03/11	1,000	1,000,000
0.27%, 10/11/11	3,565	3,564,786
Nordea North America, Inc. (a):
0.25%, 10/17/11	4,000	3,999,611
0.22%, 10/19/11	575	574,942
0.22%, 10/20/11	875	874,907
0.27%, 11/03/11	4,000	3,999,070
RBS Holding USA, Inc. (a):
0.18%, 10/06/11	5,000	4,999,925
0.21%, 11/02/11	7,000	6,998,775
Regency Markets No.1 LLC, 0.22%, 10/17/11 (a)	1,077	1,076,908
Solitaire Funding LLC (a):
0.22%, 10/06/11	4,000	3,999,927
0.22%, 10/11/11	5,000	4,999,755
0.23%, 10/24/11	1,500	1,499,799
State Street Corp., 0.18%, 11/03/11 (a)	7,000	6,998,915
UBS Finance (Delaware) LLC, 0.25%, 10/17/11 (a)	9,000	8,999,125
Windmill Funding Corp. (a):
0.20%, 10/06/11	1,000	999,983
0.23%, 10/17/11	1,000	999,911

Total Commercial Paper — 51.9%		130,711,830

Corporate Notes

JPMorgan Chase Bank NA, 0.28%, 10/17/12 (b)	2,480	2,480,000

Total Corporate Notes — 1.0%		2,480,000

Municipal Bonds (c)

California HFA, RB, VRDN, Home Mortgage, Series U, AMT (Fannie Mae LOC, Freddie Mac LOC), 0.14%, 10/07/11	2,100	2,100,000
City of Charlotte North Carolina, COP, Refunding, VRDN, NASCAR, Series D (Bank of America NA LOC), 0.35%, 10/07/11	7,500	7,500,000
Maryland Community Development Administration, RB, VRDN, Residential Housing, Series J, AMT (State Street Bank & Trust Co. SBPA), 0.14%, 10/07/11	3,000	3,000,000
New York City Industrial Development Agency, RB, VRDN, New York Law School Project, Series A (JPMorgan Chase Bank LOC), 0.12%, 10/07/11	2,245	2,245,000
New York State HFA, RB, VRDN, Series A:
10 Barclay Street (Fannie Mae), 0.14%, 10/07/11	5,000	5,000,000
Biltmore Tower Housing, AMT (Fannie Mae), 0.14%, 10/07/11	3,000	3,000,000
Victory Housing Series 2001, AMT (Freddie Mac), 0.14%, 10/07/11	5,000	5,000,000

Total Municipal Bonds — 11.0%		27,845,000

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
HFA	Housing Finance Agency
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	1

Schedule of Investments (concluded)	BlackRock Money Market V.I. Fund (Percentages shown are based on Net Assets)

	Par
US Government Sponsored Agency Obligations	(000)	Value
Fannie Mae Discount Notes (a):
0.11%, 2/29/12	$2,000	$1,999,089
0.15%, 6/14/12	2,500	2,497,344
0.16%, 8/01/12	3,000	2,995,960
Fannie Mae Variable Rate Notes (b):
0.22%, 7/26/12	2,500	2,499,594
0.26%, 9/17/12	1,000	999,806
0.26%, 12/20/12	1,000	999,754
Federal Home Loan Bank Note, 0.09%, 3/01/12	3,000	2,999,113
Federal Home Loan Bank Discount Note, 0.11%, 3/07/12	2,000	1,999,047
Federal Home Loan Bank Variable Rate Notes, 0.19%, 10/06/11 (b)	3,000	2,999,990
Freddie Mac Variable Rate Notes (b):
0.19%, 12/29/11	3,500	3,499,579
0.19%, 2/16/12	5,000	4,999,249
0.19%, 4/03/12	4,000	3,999,186
0.16%, 11/02/12	3,000	2,998,029
0.25%, 1/24/13	1,500	1,499,207
0.31%, 9/03/13	5,000	4,998,062
0.17%, 9/13/13	6,400	6,392,443

Total US Government Sponsored Agency Obligations — 19.2%		48,375,452

US Treasury Obligations

US Treasury Notes:
4.63%, 10/31/11	3,000	3,010,004
1.00%, 10/31/11	2,000	2,001,171
0.88%, 1/31/12	7,500	7,516,829
4.63%, 2/29/12	3,000	3,054,666
0.88%, 2/29/12	4,000	4,012,226
0.75%, 5/31/12	6,000	6,025,879

Total US Treasury Obligations — 10.1%		25,620,775

Repurchase Agreements

Deutsche Bank Securities, Inc., 0.05%, 10/03/11 (Purchased on 9/30/11 to be repurchased at $16,803,070, collateralized by Fannie Mae Medium Term Notes, 4.375% due 10/15/15, par and fair values of $14,867,000 and $17,139,452, respectively)	16,803	16,803,000

Total Repurchase Agreements — 6.7%		16,803,000

Total Investments (Cost — $251,836,057*) - 99.9%		251,836,057
Other Assets Less Liabilities — 0.1%		145,153

Net Assets — 100.0%		$251,981,210

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$251,836,057	—	$251,836,057

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	2

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
| |
Aerospace & Defense — 2.6%
Boeing Co.	9,532	$576,781
General Dynamics Corp.	4,669	265,619
Goodrich Corp.	1,613	194,657
Honeywell International, Inc.	10,076	442,437
ITT Corp.	2,411	101,262
L-3 Communications Holdings, Inc.	1,333	82,606
Lockheed Martin Corp.	3,553	258,090
Northrop Grumman Corp.	3,561	185,742
Precision Castparts Corp.	1,858	288,845
Raytheon Co.	4,562	186,449
Rockwell Collins, Inc.	2,001	105,573
Textron, Inc.	3,640	64,209
United Technologies Corp.	11,653	819,905

		3,572,175

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	2,138	146,389
Expeditors International Washington, Inc.	2,754	111,675
FedEx Corp.	4,090	276,811
United Parcel Service, Inc., Class B	12,577	794,237

		1,329,112

Airlines — 0.1%
Southwest Airlines Co.	10,481	84,267

Auto Components — 0.2%
The Goodyear Tire & Rubber Co. (a)	3,059	30,865
Johnson Controls, Inc.	8,688	229,103

		259,968

Automobiles — 0.4%
Ford Motor Co. (a)	48,941	473,260
Harley-Davidson, Inc.	3,040	104,363

		577,623

Beverages — 2.7%
Brown-Forman Corp., Class B	1,275	89,429
The Coca-Cola Co.	29,475	1,991,331
Coca-Cola Enterprises, Inc.	4,130	102,754
Constellation Brands, Inc., Class A (a)	2,441	43,938
Dr. Pepper Snapple Group, Inc.	2,774	107,576
Molson Coors Brewing Co., Class B	2,078	82,310
PepsiCo, Inc.	20,316	1,257,560

		3,674,898

Biotechnology — 1.3%
Amgen, Inc.	11,844	650,828
Biogen Idec, Inc. (a)	3,129	291,466
Celgene Corp. (a)	5,870	363,471
Cephalon, Inc. (a)	1,017	82,072
Gilead Sciences, Inc. (a)	9,944	385,827

		1,773,664

Building Products — 0.0%
Masco Corp.	4,740	33,749

Capital Markets — 1.8%
Ameriprise Financial, Inc.	3,001	118,119
The Bank of New York Mellon Corp.	15,899	295,562
BlackRock, Inc. (b)	1,290	190,933
The Charles Schwab Corp.	13,746	154,917
E*Trade Financial Corp. (a)	3,384	30,828
Federated Investors, Inc., Class B	1,270	22,263
Franklin Resources, Inc.	1,881	179,899
The Goldman Sachs Group, Inc.	6,509	615,426
Invesco Ltd.	5,712	88,593
Janus Capital Group, Inc.	2,598	15,588
Legg Mason, Inc.	1,633	41,985
Morgan Stanley	19,029	256,892
Northern Trust Corp.	3,073	107,494
State Street Corp.	6,445	207,271
T. Rowe Price Group, Inc.	3,266	156,017

		2,481,787

Chemicals — 2.1%
Air Products & Chemicals, Inc.	2,749	209,941
Airgas, Inc.	866	55,268
CF Industries Holdings, Inc.	928	114,506
The Dow Chemical Co.	15,223	341,909
E.I. du Pont de Nemours & Co.	12,000	479,640
Eastman Chemical Co.	883	60,512
Ecolab, Inc.	2,989	146,132
FMC Corp.	938	64,872
International Flavors & Fragrances, Inc.	1,052	59,143
Monsanto Co.	6,862	411,995
The Mosaic Co.	3,557	174,186
PPG Industries, Inc.	2,019	142,663
Praxair, Inc.	3,894	364,011
The Sherwin-Williams Co.	1,151	85,542
Sigma-Aldrich Corp.	1,590	98,246

		2,808,566

Commercial Banks — 2.5%
BB&T Corp.	9,016	192,311
Comerica, Inc.	2,533	58,183
Fifth Third Bancorp	11,946	120,655
First Horizon National Corp.	3,548	21,146
Huntington Bancshares, Inc.	11,367	54,562
KeyCorp	12,227	72,506
M&T Bank Corp.	1,611	112,609
The PNC Financial Services Group, Inc. (b)	6,739	324,752
Regions Financial Corp.	16,023	53,357
SunTrust Banks, Inc.	6,825	122,509
U.S. Bancorp	24,665	580,614
Wells Fargo & Co.	67,873	1,637,097
Portfolio Abbreviation

FKA	Formerly Known As

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Banks (concluded)
Zions Bancorporation	2,294	$32,276

		3,382,577

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	1,310	32,855
Cintas Corp.	1,445	40,662
Iron Mountain, Inc.	2,631	83,192
Pitney Bowes, Inc.	2,642	49,670
R.R. Donnelley & Sons Co.	2,415	34,100
Republic Services, Inc., Class A	4,070	114,204
Stericycle, Inc. (a)	1,104	89,115
Waste Management, Inc.	6,107	198,844

		642,642

Communications Equipment — 2.0%
Cisco Systems, Inc.	70,716	1,095,391
F5 Networks, Inc. (a)	1,053	74,816
Harris Corp.	1,510	51,597
JDS Uniphase Corp. (a)	3,032	30,229
Juniper Networks, Inc. (a)	6,782	117,057
Motorola Mobility Holdings, Inc. (a)	3,396	128,301
Motorola Solutions, Inc.	3,911	163,871
QUALCOMM, Inc.	21,553	1,048,122
Tellabs, Inc.	4,459	19,129

		2,728,513

Computers & Peripherals — 4.7%
Apple, Inc. (a)	11,905	4,537,948
Dell, Inc. (a)	20,012	283,170
EMC Corp. (a)(c)	26,568	557,662
Hewlett-Packard Co.	26,702	599,460
Lexmark International, Inc., Class A (a)	1,062	28,706
NetApp, Inc. (a)	4,770	161,894
SanDisk Corp. (a)	3,084	124,439
Western Digital Corp. (a)	3,042	78,240

		6,371,519

Construction & Engineering — 0.2%
Fluor Corp.	2,210	102,876
Jacobs Engineering Group, Inc. (a)	1,651	53,311
Quanta Services, Inc. (a)	2,651	49,812

		205,999

Construction Materials — 0.0%
Vulcan Materials Co.	1,701	46,880

Consumer Finance — 0.8%
American Express Co.	13,312	597,709
Capital One Financial Corp.	5,879	232,985
Discover Financial Services, Inc.	7,041	161,520
SLM Corp.	6,622	82,444

		1,074,658

Containers & Packaging — 0.1%
Ball Corp.	2,087	64,739
Bemis Co.	1,282	37,575
Owens-Illinois, Inc. (a)	2,168	32,780
Sealed Air Corp.	2,133	35,621

		170,715

Distributors — 0.1%
Genuine Parts Co.	1,988	100,990

Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)	1,604	63,534
DeVry, Inc.	788	29,125
H&R Block, Inc.	4,029	53,626

		146,285

Diversified Financial Services — 2.8%
Bank of America Corp.	130,367	797,846
CME Group, Inc.	864	212,890
Citigroup, Inc.	37,530	961,519
IntercontinentalExchange, Inc. (a)	955	112,938
JPMorgan Chase & Co.	50,123	1,509,705
Leucadia National Corp.	2,496	56,609
Moody’s Corp.	2,597	79,079
The NASDAQ OMX Group, Inc. (a)	1,580	36,561
NYSE Euronext	3,376	78,458

		3,845,605

Diversified Telecommunication Services — 2.9%
AT&T, Inc.	76,075	2,169,659
CenturyLink, Inc.	7,958	263,569
Frontier Communications Corp.	12,978	79,295
Verizon Communications, Inc.	36,356	1,337,901
Windstream Corp.	6,441	75,102

		3,925,526

Electric Utilities — 2.1%
American Electric Power Co., Inc.	6,231	236,903
Duke Energy Corp.	17,046	340,750
Edison International	4,147	158,623
Entergy Corp.	2,249	149,086
Exelon Corp.	8,481	361,375
FirstEnergy Corp.	5,403	242,649
NextEra Energy, Inc.	5,403	291,870
Northeast Utilities, Inc.	2,251	75,746
PPL Corp.	7,470	213,194
Pepco Holdings, Inc.	2,981	56,400
Pinnacle West Capital Corp.	1,414	60,717
Progress Energy, Inc.	3,772	195,088
The Southern Co.	10,992	465,731

		2,848,132

Electrical Equipment — 0.4%
Emerson Electric Co.	9,535	393,891
Rockwell Automation, Inc.	1,816	101,696
Roper Industries, Inc.	1,228	84,621

		580,208

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	2,152	87,737

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (concluded)
Corning, Inc.	20,101	$248,448
Flir Systems, Inc.	2,089	52,329
Jabil Circuit, Inc.	2,373	42,216
Molex, Inc.	1,788	36,422

		467,152

Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	5,626	259,696
Cameron International Corp. (a)	3,128	129,937
Diamond Offshore Drilling, Inc.	878	48,062
FMC Technologies, Inc. (a)	3,117	117,199
Halliburton Co.	11,843	361,448
Helmerich & Payne, Inc.	1,377	55,906
Nabors Industries Ltd. (a)	3,615	44,320
National Oilwell Varco, Inc.	5,463	279,815
Noble Corp. (a)	3,282	96,327
Rowan Cos., Inc. (a)	1,606	48,485
Schlumberger Ltd.	17,313	1,034,106

		2,475,301

Food & Staples Retailing — 2.4%
CVS Caremark Corp.	17,236	578,785
Costco Wholesale Corp.	5,640	463,157
The Kroger Co.	7,710	169,312
SUPERVALU, Inc.	2,540	16,916
Safeway, Inc.	4,418	73,471
SYSCO Corp.	7,572	196,115
Wal-Mart Stores, Inc.	22,604	1,173,148
Walgreen Co.	11,592	381,261
Whole Foods Market, Inc.	2,008	131,142

		3,183,307

Food Products — 1.9%
Archer-Daniels-Midland Co.	8,704	215,946
Campbell Soup Co.	2,264	73,286
ConAgra Foods, Inc.	5,384	130,400
Dean Foods Co. (a)	2,330	20,667
General Mills, Inc.	8,310	319,686
H.J. Heinz Co.	4,150	209,492
The Hershey Co.	2,010	119,072
Hormel Foods Corp.	1,795	48,501
The J.M. Smucker Co.	1,452	105,836
Kellogg Co.	3,182	169,251
Kraft Foods, Inc.	22,651	760,621
McCormick & Co., Inc.	1,729	79,811
Mead Johnson Nutrition Co.	2,601	179,027
Sara Lee Corp.	7,487	122,412
Tyson Foods, Inc., Class A	3,726	64,683

		2,618,691

Gas Utilities — 0.1%
Nicor, Inc.	577	31,741
Oneok, Inc.	1,346	88,890

		120,631

Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	7,303	$409,990
Becton Dickinson & Co.	2,810	206,029
Boston Scientific Corp. (a)	19,875	117,461
C.R. Bard, Inc.	1,100	96,294
CareFusion Corp. (a)	2,815	67,419
Covidien Plc	6,348	279,947
Dentsply International, Inc.	1,856	56,961
Edwards Lifesciences Corp. (a)	1,495	106,564
Intuitive Surgical, Inc. (a)	499	181,776
Medtronic, Inc.	13,524	449,538
St. Jude Medical, Inc.	4,264	154,314
Stryker Corp.	4,257	200,632
Varian Medical Systems, Inc. (a)	1,479	77,145
Zimmer Holdings, Inc. (a)	2,422	129,577

		2,533,647

Health Care Providers & Services — 2.1%
Aetna, Inc.	4,755	172,844
AmerisourceBergen Corp.	3,493	130,184
Cardinal Health, Inc.	4,393	183,979
Cigna Corp.	3,466	145,364
Coventry Health Care, Inc. (a)	1,866	53,759
DaVita, Inc. (a)(c)	1,207	75,643
Express Scripts, Inc. (a)	6,252	231,762
Humana, Inc.	2,157	156,879
Laboratory Corp. of America Holdings (a)(c)	1,317	104,109
McKesson Corp.	3,145	228,642
Medco Health Solutions, Inc. (a)	4,979	233,465
Patterson Cos., Inc.	1,248	35,730
Quest Diagnostics, Inc.	2,061	101,731
Tenet Healthcare Corp. (a)	5,773	23,843
UnitedHealth Group, Inc.	13,794	636,179
WellPoint, Inc.	4,612	301,071

		2,815,184

Health Care Technology — 0.1%
Cerner Corp. (a)	1,887	129,297

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	5,903	178,861
Chipotle Mexican Grill, Inc., Class A (a)	407	123,301
Darden Restaurants, Inc.	1,716	73,359
International Game Technology	3,805	55,287
Marriott International, Inc., Class A	3,651	99,453
McDonald’s Corp.	13,236	1,162,385
Starbucks Corp.	9,598	357,909
Starwood Hotels & Resorts Worldwide, Inc.	2,436	94,566
Wyndham Worldwide Corp.	2,108	60,099
Wynn Resorts Ltd.	1,025	117,957
Yum! Brands, Inc.	5,962	294,463

		2,617,640

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Household Durables — 0.3%
D.R. Horton, Inc.	3,427	$30,980
Fortune Brands, Inc.	1,982	107,187
Harman International Industries, Inc.	856	24,464
Leggett & Platt, Inc.	1,753	34,692
Lennar Corp., Class A	1,964	26,593
Newell Rubbermaid, Inc.	3,637	43,171
Pulte Group, Inc. (a)	4,260	16,827
Stanley Black & Decker, Inc.	2,186	107,333
Whirlpool Corp.	1,006	50,209

		441,456

Household Products — 2.4%
Clorox Co.	1,679	111,368
Colgate-Palmolive Co.	6,259	555,048
Kimberly-Clark Corp.	5,031	357,251
The Procter & Gamble Co.	35,316	2,231,265

		3,254,932

IT Services — 3.9%
Accenture Plc	8,250	434,610
Automatic Data Processing, Inc.	6,262	295,253
Cognizant Technology Solutions Corp. (a)	3,885	243,589
Computer Sciences Corp.	2,022	54,291
Fidelity National Information Services, Inc.	3,130	76,122
Fiserv, Inc. (a)	1,819	92,351
International Business Machines Corp.	15,348	2,686,360
MasterCard, Inc., Class A	1,367	433,558
Paychex, Inc.	4,192	110,543
SAIC, Inc. (a)	3,615	42,693
Teradata Corp. (a)(c)	2,188	117,124
Total System Services, Inc.	2,026	34,300
Visa, Inc., Class A	6,557	562,066
The Western Union Co.	8,025	122,702

		5,305,562

Independent Power Producers & Energy Traders — 0.2%
The AES Corp. (a)	8,311	81,115
Constellation Energy Group, Inc.	2,622	99,793
NRG Energy, Inc. (a)	3,050	64,691

		245,599

Industrial Conglomerates — 2.2%
3M Co.	9,097	653,074
General Electric Co.	136,082	2,073,890
Tyco International Ltd.	5,974	243,440

		2,970,404

Insurance — 3.5%
ACE Ltd.	4,321	261,853
Aflac, Inc.	5,977	208,896
The Allstate Corp.	6,580	155,880
American International Group, Inc. (a)	5,554	121,910
Aon Corp.	4,209	176,694
Assurant, Inc.	1,239	44,356
Berkshire Hathaway, Inc. Class B (a)	22,571	1,603,444
Chubb Corp.	3,695	221,663
Cincinnati Financial Corp.	2,146	56,504
Genworth Financial, Inc., Class A (a)	6,149	35,295
Hartford Financial Services Group, Inc.	5,774	93,192
Lincoln National Corp.	3,885	60,723
Loews Corp.	4,034	139,375
Marsh & McLennan Cos., Inc.	6,989	185,488
MetLife, Inc.	13,627	381,692
Principal Financial Group, Inc.	4,028	91,315
The Progressive Corp.	8,128	144,353
Prudential Financial, Inc.	6,249	292,828
Torchmark Corp.	1,387	48,351
The Travelers Cos., Inc.	5,364	261,388
Unum Group	3,873	81,178
XL Group Plc	4,288	80,614

		4,746,992

Internet & Catalog Retail — 1.1%
Amazon.com, Inc. (a)	4,659	1,007,416
Expedia, Inc.	2,454	63,190
Netflix, Inc. (a)	669	75,704
Priceline.com, Inc. (a)	641	288,104

		1,434,414

Internet Software & Services — 1.8%
Akamai Technologies, Inc. (a)	2,306	45,843
eBay, Inc. (a)	14,778	435,803
Google, Inc., Class A (a)	3,233	1,662,991
Monster Worldwide, Inc. (a)	1,759	12,630
VeriSign, Inc.	2,135	61,082
Yahoo! Inc. (a)	16,123	212,179

		2,430,528

Leisure Equipment & Products — 0.1%
Hasbro, Inc.	1,590	51,850
Mattel, Inc.	4,382	113,450

		165,300

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc. (a)	4,497	140,531
Life Technologies Corp. (a)	2,347	90,195
PerkinElmer, Inc.	1,473	28,296
Thermo Fisher Scientific, Inc. (a)	4,901	248,187
Waters Corp. (a)	1,159	87,493

		594,702

Machinery — 1.9%
Caterpillar, Inc.	8,310	613,610
Cummins, Inc.	2,511	205,048
Danaher Corp.	7,282	305,407
Deere & Co.	5,299	342,157

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery (concluded)
Dover Corp.	2,387	$111,234
Eaton Corp.	4,347	154,319
Flowserve Corp.	700	51,800
Illinois Tool Works, Inc.	6,282	261,331
Ingersoll-Rand Plc	4,220	118,540
Joy Global, Inc.	1,355	84,525
PACCAR, Inc.	4,657	157,500
Pall Corp.	1,521	64,490
Parker Hannifin Corp.	1,972	124,492
Snap-On, Inc.	757	33,611

		2,628,064

Media — 3.0%
CBS Corp., Class B	8,663	176,552
Cablevision Systems Corp., Class A	2,812	44,233
Comcast Corp., Class A	35,248	736,683
DIRECTV, Class A (a)	9,515	402,009
Discovery Communications, Inc., Class A (a)	3,480	130,917
Gannett Co., Inc.	3,232	30,801
Interpublic Group of Cos., Inc.	5,969	42,977
The McGraw-Hill Cos., Inc.	3,838	157,358
News Corp., Class A	29,440	455,437
Omnicom Group, Inc.	3,624	133,508
Scripps Networks Interactive	1,300	48,321
Time Warner Cable, Inc.	4,198	263,089
Time Warner, Inc.	13,466	403,576
Viacom, Inc., Class B	7,350	284,739
Walt Disney Co.	23,882	720,281
The Washington Post Co., Class B	60	19,618

		4,050,099

Metals & Mining — 0.9%
AK Steel Holding Corp.	1,379	9,019
Alcoa, Inc.	13,772	131,798
Allegheny Technologies, Inc.	1,358	50,232
Cliffs Natural Resources, Inc.	1,893	96,865
Freeport-McMoRan Copper & Gold, Inc., Class B	12,208	371,734
Newmont Mining Corp.	6,369	400,610
Nucor Corp.	4,049	128,110
Titanium Metals Corp.	983	14,725
United States Steel Corp.	1,897	41,753

		1,244,846

Multi-Utilities — 1.5%
Ameren Corp.	3,151	93,805
CMS Energy Corp.	3,181	62,952
CenterPoint Energy, Inc.	5,539	108,675
Consolidated Edison, Inc.	3,779	215,479
DTE Energy Co.	2,177	106,717
Dominion Resources, Inc.	7,283	369,758
Integrys Energy Group, Inc.	1,029	50,030
NiSource, Inc.	3,558	76,070
PG&E Corp.	5,200	220,012
Public Service Enterprise Group, Inc.	6,539	218,206
SCANA Corp.	1,482	59,947
Sempra Energy	3,067	157,951
TECO Energy, Inc.	2,846	48,752
Wisconsin Energy Corp.	3,046	95,309
Xcel Energy, Inc.	6,168	152,288

		2,035,951

Multiline Retail — 0.8%
Big Lots, Inc. (a)	798	27,794
Family Dollar Stores, Inc.	1,518	77,206
JCPenney Co., Inc.	1,887	50,534
Kohl’s Corp.	3,641	178,773
Macy’s, Inc.	5,433	142,997
Nordstrom, Inc.	2,118	96,750
Sears Holdings Corp. (a)(c)	471	27,092
Target Corp.	8,700	426,648

		1,027,794

Office Electronics — 0.1%
Xerox Corp.	17,933	124,993

Oil, Gas & Consumable Fuels — 9.5%
Alpha Natural Resources, Inc. (a)	2,955	52,274
Anadarko Petroleum Corp.	6,413	404,340
Apache Corp.	4,946	396,867
Cabot Oil & Gas Corp.	1,361	84,260
Chesapeake Energy Corp.	8,532	217,993
Chevron Corp.	25,733	2,380,817
ConocoPhillips	17,656	1,117,978
Consol Energy, Inc.	2,880	97,718
Denbury Resources, Inc. (a)(c)	5,074	58,351
Devon Energy Corp.	5,329	295,440
EOG Resources, Inc.	3,438	244,132
EQT Corp.	1,914	102,131
El Paso Corp.	9,929	173,559
Exxon Mobil Corp. (d)	62,470	4,537,196
Hess Corp.	3,867	202,863
Marathon Oil Corp.	9,118	196,766
Marathon Petroleum Corp.	4,539	122,825
Murphy Oil Corp.	2,512	110,930
Newfield Exploration Co. (a)	1,671	66,322
Noble Energy, Inc.	2,260	160,008
Occidental Petroleum Corp.	10,456	747,604
Peabody Energy Corp.	3,507	118,817
Pioneer Natural Resources Co.	1,518	99,839
QEP Resources, Inc.	2,231	60,393
Range Resources Corp.	2,091	122,240
Southwestern Energy Co. (a)	4,433	147,752
Spectra Energy Corp.	8,298	203,550
Sunoco, Inc.	1,531	47,476
Tesoro Corp. (a)	1,896	36,915
Valero Energy Corp.	7,304	129,865
Williams Cos., Inc.	7,611	185,252

		12,922,473

Paper & Forest Products — 0.1%
International Paper Co.	5,666	131,734
MeadWestvaco Corp.	2,141	52,583

		184,317

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Personal Products — 0.2%
Avon Products, Inc.	5,476	$107,330
The Estée Lauder Cos., Inc., Class A	1,438	126,314

		233,644

Pharmaceuticals — 6.1%
Abbott Laboratories	19,996	1,022,595
Allergan, Inc.	3,965	326,637
Bristol-Myers Squibb Co.	21,955	688,948
Eli Lilly & Co.	13,122	485,120
Forest Laboratories, Inc. (a)	3,484	107,272
Hospira, Inc. (a)	2,083	77,071
Johnson & Johnson	35,180	2,241,318
Merck & Co., Inc.	39,614	1,295,774
Mylan, Inc. (a)	5,406	91,902
Pfizer, Inc.	100,290	1,773,127
Watson Pharmaceuticals, Inc. (a)	1,595	108,859

		8,218,623

Professional Services — 0.1%
Dun & Bradstreet Corp.	610	37,369
Equifax, Inc.	1,616	49,676
Robert Half International, Inc.	1,907	40,466

		127,511

Real Estate Investment Trusts (REITs) — 1.7%
Apartment Investment & Management Co., Class A	1,604	35,480
AvalonBay Communities, Inc.	1,199	136,746
Boston Properties, Inc.	1,897	169,023
Equity Residential	3,822	198,247
HCP, Inc.	5,268	184,696
Health Care REIT, Inc.	2,268	106,142
Host Marriott Corp. (c)	9,191	100,550
Kimco Realty Corp.	5,145	77,329
Plum Creek Timber Co., Inc.	2,115	73,412
ProLogis	5,898	143,027
Public Storage	1,813	201,878
Simon Property Group, Inc.	3,783	416,054
Ventas, Inc.	3,725	184,015
Vornado Realty Trust (c)	2,355	175,730
Weyerhaeuser Co.	6,839	106,346

		2,308,675

Real Estate Management & Development — 0.0%
CBRE Group, Inc. (FKA CB Richard Ellis Group, Inc.) (a)	4,183	56,303
Road & Rail — 0.8%
CSX Corp.	14,120	263,620
Norfolk Southern Corp.	4,447	271,356
Ryder System, Inc.	653	24,494
Union Pacific Corp.	6,280	512,888

		1,072,358

Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc. (a)	7,651	38,867
Altera Corp.	4,197	132,331
Analog Devices, Inc.	3,824	119,500
Applied Materials, Inc.	17,046	176,426
Broadcom Corp., Class A (a)	6,165	205,233
First Solar, Inc. (a)(c)	768	48,545
Intel Corp.	67,512	1,440,031
KLA-Tencor Corp.	2,153	82,417
LSI Corp. (a)	7,347	38,057
Linear Technology Corp.	2,882	79,687
MEMC Electronic Materials, Inc. (a)	2,757	14,447
Microchip Technology, Inc.	2,422	75,348
Micron Technology, Inc. (a)	12,734	64,179
Novellus Systems, Inc. (a)	895	24,398
Nvidia Corp. (a)	7,845	98,063
Teradyne, Inc. (a)	2,281	25,114
Texas Instruments, Inc.	14,867	396,206
Xilinx, Inc.	3,449	94,641

		3,153,490

Software — 3.8%
Adobe Systems, Inc. (a)	6,290	152,029
Autodesk, Inc. (a)	2,899	80,534
BMC Software, Inc. (a)	2,221	85,642
CA, Inc.	4,894	94,993
Citrix Systems, Inc. (a)	2,403	131,036
Compuware Corp. (a)	2,640	20,222
Electronic Arts, Inc. (a)	4,355	89,060
Intuit, Inc. (a)	3,880	184,067
Microsoft Corp.	95,733	2,382,794
Oracle Corp.	50,708	1,457,348
Red Hat, Inc. (a)(c)	2,469	104,340
Salesforce.com, Inc. (a)	1,731	197,819
Symantec Corp. (a)	9,564	155,893

		5,135,777

Specialty Retail — 1.9%
Abercrombie & Fitch Co., Class A	1,096	67,470
AutoNation, Inc. (a)	602	19,733
AutoZone, Inc. (a)	370	118,100
Bed Bath & Beyond, Inc. (a)	3,119	178,750
Best Buy Co., Inc.	3,832	89,286
CarMax, Inc. (a)	2,881	68,712
GameStop Corp., Class A (a)	1,728	39,917
The Gap, Inc.	4,539	73,713
Home Depot, Inc.	20,134	661,804
Limited Brands, Inc.	3,180	122,462
Lowe’s Cos., Inc.	16,261	314,488
O’Reilly Automotive, Inc. (a)	1,731	115,336
Ross Stores, Inc.	1,469	115,596
Staples, Inc.	9,014	119,886
TJX Cos., Inc.	4,868	270,028
Tiffany & Co.	1,616	98,285
Urban Outfitters, Inc. (a)	1,468	32,766

		2,506,332

Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	3,688	191,149
Nike, Inc., Class B	4,895	418,572

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	6

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Textiles, Apparel & Luxury Goods (concluded)
Polo Ralph Lauren Corp.	822	$106,613
VF Corp.	1,102	133,915

		850,249

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	6,814	38,567
People’s United Financial, Inc.	4,947	56,396

		94,963

Tobacco — 1.8%
Altria Group, Inc.	26,552	711,859
Lorillard, Inc.	1,790	198,153
Philip Morris International, Inc.	22,582	1,408,665
Reynolds American, Inc.	4,379	164,125

		2,482,802

Trading Companies & Distributors — 0.2%
Fastenal Co.	3,821	127,163
W.W. Grainger, Inc.	782	116,940

		244,103

Wireless Telecommunication Services — 0.3%
American Tower Corp., Class A (a)	5,079	273,250
MetroPCS Communications, Inc. (a)	3,815	33,229
Sprint Nextel Corp. (a)(c)	38,700	117,648

		424,127

Total Long-Term Investments (Cost — $83,145,705) — 97.6%		132,344,291

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (b)(e)	196,715	196,715

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.09% (b)(e)(f)	$2,981	2,980,859

Total Short-Term Securities (Cost — $3,177,574) — 2.3%		3,177,574

Total Investments (Cost — $86,323,279*) — 99.9%		$135,521,865
Other Assets Less Liabilities — 0.1%		98,700

Net Assets — 100.0%		$135,620,565

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$93,954,692

Gross unrealized appreciation	$59,287,788
Gross unrealized depreciation	(17,720,615)

Net unrealized appreciation	$41,567,173

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	7

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund

	Shares/				Shares/
	Beneficial				Beneficial
	Interest	Shares/			Interest
	Held at	Beneficial			Held at
	December 31,	Interest			September 30,	Value at	Realized
Affiliate	2010	Purchased	Shares Sold		2011	September 30, 2011	Gain/Loss	Income

BlackRock, Inc.	—	1,386	96		1,290	$190,933	$(700)	$1,744
BlackRock Liquidity Funds, TempFund, Institutional Class	995,214	—	798,499	[1]	196,715	$196,715	—	$1,505
BlackRock Liquidity Series, LLC Money Market Series	$—	$2,980,859	$—		$2,980,859	$2,980,859	—	$5,530
The PNC Financial Services Group, Inc.	7,530	55	846		6,739	$324,752	$6,023	$3,282

[1]	Represents net shares sold.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.
•	Financial futures contracts purchased as of September 30, 2011 were as follows:

				Notional	Unrealized
Contracts	Issue	Exchange	Expiration	Value	Depreciation

58	S&P 500 E Mini	Chicago Mercantile	December 2011	$3,442,894	$(177,494)

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIED FUNDS, INC.	SEPTEMBER 30,2011	8

Schedule of Investments (concluded)	BlackRock S&P 500 Index V.I. Fund
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$132,344,291	—	—	$132,344,291
Short-Term Securities	196,715	$2,980,859	—	3,177,574

Total	$132,541,006	$2,980,859	—	$135,521,865

[1]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Liabilities:
Equity Contracts	$(177,494)	—	—	$(177,494)

[2]	Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK VARIABLE SERIED FUNDS, INC.	SEPTEMBER 30, 2011	9

BlackRock Total Return V.I. Fund
Schedule of Investments September 30, 2011 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities	(000)		Value

321 Henderson Receivables I LLC (a):
Class A, Series 2010-2A, 4.07%, 1/15/48	USD	462	$481,006
Series 2010-1A, Class A, Series 2010-1A, 5.56%, 7/15/59		662	759,325
Series 2010-3A, Class A, Series 2010-3A, 3.82%, 12/15/48		472	475,007
ACE Securities Corp., Series 2003-OP1, Class A2, 0.95%, 12/25/33 (b)		122	93,441
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class C, 3.19%, 10/12/16		460	460,901
Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 0.29%, 1/15/16 (b)		190	189,535
Citibank Omni Master Trust (a):
Series 2009-A8, Class A8, 2.33%, 5/16/16 (b)		1,440	1,452,256
Series 2009-A12, Class A12, 3.35%, 8/15/16		330	335,983
Series 2009-A13, Class A13, 5.35%, 8/15/18		400	438,371
Series 2009-A17, Class A17, 4.90%, 11/15/18		1,025	1,116,005
Countrywide Asset-Backed Certificates (b):
Series 2003-BC3, Class A2, 0.85%, 9/25/33		150	121,132
Series 2004-5, Class A, 0.68%, 10/25/34		216	181,193
Series 2007-1, Class 2A1, 0.28%, 7/25/37		485	472,647
Lehman XS Trust, Series 2005-5N, Class 3A2, 0.59%, 11/25/35 (b)		650	189,496
Morgan Stanley ABS Capital I, Series 2005-HE1, Class A2MZ, 0.53%, 12/25/34 (b)		155	129,564
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.49%, 6/25/35 (b)		487	458,859
Option One Mortgage Loan Trust, Series 2003-4, Class A2, 0.87%, 7/25/33 (b)		342	268,347
RAAC, Series 2005-SP2, Class 2A, 0.53%, 6/25/44 (b)		1,174	783,103
Residential Asset Securities Corp., Series 2003-KS5, Class AIIB, 0.81%, 7/25/33 (b)		148	91,302
SLM Student Loan Trust (b):
Series 2004-B, Class A2, 0.55%, 6/15/21		125	120,070
Series 2008-5, Class A3, 1.55%, 1/25/18		315	321,338
Series 2008-5, Class A4, 1.95%, 7/25/23		1,415	1,453,458
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16		291	288,399
Series 2011-S1A, Class C, 2.01%, 8/15/16		259	255,547
Series 2011-WO, Class C, 3.19%, 10/15/15		300	303,960
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		460	459,393
Series 2010-2, Class C, 3.89%, 7/15/17		540	549,839
Series 2010-B, Class B, 2.10%, 9/15/14 (a)		370	369,821
Series 2010-B, Class C, 3.02%, 10/17/16 (a)		390	389,385
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		227	225,902
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)		247	245,566
Scholar Funding Trust, Series 2011-A, Class A, 1.15%, 10/28/43 (a)(b)		291	281,932
Structured Asset Securities Corp. (b):
Series 2004-23XS, Class 2A1, 0.53%, 1/25/35		424	279,052
Series 2005-GEL2, Class A, 0.51%, 4/25/35		145	128,203

Total Asset-Backed Securities — 8.1%			14,169,338

Corporate Bonds

Auto Components — 0.1%
BorgWarner, Inc., 4.63%, 9/15/20		140	150,578

Capital Markets — 3.0%
CDP Financial, Inc., 3.00%, 11/25/14 (a)		1,165	1,217,715
Credit Suisse AG:
2.60%, 5/27/16 (a)		285	293,416
5.40%, 1/14/20		130	124,892
Credit Suisse Group Finance US, Inc., 1.00%, 9/14/20 (b)	EUR	50	56,144

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the	EUR	Euro
Schedule of Investments, the names and	LIBOR	London Interbank Offered Rate
descriptions of many of the securities have been	TBA	To be announced
abbreviated according to the following list:	USD	US Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	1

BlackRock Total Return V.I. Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Capital Markets (concluded)
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13	USD	600	$623,431
3.70%, 8/01/15		440	430,796
3.63%, 2/07/16		1,142	1,111,823
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (c)(d)		1,025	512
Morgan Stanley:
2.79%, 5/14/13 (b)		1,070	1,034,660
5.50%, 7/28/21		462	427,931

			5,321,320

Chemicals — 0.3%
CF Industries, Inc., 7.13%, 5/01/20		410	466,888

Commercial Banks — 5.0%
ABN Amro Bank NV, 6.38%, 4/27/21	EUR	100	128,044
CIT Group, Inc.:
7.00%, 5/01/17	USD	223	216,305
7.00%, 5/02/17 (a)		30	29,100
Commerzbank AG, 6.38%, 3/22/19	EUR	100	100,697
Corporacion Andina de Fomento, 6.88%, 3/15/12	USD	810	828,086
DnB NOR Boligkreditt (a):
2.10%, 10/14/15		2,120	2,145,521
2.90%, 3/29/16		1,325	1,373,120
Eksportfinans ASA, 5.50%, 5/25/16		700	821,468
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (a)		700	684,250
HSBC Bank Plc, 3.10%, 5/24/16 (a)		345	342,990
Royal Bank of Canada, 3.13%, 4/14/15 (a)		447	474,250
Sparebanken 1 Boligkreditt (a):
1.25%, 10/25/14		830	833,635
2.63%, 5/27/16		830	847,399

			8,824,865

Construction Materials — 0.1%
Inversiones CMPC SA, 4.75%, 1/19/18 (a)		120	121,305
Lafarge SA, 7.13%, 7/15/36		85	73,371

			194,676

Consumer Finance — 1.0%
Credit Acceptance Corp., 9.13%, 2/01/17 (a)		540	530,550
Ford Motor Credit Co. LLC, 6.63%, 8/15/17		210	218,675
SLM Corp.:
5.40%, 10/25/11		625	624,957
6.25%, 1/25/16		343	336,666

			1,710,848

Diversified Financial Services — 4.6%
Bank of America Corp., 5.63%, 7/01/20		320	294,740
Capital One Financial Corp.:
3.15%, 7/15/16		1,205	1,192,935
4.75%, 7/15/21		355	355,584
Citigroup, Inc.:
5.00%, 9/15/14		140	137,306
4.75%, 5/19/15		600	614,846
4.59%, 12/15/15		1,880	1,930,313
6.00%, 8/15/17		50	53,062
5.38%, 8/09/20		208	215,492
General Electric Capital Corp., 6.15%, 8/07/37		440	470,293
JPMorgan Chase & Co.:
3.15%, 7/05/16		68	67,558
4.63%, 5/10/21		570	582,709
JPMorgan Chase Bank NA:
6.00%, 7/05/17		805	867,710
Series BKNT, 6.00%, 10/01/17		585	615,013
Novus USA Trust, 1.54%, 11/18/11 (a)(b)		460	456,875
Reynolds Group Issuer, Inc., 7.88%, 8/15/19 (a)		220	212,300

			8,066,736

Diversified Telecommunication Services — 1.1%
Level 3 Escrow, Inc., 8.13%, 7/01/19 (a)		207	182,936
Level 3 Financing, Inc., 8.75%, 2/15/17		20	18,425
Qwest Communications International, Inc.:
8.00%, 10/01/15		291	302,640
7.13%, 4/01/18		139	136,220
Qwest Corp.:
7.63%, 6/15/15		97	103,790
8.38%, 5/01/16		102	111,945
6.50%, 6/01/17		52	53,690
Telefonica Emisiones SAU, 4.95%, 1/15/15		700	690,616
Verizon Communications, Inc., 6.40%, 2/15/38		306	375,071

			1,975,333

Electric Utilities — 2.2%
Alabama Power Co., 3.95%, 6/01/21		230	249,638
Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		54	73,030
5.95%, 12/15/36		100	104,686
Florida Power & Light Co., 5.95%, 2/01/38		375	478,904
Georgia Power Co., 3.00%, 4/15/16		205	214,757
Hydro-Quebec:
9.40%, 2/01/21		195	299,069

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	2

BlackRock Total Return V.I. Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Electric Utilities (concluded)
Hydro-Quebec (concluded):
8.40%, 1/15/22	USD	370	$541,767
8.05%, 7/07/24		940	1,398,218
Jersey Central Power & Light Co., 7.35%, 2/01/19		120	152,919
Southern California Edison Co., Series 08-A, 5.95%, 2/01/38		225	293,801
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)		125	131,273

			3,938,062

Energy Equipment & Services — 0.5%
Ensco Plc:
3.25%, 3/15/16		80	81,232
4.70%, 3/15/21		178	181,424
MEG Energy Corp., 6.50%, 3/15/21 (a)		475	454,813
Pride International, Inc., 6.88%, 8/15/20		120	138,466
Weatherford International, Ltd., 6.75%, 9/15/40		85	90,650

			946,585

Food Products — 0.5%
Kraft Foods, Inc.:
6.50%, 8/11/17		455	539,894
5.38%, 2/10/20		250	282,930

			822,824

Health Care Equipment & Supplies — 0.2%
CareFusion Corp., 6.38%, 8/01/19		325	388,731

Health Care Providers & Services — 0.8%
HCA, Inc.:
6.50%, 2/15/20		383	374,382
7.25%, 9/15/20		495	499,950
Tenet Healthcare Corp.:
9.00%, 5/01/15		140	147,700
10.00%, 5/01/18		10	10,825
8.88%, 7/01/19		320	338,400

			1,371,257

Hotels, Restaurants & Leisure — 0.3%
MGM Resorts International, 10.38%, 5/15/14		190	207,337
Yum! Brands, Inc.:
6.25%, 4/15/16		132	154,558
5.30%, 9/15/19		88	99,370

			461,265

IT Services — 0.3%
First Data Corp. (a):
7.38%, 6/15/19		305	270,688
12.63%, 1/15/21		235	173,900

			444,588

Independent Power Producers & Energy Traders — 0.1%
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		240	234,000

Insurance — 2.4%
AXA SA, 1.00%, 4/16/40 (b)	EUR	100	96,268
Allianz Finance II BV, 1.00%, 7/08/41 (b)		100	105,693
American International Group, Inc., 5.45%, 5/18/17	USD	185	177,151
Fairfax Financial Holdings, Ltd., 5.80%, 5/15/21 (a)		300	285,589
Hartford Financial Services Group, Inc., 6.00%, 1/15/19		160	160,749
Hartford Life Global Funding Trusts, 0.53%, 6/16/14 (b)		685	668,263
ING Verzekeringen NV, 1.00%, 6/21/21 (b)	EUR	40	39,590
Lincoln National Corp., 7.00%, 6/15/40	USD	180	185,649
Manulife Financial Corp., 3.40%, 9/17/15		420	427,340
Metlife Capital Trust IV, 7.88%, 12/15/67 (a)		100	98,500
Metropolitan Life Global Funding I, 2.50%, 1/11/13 (a)		1,515	1,531,104
Prudential Financial, Inc.:
5.38%, 6/21/20		200	209,865
4.50%, 11/15/20		270	268,235

			4,253,996

Life Sciences Tools & Services — 0.0%
Life Technologies Corp., 5.00%, 1/15/21		54	55,910

Machinery — 0.1%
Navistar International Corp., 3.00%, 10/15/14 (e)		110	109,175

Media — 3.1%
CBS Corp.:
4.63%, 5/15/18		80	85,619
8.88%, 5/15/19		175	223,503
5.75%, 4/15/20		130	143,064
CCH II LLC, 13.50%, 11/30/16		710	809,400
CSC Holdings, Inc., 8.50%, 4/15/14		128	138,080
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		117	118,755
Series B, 9.25%, 12/15/17		853	872,193
Comcast Corp.:
5.88%, 2/15/18		420	486,590
6.45%, 3/15/37		204	234,677
Cox Communications, Inc., 8.38%, 3/01/39 (a)		310	427,012
DIRECTV Holdings LLC, 3.13%, 2/15/16		250	254,359

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	3

BlackRock Total Return V.I. Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Media (concluded)
NBC Universal Media LLC:
5.15%, 4/30/20	USD	543	$595,443
4.38%, 4/01/21		70	71,900
News America, Inc., 6.40%, 12/15/35		15	16,243
Time Warner Cable, Inc.:
5.88%, 11/15/40		240	245,916
5.50%, 9/01/41		230	227,334
Time Warner, Inc.:
4.70%, 1/15/21		110	114,975
6.10%, 7/15/40		80	87,875
Virgin Media Secured Finance Plc, 6.50%, 1/15/18		270	286,875

			5,439,813

Metals & Mining — 1.2%
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20		165	161,654
Barrick Gold Corp., 2.90%, 5/30/16		1,250	1,266,420
Barrick North America Finance LLC, 4.40%, 5/30/21		10	10,254
Cliffs Natural Resources, Inc., 4.88%, 4/01/21		265	256,147
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (a)		137	136,194
Novelis, Inc., 8.75%, 12/15/20		310	303,800

			2,134,469

Multi-Utilities — 0.2%
Dominion Resources, Inc., 1.95%, 8/15/16		295	293,666

Multiline Retail — 0.6%
Dollar General Corp., 11.88%, 7/15/17 (f)		415	458,575
Macy’s Retail Holdings, Inc., 5.90%, 12/01/16		470	515,836

			974,411

Oil, Gas & Consumable Fuels — 6.0%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		655	716,438
6.38%, 9/15/17		646	724,698
6.95%, 6/15/19		94	109,042
Arch Coal, Inc., 7.25%, 10/01/20		490	470,400
BP Capital Markets Plc:
3.13%, 3/10/12		915	923,466
3.13%, 10/01/15		170	175,658
Chesapeake Energy Corp., 6.63%, 8/15/20		285	293,550
Consol Energy, Inc.:
8.00%, 4/01/17		149	155,705
8.25%, 4/01/20		41	43,152
El Paso Corp., 6.50%, 9/15/20		175	186,882
El Paso Pipeline Partners Operating Co., LLC, 6.50%, 4/01/20		290	319,221
Enterprise Products Operating LLC:
6.30%, 9/15/17		75	87,062
5.20%, 9/01/20		145	159,428
6.13%, 10/15/39		275	299,414
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)		125	151,775
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		100	113,810
6.55%, 9/15/40		55	61,418
6.38%, 3/01/41		80	84,921
Marathon Petroleum Corp., 6.50%, 3/01/41 (a)		372	401,317
MidAmerican Energy Holdings Co., 5.95%, 5/15/37		550	647,160
Nexen, Inc., 7.50%, 7/30/39		445	521,179
Petrobras International Finance Co.:
3.88%, 1/27/16		700	694,400
5.88%, 3/01/18		45	46,862
5.75%, 1/20/20		1,055	1,095,090
Plains Exploration & Production Co., 10.00%, 3/01/16		50	54,250
Range Resources Corp., 5.75%, 6/01/21		50	51,875
Rockies Express Pipeline LLC (a):
3.90%, 4/15/15		454	465,312
6.85%, 7/15/18		106	111,377
Tennessee Gas Pipeline Co., 7.00%, 10/15/28		135	158,023
Valero Energy Corp.:
6.13%, 2/01/20		130	144,253
6.63%, 6/15/37		43	46,198
Western Gas Partners LP, 5.38%, 6/01/21		355	356,168
Williams Partners LP, 4.13%, 11/15/20		480	476,276
Woodside Finance, Ltd., 4.60%, 5/10/21 (a)		100	103,305

			10,449,085

Paper & Forest Products — 0.0%
International Paper Co., 5.30%, 4/01/15		22	23,343

Pharmaceuticals — 0.2%
Teva Pharmaceutical Finance LLC, 3.00%, 6/15/15		270	283,028

Real Estate Investment Trusts (REITs) — 0.3%
Hospitality Properties Trust, 5.63%, 3/15/17		179	181,731
Mack-Cali Realty LP, 7.75%, 8/15/19		150	177,837
Ventas, Inc., 4.75%, 6/01/21		140	134,452

			494,020

Real Estate Management & Development — 0.2%
Realogy Corp., 7.88%, 2/15/19 (a)		219	165,345

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	4

BlackRock Total Return V.I. Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Real Estate Management & Development (concluded)
WEA Finance LLC, 4.63%, 5/10/21 (a)	USD	150	$143,235

			308,580

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		530	623,517

Software — 0.0%
Oracle Corp., 5.38%, 7/15/40 (a)		45	52,200

Thrifts & Mortgage Finance — 0.8%
Northern Rock Asset Management Plc, 5.63%, 6/22/17 (a)		200	211,242
The PMI Group Inc., 6.00%, 9/15/16		750	262,500
Radian Group, Inc.:
5.63%, 2/15/13		750	566,250
5.38%, 6/15/15		750	450,000

			1,489,992

Wireless Telecommunication Services — 1.1%
America Movil SAB de CV, 2.38%, 9/08/16		385	372,295
Cricket Communications, Inc., 7.75%, 5/15/16		237	237,889
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		845	949,779
Intelsat Jackson Holdings SA, 7.25%, 4/01/19 (a)		184	170,660
MetroPCS Wireless, Inc., 7.88%, 9/01/18		51	49,470
Sprint Capital Corp., 6.88%, 11/15/28		90	67,275

			1,847,368

Total Corporate Bonds — 36.7%			64,151,129

Foreign Agency Obligations

Brazilian Government International Bond, 7.13%, 1/20/37		100	127,750
Hellenic Republic Government Bond, 4.60%, 9/20/40	EUR	90	37,620
Indonesia Government International Bond, 4.88%, 5/05/21	USD	200	202,000
Kreditanstalt fuer Wiederaufbau:
1.38%, 7/15/13		360	365,156
2.00%, 6/01/16		300	311,410
Mexico Government International Bond:
6.38%, 1/16/13		596	630,270
5.63%, 1/15/17		200	222,800
5.13%, 1/15/20		350	378,875
Poland Government International Bond:
6.38%, 7/15/19		60	66,000
5.13%, 4/21/21		390	389,025
Russia Government International Bond, 7.50%, 3/31/30		424	476,272
South Africa Government International Bond, 5.50%, 3/09/20		300	328,125
Turkey Government International Bond:
7.00%, 3/11/19		100	112,000
5.63%, 3/30/21		335	342,537

Total Foreign Agency Obligations — 2.3%			3,989,840

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 2.4%
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-0A5, Class 2A1, 0.43%, 4/25/46 (b)		332	178,449
Series 2006-0A5, Class 3A1, 0.43%, 4/25/46 (b)		542	317,279
Series 2007-J3, Class A10, 6.00%, 7/25/37		1,457	1,196,928
Credit Suisse Mortgage Capital Certificates:
Series 2006-8, Class 3A1, 6.00%, 10/25/21		242	198,252
Series 2010-RR2, Class 2A, 5.99%, 9/15/39 (a)(b)		520	572,992
Series 2011-2R, Class 2A1, 2.74%, 7/27/36 (a)(b)		786	762,414
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 5.52%, 8/25/35 (b)		292	246,123
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.03%, 11/25/34 (b)		207	184,430
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 7/25/36		100	94,776
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		93	87,168
Residential Accredit Loans, Inc., Series 2006-Q02, Class A1, 0.45%, 2/25/46 (b)		414	145,397
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 1.01%, 5/25/47 (b)		362	217,242

			4,201,450

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	5

BlackRock Total Return V.I. Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

		Par
Non-Agency Mortgage-Backed Securities		(000)	Value

Commercial Mortgage-Backed Securities — 8.1%
Banc of America Commercial Mortgage, Inc.:
Series 2003-2, Class A3, 4.87%, 3/11/41 (b)	USD	2,784	$2,835,007
Series 2006-3, Class A4, 5.89%, 7/10/44 (b)		375	404,163
Series 2006-4, Class A4, 5.68%, 7/10/46		130	121,285
Series 2006-5, Class AM, 5.45%, 9/10/47		65	55,641
Series 2007-1, Class A4, 5.45%, 1/15/49		880	938,498
Series 2007-3, Class A4, 5.80%, 6/10/49 (b)		630	662,524
Banc of America Large Loan, Inc., Series 2010-UB4, Class A4A, 5.04%, 12/20/41 (a)(b)		395	418,700
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)		70	66,750
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A1, 4.11%, 12/15/35		290	290,496
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48		140	147,199
Extended Stay America Trust, Series 2010-ESHA (a):
Class A, 2.95%, 11/05/27		387	380,574
Class C, 4.86%, 11/05/27		385	366,314
Class D, 5.50%, 11/05/27		255	239,818
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, 5.29%, 11/10/45 (b)		110	105,032
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class AJ, Class AJ, 6.07%, 7/10/38 (b)		160	125,053
Series 2006-GG7, Class AM, Class AM, 6.07%, 7/10/38 (b)		170	158,962
Series 2007-GG9, Class A4, 5.44%, 3/10/39		265	274,780
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		380	402,455
Series 2006-CB14, Class AM, 5.64%, 12/12/44 (b)		170	158,740
Series 2007-CB18, Class A3, 5.45%, 6/12/47		480	496,967
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class AM, 6.09%, 6/15/38 (b)		80	78,107
LB-UBS Commercial Mortgage Trust (concluded):
Series 2006-C7, Class AM, 5.38%, 11/15/38		80	70,267
Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)		285	304,992
Series 2007-C7, Class A3, 5.87%, 9/15/45 (b)		390	418,319
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A4, 4.86%, 8/12/39 (b)		500	528,074
Morgan Stanley Capital I:
Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		290	302,006
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		500	528,845
Series 2007-HQ12, Class A2FL, 0.48%, 4/12/49 (b)		109	102,790
Series 2007-HQ12, Class A2FX, 5.77%, 4/12/49 (b)		218	221,509
Morgan Stanley Reremic Trust (a):
Series 2009-IO, Class B, 0.00%, 7/17/56 (g)		310	248,000
Series 2011-IO, Class A, 2.50%, 2/23/51		178	177,321
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.10%, 2/16/51 (a)(b)		860	953,839
Wachovia Bank Commercial Mortgage Trust (b):
Series 2005-C20, Class A6A, 5.11%, 7/15/42		856	869,504
Series 2007-C33, Class A4, 6.10%, 2/15/51		630	663,467

			14,115,998

Total Non-Agency Mortgage-Backed Securities — 10.5%			18,317,448

Preferred Securities

Capital Trusts

Capital Markets — 0.1%
Credit Suisse Guernsey Ltd., 5.86% (b)(h)		200	157,000
Lehman Brothers Holdings Capital Trust VII, 5.86% (c)(d)(h)		185	18
State Street Capital Trust IV, 1.35%, 6/15/37 (b)		30	20,556

			177,574

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	6

BlackRock Total Return V.I. Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

		Par
Preferred Securities		(000)	Value

Capital Trusts (concluded)

Commercial Banks — 0.3%
ABN AMRO North America Holding Preferred Capital Repackaging Trust I, 6.52% (a)(b)(h)	USD	325	$240,500
Barclays Bank Plc, 5.93% (a)(b)(h)		100	74,000
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)		245	232,775
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37		95	95,345
Wachovia Capital Trust III, 5.57% (b)(h)		30	24,600

			667,220

Consumer Finance — 0.1%
Capital One Financial Corp., Capital V, 10.25%, 8/15/39		95	96,425

Insurance — 0.3%
American International Group, Inc., 8.18%, 5/15/58 (b)		60	52,950
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)		45	53,550
Swiss Re Capital I LP, 6.85% (a)(b)(h)		270	245,560
XL Group Plc, Series E, 6.50% (b)(h)		195	153,075

			505,135

Total Capital Trusts — 0.8%			1,446,354

Preferred Stocks	Shares

Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 8.25% (d)	10,000	19,000
Freddie Mac, Series Z, 8.38% (d)	10,000	20,000

Total Preferred Stocks — 0.0%		39,000

Trust Preferreds

Commercial Banks — 0.0%
SunTrust Capital VIII, 6.10%, 12/01/66 (b)	30,000	29,700

Diversified Financial Services — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40	136,000	143,987

Total Trust Preferreds — 0.1%		173,687

Total Preferred Securities — 0.9%		1,659,041

		Par
Taxable Municipal Bonds		(000)	Value

New York City Municipal Water Finance Authority:
5.38%, 6/15/43	USD	200	$223,776
5.50%, 6/15/43		240	272,436

Total Taxable Municipal Bonds — 0.3%			496,212

US Government Sponsored Agency Securities

Agency Obligations — 2.0%
Fannie Mae:
4.86%, 10/09/19 (g)		595	452,407
Series 2010-149, Class SJ, 6.27%, 1/25/41 (b)		1,502	257,028
Federal Home Loan Bank of Chicago, 5.63%, 6/13/16 (i)		1,285	1,433,033
Tennessee Valley Authority, 5.25%, 9/15/39		1,060	1,357,722

			3,500,190

Collateralized Mortgage Obligations — 0.6%
Freddie Mac Mortgage-Backed Securities:
Series 3068, Class VA, 5.50%, 10/15/16		484	487,101
Series K013, Class A2, 3.97%, 1/25/21 (b)		480	524,478

			1,011,579

Federal Deposit Insurance Corporation Guaranteed — 0.2%
General Electric Capital Corp., 2.13%, 12/21/12		445	454,679

Interest Only Collateralized Mortgage Obligations — 0.5%
Fannie Mae Mortgage-Backed Securities, Series 2011-55, Class SH, 6.33%, 6/25/41		3,007	449,371
Freddie Mac Mortgage-Backed Securities:
Series 3443, Class SE, 5.50%, 3/15/37 (b)		1,551	180,627
Series 3869, Class SA, 6.32%, 5/15/41		1,743	226,645
Ginnie Mae Mortgage-Backed Securities, Series 2010-165, Class IP, 4.00%, 4/20/38		6	911

			857,554

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	7

BlackRock Total Return V.I. Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

US Government Sponsored		Par
Agency Securities		(000)	Value

Mortgage-Backed Securities — 65.4%
Fannie Mae Mortgage-Backed Securities:
3.05%, 3/01/41 (b)	USD	175	$182,794
3.15%, 3/01/41 (b)		345	358,795
3.32%, 12/01/40 (b)		454	474,292
3.50%, 10/15/41 (j)		4,400	4,525,329
4.00%,10/15/41 (j)		16,548	17,508,321
4.50%, 10/15/41 (j)		33,166	35,262,727
4.81%, 8/01/38 (b)		889	955,366
5.00%, 10/15/41 (j)(k)		16,766	18,047,623
5.50%, 10/15/41 (j)		14,076	15,309,903
6.00%, 4/01/35 (j)		4,045	4,452,894
6.50%, 10/01/39		2,085	2,312,859
Freddie Mac Mortgage-Backed Securities:
3.06%, 2/01/41 (b)		375	391,286
4.00%, 10/15/26 (j)		300	315,469
4.50%, 10/15/41 (j)		200	211,531
4.96%, 4/01/38 (b)		723	771,737
5.00%, 10/15/41 (j)		2,000	2,144,375
5.50%, 10/15/41 (j)		100	108,141
Ginnie Mae Mortgage-Backed Securities (j):
4.00%, 10/15/41		1,500	1,604,063
4.50%, 10/15/41		2,800	3,041,937
5.00%, 10/15/41		3,100	3,404,187
5.50%, 10/15/41		1,400	1,546,563
6.00%, 10/15/41		1,300	1,449,703

			114,379,895

Total US Government Sponsored Agency Securities — 68.7%			120,203,897

US Treasury Obligations

US Treasury Bonds:
8.13%, 5/15/21 (k)		2,025	3,151,406
8.13%, 8/15/21		630	986,245
6.25%, 8/15/23 (k)		2,620	3,734,317
4.38%, 5/15/40		288	370,711
4.75%, 2/15/41		1,485	2,029,113
4.38%, 5/15/41		420	542,590
3.75%, 8/15/41 (k)		10,675	12,428,049
US Treasury Notes:
0.13%, 9/30/13		665	663,284
0.50%, 8/15/14		680	681,754
0.25%, 9/15/14		3,290	3,273,813
2.50%, 4/30/15		660	704,911
1.00%, 9/30/16		3,720	3,725,506
2.25%, 7/31/18		1,320	1,393,012
1.38%, 9/30/18		550	547,336
2.63%, 8/15/20 (l)		585	626,544
0.63%, 7/15/21		426	444,734
1.75%, 1/15/28		566	655,922

2.13%, 8/15/21 (k)		8,950	9,108,057

Total US Treasury Obligations — 25.8%			45,067,304

Total Long-Term Investments (Cost — $267,123,896) — 153.3%			268,054,209

Short-Term Securities

Borrowed Bond Agreements — 0.2%
Barclays Capital Inc., 0.04%, Open		380	379,680

Total Short-Term Securities (Cost — $379,680) — 0.2%			379,680

Options Purchased	Contracts

Exchange-Traded Call Options — 0.0%
10-Year US Treasury Note:
Strike Price USD 131.00, Expires 11/25/11	30	28,125
Strike Price USD 134.00, Expires 11/25/11	30	6,094

		34,219

Exchange-Traded Put Options — 0.0%
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 99.25, Expires 3/16/12	209	49,637

		Notional
		Amount
Options Purchased		(000)

Over-the-Counter Call Swaptions — 0.6%
Receive a fixed rate of 2.20% and pay a floating rate based on 3-month LIBOR, Expires 10/28/11, Broker Goldman Sachs Bank USA	USD	900	13,589
Receive a fixed rate of 3.12% and pay a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG		1,600	143,328
Receive a fixed rate of 3.54% and pay a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker Citibank NA		3,400	428,612
Receive a fixed rate of 3.63% and pay a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG		1,700	228,904

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	8

BlackRock Total Return V.I. Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Notional
	Amount
Options Purchased	(000)		Value

Over-the-Counter Call Swaptions (concluded)
Receive a fixed rate of 1.76% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	USD	4,700	$103,795
Receive a fixed rate of 3.15% and pay a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		700	60,352

			978,580

Over-the-Counter Put Swaptions — 0.0%
Pay a fixed rate of 2.30% and receive a floating rate based on 3-month LIBOR, Expires 10/13/11, Broker BNP Paribas SA		4,700	—
Pay a fixed rate of 3.75% and receive a floating rate based on 3-month LIBOR, Expires 10/24/2011, Broker Credit Suisse International		2,700	—
Pay a fixed rate of 3.12% and receive a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG		1,600	278
Pay a fixed rate of 3.54% and receive a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker Citibank NA		3,400	484
Pay a fixed rate of 3.63% and receive a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG		1,700	175
Pay a fixed rate of 1.76% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		4,700	443
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		2,300	42
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 8/11/14, Broker Bank of America NA		3,000	26,239
Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, Expires 8/11/14, Broker Morgan Stanley & Co., Inc.		3,600	23,456

			51,117

Total Options Purchased (Cost – $799,219) – 0.6%			1,113,553

Total Investments Before Borrowed Bonds, TBA Sale Commitments and Options Written (Cost – $268,302,794*) – 154.1%			269,547,442

	Par
Borrowed Bonds	(000)

5- Year US Treasury Bond, 1.25%, 9/30/15	$384	(392,520)

Total Borrowed Bonds (Proceeds – $386,475) – (0.2)%		(392,520)

TBA Sale Commitments (j)

Fannie Mae Mortgage-Backed Securities:
4.00%, 10/15/26 - 10/15/41	13,200	(13,865,062)
3.50%, 10/15/41	2,100	(2,157,422)
4.50%, 10/15/41	10,755	(11,408,972)
5.00%, 10/15/41	14,100	(15,166,313)
5.50%, 10/15/41	5,600	(6,076,875)

Total TBA Sale Commitments (Proceeds – $48,711,087) – (27.8)%		(48,674,644)

Options Written	Contracts

Exchange-Traded Call Options — 0.0%
10-Year US Treasury Note:
Strike Price USD 132.00, Expires 11/25/11	30	(17,813)
Strike Price USD 133.00, Expires 11/25/11	30	(10,312)

		(28,125)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	9

BlackRock Total Return V.I. Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Notional
	Amount
Options Written	(000)		Value

Over-the-Counter Call Swaptions — (1.1)%
Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Bank of America NA	USD	1,100	$(62,595)
Pay a fixed rate of 2.90% and receive a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Citibank NA		2,300	(159,887)
Pay a fixed rate of 4.49% and receive a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker Deutsche Bank AG		2,300	(490,672)
Pay a fixed rate of 3.82% and receive a floating rate based on 3-month LIBOR, Expires 12/08/11, Broker JPMorgan Chase Bank NA		100	(15,155)
Pay a fixed rate of 3.85% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG		700	(108,084)
Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG		1,200	(92,595)
Pay a fixed rate of 4.00% and receive a floating rate based on 3-month LIBOR, Expires 1/05/12, Broker JPMorgan Chase Bank NA		1,900	(315,070)
Pay a fixed rate of 2.08% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		4,300	(121,981)
Pay a fixed rate of 2.65% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		700	(35,935)
Pay a fixed rate of 2.90% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG		700	(47,558)
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker JPMorgan Chase Bank		2,300	(177,358)
Pay a fixed rate of 3.90% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		3,000	(233,081)
Pay a fixed rate of 3.96% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		1,000	(80,325)

			(1,940,296)

Over-the-Counter Put Swaptions — (0.1)%
Receive a fixed rate of 2.05% and pay a floating rate based on 3-month LIBOR, Expires 10/24/11, Broker Citibank NA		1,200	(5)
Receive a fixed rate of 2.05% and pay a floating rate based on 3-month LIBOR, Expires 10/24/11, Broker JPMorgan Chase Bank NA		1,600	(6)
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Bank of America NA		2,900	(208)
Receive a fixed rate of 3.75% and pay a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Bank of America NA		1,100	(58)
Receive a fixed rate of 3.95% and pay a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Citibank NA		2,300	(51)
Receive a fixed rate of 4.49% and pay a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker Deutsche Bank AG		2,300	(7)
Receive a fixed rate of 3.82% and pay a floating rate based on 3-month LIBOR, Expires 12/08/11, Broker JPMorgan Chase Bank NA		100	(7)
Receive a fixed rate of 3.85% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG		700	(57)
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG		1,200	(146)
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR, Expires 1/05/12, Broker JPMorgan Chase Bank NA		1,900	(314)
Receive a fixed rate of 2.08% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		4,300	(309)
Receive a fixed rate of 3.88% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker JPMorgan Chase Bank		2,300	(28,383)
Receive a fixed rate of 3.90% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		3,000	(36,685)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	10

BlackRock Total Return V.I. Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Notional
	Amount
Options Written	(000)		Value

Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 3.96% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc	USD	1,000	$(11,738)

			(77,974)

Total Options Written (Premiums Received – $1,120,873) – (1.2)%			(2,046,395)

Total Investments, Net of Borrowed Bonds, TBA Sale Commitments, and Options Written (Cost — $218,084,359) – 124.9%			218,433,883
Liabilities in Excess of Other Assets – (24.9)%			(43,524,756)

Net Assets – 100.0%			$174,909,127

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$268,323,352

Gross unrealized appreciation	$7,320,323
Gross unrealized depreciation	(6,096,233)

Net unrealized appreciation	$1,224,090

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	Convertible security.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Security is perpetual in nature and has no stated maturity date.

(i)	All or a portion of security has been pledged as collateral in connection with swaps.

(j)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)

Bank of America Securities	$2,160,359	$(28,160)
Barclays Capital	$—	$7,031
BNP Paribas	$(1,061,875)	$(1,563)
CitiGroup Global Markets, Inc.	$9,749,703	$2,016
Credit Suisse Securities (USA) LLC	$(2,270,422)	$16,461
Daiwa Securities America, Inc.	$(537,813)	$—
Deutsche Bank Securities, Inc.	$2,129,328	$(6,844)
Goldman Sachs & Co.	$4,123,641	$(23,297)
Greenwich Capital Markets	$(2,054,734)	$(28,859)
JPMorgan Securities, Inc.	$(394,781)	$(2,379)
Morgan Stanley & Co., Inc.	$4,263,265	$(9,914)
Nomura Securities International, Inc.	$428,875	$(625)
UBS Securities	$2,621,250	$(16,125)

(k)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(l)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	11

BlackRock Total Return V.I. Fund
Schedule of Investments (continued)
•	Reverse repurchase agreements outstanding as of September 30, 2011 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date[1]	Amount	Amount

BNP Paribas	(0.06)%	9/30/11	10/3/11	$11,820,149	$11,820,169
Credit Suisse Securities (USA) LLC	0.00%	9/30/11	10/3/11	6,616,781	6,616,781
Bank of America Merrill Lynch	0.04%	5/06/11	Open	3,357,427	3,356,875
Bank of America Merrill Lynch	0.05%	5/10/11	Open	2,972,241	2,971,688
Bank of America Merrill Lynch	(0.10)%	8/31/11	11/5/11	2,784,279	2,784,519

Total				$27,550,877	$27,550,032

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.
•	Financial futures contracts purchased as of September 30, 2011 were as follows:

					Unrealized
				Notional	Appreciation
Contracts	Issue	Exchange	Expiration	Value	(Depreciation)

55	2-Year US Treasury Note	Chicago Board of Trade	December 2011	$12,122,698	$(11,526)
37	30-Year US Treasury Bond	Chicago Board of Trade	December 2011	$5,255,711	21,414
4	90-Day Euro-Dollar	Chicago Mercantile	June 2013	$985,750	7,550
4	90-Day Euro-Dollar	Chicago Mercantile	December 2012	$993,161	989
3	90-Day Euro-Dollar	Chicago Mercantile	September 2012	$744,894	756
3	90-Day Euro-Dollar	Chicago Mercantile	December 2013	$728,483	14,429
6	90-Day Euro-Dollar	Chicago Mercantile	September 2013	$1,459,304	28,996

Total					$62,608

•	Financial futures contracts sold as of September 30, 2011 were as follows:

					Unrealized
				Notional	Appreciation
Contracts	Issue	Exchange	Expiration	Value	(Depreciation)

1	German Euro BOBL Futures	Chicago Mercantile	December 2011	$121,539	$(792)
1	German Euro Bund Futures	Chicago Mercantile	December 2011	$135,179	(1,757)
61	90-Day Euro-Dollar	Chicago Mercantile	December 2011	$15,179,182	10,007
59	Ultra Long Term US Treasury Bond	Chicago Board of Trade	December 2011	$8,424,635	(934,240)
102	5-Year US Treasury Note	Chicago Board of Trade	December 2011	$12,496,290	2,884
10	90-Day Euro-Dollar Future	Chicago Mercantile	March 2012	$2,487,422	2,172
2	90-Day Euro-Dollar Future	Chicago Mercantile	June 2012	$497,220	170
4	90-Day Euro-Dollar Future	Chicago Mercantile	March 2014	$989,064	114
5	90-Day Euro-Dollar Future	Chicago Mercantile	June 2014	$1,233,999	61
3	90-Day Euro-Dollar Future	Chicago Mercantile	September 2014	$738,817	(121)

Total					$(921,502)

•	Foreign currency exchange contracts as of September 30, 2011 were as follows:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)

EUR	387,000	USD	524,347	Citibank NA	10/03/11	$(5,864)
USD	524,215	EUR	387,000	Citibank NA	10/26/11	5,817

Total						$(47)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	12

BlackRock Total Return V.I. Fund
Schedule of Investments (continued)
•	Credit default swaps on single-name issues — buy protection outstanding as of September 30, 2011 were as follows:

	Pay			Notional	Unrealized
	Fixed		Expiration	Amount	Appreciation
Issuer	Rate	Counterparty	Date	(000)	(Depreciation)

Radian Group, Inc.	5.00%	Citibank NA	3/20/13	$750	$176,455
Eastman Chemical Co.	0.68%	Morgan Stanley Capital Services, Inc.	9/20/13	$1,170	(3,410)
Radian Group, Inc.	5.00%	Citibank NA	6/20/15	$750	247,041
The PMI Group, Inc.	5.00%	Citibank NA	9/20/16	$750	415,340
News America, Inc.	1.00%	JPMorgan Chase Bank NA	9/20/16	$200	1,130
JPMorgan Chase & Co.	1.00%	Deutsche Bank AG	12/20/16	$440	(565)

Total					$835,991

•	Credit default swaps on single-name issues — sold protection outstanding as of September 30, 2011 were as follows:

	Receive			Issuer	Notional	Unrealized
	Fixed		Expiration	Credit	Amount	Appreciation
Issuer	Rate	Counterparty	Date	Rating[1]	(000)[2]	(Depreciation)

Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	A	$580	$(1,214)
Assured Guaranty Corp.	5.00%	Citibank NA	12/20/14	AA+	$70	(661)
Assured Guaranty Corp.	5.00%	Citibank NA	12/20/14	AA+	$2	3
Assured Guaranty Corp.	5.00%	Citibank NA	3/20/15	AA+	$5	9
Lincoln National Corp.	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	A-	$415	(7,450)
MetLife, Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	A-	$190	(3,108)
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	$170	(4,105)
Lincoln National Corp.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	A-	$40	(905)
MetLife, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	A-	$130	(4,498)
MetLife, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	A-	$220	(5,667)
Prudential Financial, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	A	$295	(4,909)
Prudential Financial, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	A	$60	(1,206)
Assured Guaranty Corp.	5.00%	Citibank NA	12/20/16	AA+	$112	(1,592)

Total						$(35,303)

[1]	Using Standard & Poor’s (S&P) rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	13

BlackRock Total Return V.I. Fund
Schedule of Investments (continued)
•	Credit default swaps on traded indexes — buy protection outstanding as of September 30, 2011 were as follows:

	Pay			Notional	Unrealized
	Fixed		Expiration	Amount	Appreciation
Index	Rate	Counterparty	Date	(000)	(Depreciation)

Dow Jones CDX Emerging Markets Series 14	5.00%	Morgan Stanley Capital Services, Inc.	12/20/15	$520	$26,126
Dow Jones CDX North America Investment Grade Series 16	1.00%	Credit Suisse Securities (USA) LLC	6/20/16	$365	1,838
Dow Jones CDX North America Investment Grade Index Series 16	1.00%	JPMorgan Chase Bank NA	6/20/16	$4,800	13,634
Dow Jones CDX North America Investment Grade Series 16	1.00%	JPMorgan Chase Bank NA	6/20/16	$365	2,646
Dow Jones CDX North America Investment Grade Index Series 16	1.00%	Morgan Stanley Capital Services, Inc.	6/20/16	$696	(562)
Dow Jones CDX North America Investment Grade Index Series 17	1.00%	Credit Suisse Securities (USA) LLC	12/20/16	$1,155	618
Dow Jones CDX North America High Yield Index Series 17	5.00%	Morgan Stanley Capital Services, Inc.	12/20/16	$490	8,349
MCDX North America Series 16	1.00%	Morgan Stanley Capital Services, Inc.	6/20/21	$1,200	49,787

Total					$102,436

•	Credit default swaps on traded indexes — sold protection outstanding as of September 30, 2011 were as follows:

	Receive				Notional
	Fixed		Expiration	Credit	Amount	Unrealized
Index	Rate	Counterparty	Date	Rating[1]	(000) [2]	Depreciation

MCDX North America Series 14	0.00%	Goldman Sachs International	6/20/20	AA	$600	$(24,026)

Total						$(24,026)

[1]	Using S&P’s rating of the underlying securities.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.
•	Interest rate swaps outstanding as of September 30, 2011 were as follows:

					Notional	Unrealized
Fixed		Floating		Expiration	Amount	Appreciation
Rate		Rate	Counterparty	Date	(000)	(Depreciation)

0.92	% (a)	3-month LIBOR	Deutsche Bank AG	2/28/13	$4,300	$(22,151)
0.45	% (a)	3-month LIBOR	BNP Paribas	8/18/13	$3,500	7,629
1.32	% (a)	3-month LIBOR	Citibank NA	12/17/13	$1,500	(23,667)
1.41	% (a)	3-month LIBOR	Deutsche Bank AG	12/20/13	$2,200	(39,129)
1.26	% (a)	3-month LIBOR	Deutsche Bank AG	12/24/13	$2,300	(33,181)
0.80	% (b)	3-month LIBOR	Citibank NA	8/09/14	$700	1,912
2.39	% (b)	3-month LIBOR	Deutsche Bank AG	4/14/16	$400	22,332
2.15	% (b)	3-month LIBOR	Deutsche Bank AG	4/28/16	$2,000	99,679
2.10	% (b)	3-month LIBOR	Deutsche Bank AG	5/10/16	$900	38,149
2.27	% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	8/13/16	$1,100	5,933
2.20	% (b)	3-month LIBOR	Bank of America NA	8/15/16	$1,200	4,861
1.82	% (a)	3-month LIBOR	UBS AG	8/31/18	$1,500	(12,966)
2.57	% (b)	3-month LIBOR	Deutsche Bank AG	10/27/20	$300	14,191
3.30	% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	5/06/21	$900	(98,442)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	14

BlackRock Total Return V.I. Fund
Schedule of Investments (continued)
•	Interest rate swaps (concluded)

					Notional	Unrealized
Fixed		Floating		Expiration	Amount	Appreciation
Rate		Rate	Counterparty	Date	(000)	(Depreciation)

3.27	% (a)	3-month LIBOR	Deutsche Bank AG	5/16/21	$470	$(50,035)
3.15	% (b)	3-month LIBOR	Deutsche Bank AG	6/30/21	$7,200	691,565
2.57	% (b)	3-month LIBOR	Deutsche Bank AG	8/08/21	$200	8,684
2.69	% (a)	3-month LIBOR	Citibank NA	8/09/21	$400	(21,638)
2.56	% (a)	3-month LIBOR	UBS AG	8/10/21	$500	(21,135)
2.35	% (b)	3-month LIBOR	Deutsche Bank AG	8/12/21	$1,000	23,397
2.18	% (a)	3-month LIBOR	JPMorgan Chase Bank NA	9/08/21	$1,500	(10,524)
2.21	% (b)	3-month LIBOR	Credit Suisse Securities (USA) LLC	9/09/21	$700	6,815
2.21	% (a)	3-month LIBOR	Deutsche Bank AG	9/09/21	$4,900	(47,708)
2.21	% (a)	3-month LIBOR	JPMorgan Chase Bank NA	9/09/21	$600	(5,842)
2.21	% (b)	3-month LIBOR	UBS AG	9/12/21	$1,900	18,324
2.20	% (a)	3-month LIBOR	Credit Suisse Securities (USA) LLC	9/15/21	$400	(3,557)
2.17	% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	9/15/21	$100	(591)
2.25	% (b)	3-month LIBOR	Royal Bank of Scotland Plc	9/28/21	$985	2,901
2.18	% (a)	3-month LIBOR	Deutsche Bank AG	9/30/21	$300	(1,793)
5.00	% (b)	1-month LIBOR	Bank of America NA	1/12/39	$612	(12,034)
6.00	% (b)	1-month LIBOR	Deutsche Bank AG	1/12/39	$435	(6,734)
5.00	% (a)	1-month LIBOR	JPMorgan Chase Bank NA	1/12/39	$262	323
5.00	% (a)	1-month LIBOR	JPMorgan Chase Bank NA	1/12/39	$87	617
5.50	% (a)	1-month LIBOR	JPMorgan Chase Bank NA	1/12/39	$632	13,765
6.00	% (a)	1-month LIBOR	Royal Bank of Scotland Plc	1/12/39	$1,161	31,441
4.50	% (b)	1-month LIBOR	Citibank NA	1/12/40	$621	(18,261)

Total						$563,130

(a)	Pays fixed interest rate and receives floating rate.

(b)	Pays floating interest rate and receives fixed rate.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	15

BlackRock Total Return V.I. Fund
Schedule of Investments (continued)
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long Term Investments

Asset-Backed Securities	—	$12,100,276	$2,069,062	$14,169,338
Corporate Bonds	—	64,151,129	—	64,151,129
Foreign Agency Obligations	—	3,989,840	—	3,989,840
Non-Agency Mortgage-Backed Securities	—	17,918,618	398,830	18,317,448
Preferred Securities	182,987	1,476,054	—	1,659,041
Taxable Municipal Bonds	—	496,212	—	496,212
US Government Sponsored Agency Securities	—	120,203,897	—	120,203,897
US Treasury Obligations	—	45,067,304	—	45,067,304
Short-Term Securities	—	379,680	—	379,680
Liabilities:
Investments:
Borrowed Bonds	—	(392,520)	—	(392,520)
TBA Sale Commitments	—	(48,674,644)	—	(48,674,644)

Total	$182,987	$216,715,846	$2,467,892	$219,366,725

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:

Credit contracts	$—	$942,976	$—	$942,976
Foreign currency exchange contracts	—	5,817	—	5,817
Interest rate contracts	173,398	2,022,215	—	2,195,613
Liabilities:
Credit contracts	—	(38,638)	(25,240)	(63,878)
Foreign currency exchange contracts	—	(5,864)	—	(5,864)
Interest rate contracts	(976,561)	(2,447,658)	—	(3,424,219)

Total	$(803,163)	$478,848	$(25,240)	$(349,555)

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	16

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

			Non-Agency
	Asset-Backed	Corporate	Mortgage-Backed
	Securities	Bonds	Securities	Total

Assets:
Balance, as of December 31, 2010	$1,247,714	$460,000	$909,880	$2,617,594
Accrued discounts/premium	(9)	—	—	(9)
Net realized gain (loss)	76	—	(81)	(5)
Net change in unrealized appreciation/depreciation[2]	(7,459)	—	(365)	(7,824)
Purchases	1,239,055	—	428,824	1,667,879
Sales	(103,599)	—	(29,548)	(133,147)
Transfers in3	551,713	—	—	551,713
Transfers out[3]	(858,429)	(460,000)	(909,880)	(2,228,309)

Balance, as of September 30, 2011	$2,069,062	—	$398,830	$2,467,892

[2]	The change in unrealized appreciation/depreciation on securities still held on September 30, 2011 was $(7,824).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.
The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

	Interest
	Rate	Credit
	Contracts	Contracts	Total

Liabilities:
Balance, as of December 31, 2010	$(40,518)	$(14,044)	$(54,562)
Accrued discounts/premium	(158)	1,475	1,317
Net realized gain (loss)	58,593	—	58,593
Net change in unrealized appreciation/depreciation[3]	40,519	(10,987)	29,532
Purchases	—	—	—
Issuances[4]	(96,790)	(3,070)	(99,860)
Sales	—	—	—
Settlements[5]	38,354	1,386	39,740
Transfers in3	—	—	—
Transfers out[3]	—	—	—

Balance, as of September 30, 2011	—	$(25,240)	$(25,240)

The change in unrealized appreciation/depreciation on derivative financial instruments still held at September 30, 2011 was $(10,987).

[4]	Issuances represent upfront cash received on certain derivative financial instruments.

[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	17

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund (formerly known as BlackRock Government Income V.I. Fund) (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Capital Markets — 1.1%
CDP Financial, Inc., 3.00%, 11/25/14 (a)	$1,295	$1,353,597
Credit Suisse AG, 2.60%, 5/27/16 (a)	245	252,235

		1,605,832

Commercial Banks — 3.2%
Bank Nederlandse Gemeenten, 1.75%, 10/06/15 (a)	1,690	1,714,402
DnB NOR Boligkreditt (a):
2.10%, 10/14/15	540	546,500
2.90%, 3/29/16	1,160	1,202,128
Royal Bank of Canada, 3.13%, 4/14/15 (a)	472	500,775
Sparebanken 1 Boligkreditt, 2.63%, 5/27/16 (a)	710	724,884

		4,688,689

Electric Utilities — 1.3%
Hydro-Quebec:
9.40%, 2/01/21	165	253,059
8.40%, 1/15/22	375	549,088
8.05%, 7/07/24	805	1,197,410

		1,999,557

Thrifts & Mortgage Finance — 0.6%
Cie de Financement Foncier, 2.50%, 9/16/15 (a)	700	691,207
Northern Rock Plc, 5.63%, 6/22/17 (a)	200	211,242

		902,449

Total Corporate Bonds — 6.2%		9,196,527

Foreign Agency Obligations

Kreditanstalt fuer Wiederaufbau:
1.38%, 7/15/13	375	380,371
2.00%, 6/01/16	310	321,790
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13	95	100,769
Series E, 5.25%, 7/02/12	320	331,283

Total Foreign Agency Obligations — 0.8%		1,134,213

US Government Sponsored	Par
Agency Securities	(000)	Value

Agency Obligations — 5.5%
Fannie Mae:
1.63%, 10/26/15 (b)	$3,880	$3,978,909
4.59%, 10/09/19 (c)	520	395,380
Freddie Mac, 1.13%, 12/15/11	3,740	3,747,589

		8,121,878

Collateralized Mortgage Obligations — 9.3%
Freddie Mac Mortgage-Backed Securities, Pass-Through Certificates, Series K013, Class A2, 3.97%, 1/25/21 (d)	2,920	3,190,574
Ginnie Mae Mortgage-Backed Securities, Class Z (d):
Series 2004-43, 4.50%, 6/16/44	4,506	4,732,388
Series 2004-45, 5.70%, 6/16/45	4,921	5,955,031

		13,877,993

Federal Deposit Insurance Corporation Guaranteed — 1.1%
General Electric Capital Corp.:
2.00%, 9/28/12	1,300	1,322,019
2.13%, 12/21/12	365	372,939

		1,694,958

Interest Only Collateralized Mortgage Obligations — 1.1%
Ginnie Mae Mortgage-Backed Securities (d):
Series 2002-83, Class IO, 0.51%, 10/16/42	27,701	201,582
Series 2003-17, Class IO, 0.56%, 3/16/43	36,070	430,098
Series 2003-109, Class IO, 0.49%, 11/16/43	21,375	210,775
Series 2004-9, Class IO, 0.49%, 3/16/34	12,311	209,722
Series 2004-77, Class IO, 0.42%, 9/16/44	33,155	555,375

		1,607,552

Mortgage-Backed Securities — 131.5%
Fannie Mae Mortgage-Backed Securities:
3.05%, 3/01/41 (d)	263	274,191
3.15%, 3/01/41 (d)	427	444,009
3.32%, 12/01/40 (d)	477	498,740
3.50%, 10/01/26 - 10/01/41 (e)	16,900	17,368,798
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the	LIBOR	London Interbank Offered Rate
Schedule of Investments, the names and	MYR	Malaysian Ringgit
descriptions of many of the securities have been	TBA	To Be Announced
abbreviated according to the following list:	USD	US Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund (formerly known as BlackRock Government Income V.I. Fund) (Percentages shown are based on Net Assets)

US Government Sponsored	Par
Agency Securities	(000)	Value

Mortgage-Backed Securities (concluded)
Fannie Mae Mortgage-Backed Securities (concluded):
4.00%, 1/01/26 - 10/01/41 (e)	$25,783	$27,228,690
4.50%, 10/01/26 - 10/01/41 (e)	61,351	65,177,690
5.00%, 10/01/26 - 10/01/41 (e)	21,981	23,658,012
5.50%, 11/01/21 - 10/01/41 (e)	9,770	10,614,238
6.00%, 4/01/35 - 10/01/41 (e)	10,631	11,679,149
6.50%, 7/01/37 - 10/01/39	5,215	5,783,530
Freddie Mac Mortgage-Backed Securities:
3.06%, 2/01/41 (d)	469	489,107
4.00%, 10/01/26 - 10/01/41 (e)	5,100	5,339,469
4.50%, 10/01/41 (e)	2,400	2,538,375
5.00%, 10/01/41 (e)	4,000	4,288,750
5.50%, 10/01/41 (e)	3,200	3,460,500
8.00%, 7/01/30	139	164,171
Ginnie Mae Mortgage-Backed Securities:
4.00%, 10/01/41 (e)	3,300	3,528,937
4.50%, 10/01/41 (e)	9,100	9,886,296
5.50%, 1/15/34	2,758	3,065,396

		195,488,048

Total US Government Sponsored Agency Securities — 148.5%		220,790,429

US Treasury Obligations

US Treasury Bonds:
2.63%, 8/15/20	620	664,030
8.13%, 5/15/21	5	7,781
8.13%, 8/15/21 (b)(f)	2,985	4,672,925
6.25%, 8/15/23	4,610	6,570,688
1.75%, 1/15/28	480	555,972
4.38%, 5/15/41	360	465,077
US Treasury Notes:
0.13%, 9/30/13	6,195	6,179,017
0.50%, 8/15/14	795	797,051
0.25%, 9/15/14	3,465	3,447,952
1.00%, 9/30/16	12,130	12,147,953
2.25%, 7/31/18	1,390	1,466,884
1.38%, 9/30/18	500	497,578
0.63%, 7/15/21	366	381,948
2.13%, 8/15/21 (g)	5,620	5,719,249
3.75%, 8/15/41	12,040	14,017,209

Total US Treasury Obligations — 38.7%		57,591,314

Total Long-Term Investments (Cost — $281,724,067) — 194.2%		288,712,483

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (h)(i)	5,125	$5,125,427

Total Short-Term Securities (Cost — $5,125,427) — 3.4%		5,125,427

Options Purchased	Contracts

Exchange-Traded Call Options — 0.0%
10-Year US Treasury Note:
Strike Price USD 131.00, Expires 11/25/11	26	24,375
Strike Price USD 134.00, Expires 11/25/11	26	5,281

		29,656

Exchange-Traded Put Options — 0.1%
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 99.25, Expires 3/16/12	177	42,038
US Ultra Long Term Bond, Strike Price USD 154.00, Expires 10/21/11	15	29,070

		71,108

	Notional
	Amount
Options Purchased	(000)

Over-the-Counter Call Swaptions — 0.7%
Receive a fixed rate of 2.20% and pay a floating rate based on 3-month LIBOR, Expires 10/28/11, Broker Goldman Sachs Bank USA	$700	10,569
Receive a fixed rate of 3.12% and pay a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG	1,700	152,286
Receive a fixed rate of 3.54% and pay a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker Citibank NA	3,600	453,825
Receive a fixed rate of 3.63% and pay a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG	1,800	242,368
Receive a fixed rate of 1.76% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	4,900	108,212

		1,018,990

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund (formerly known as BlackRock Government Income V.I. Fund) (Percentages shown are based on Net Assets)

	Notional
	Amount
Options Purchased	(000)	Value

Over-the-Counter Put Swaptions — 0.0%
Pay a fixed rate of 2.30% and receive a floating rate based on 3-month LIBOR, Expires 10/13/11, Broker BNP Paribas SA	$4,000	$—
Pay a fixed rate of 3.12% and receive a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG	1,700	296
Pay a fixed rate of 3.54% and receive a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker Citibank NA	3,600	513
Pay a fixed rate of 3.63% and receive a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG	1,800	185
Pay a fixed rate of 1.76% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	4,900	462
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	2,300	42
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 8/11/14, Broker Bank of America NA	2,500	21,865
Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, Expires 8/11/14, Broker Morgan Stanley & Co., Inc.	3,000	19,547

		42,910

Total Options Purchased (Cost — $812,341) — 0.8%		1,162,664

Total Investments Before TBA Sale Commitments and Options Written (Cost — $287,661,835*) — 198.4%		295,000,574

	Par
TBA Sale Commitments (e)	(000)

Fannie Mae Mortgage-Backed Securities:
3.50%, 10/01/41	7,700	(7,910,547)
4.00%, 10/01/26 — 10/01/41	17,700	(18,588,375)
4.50%, 10/01/41	46,951	(49,804,250)
5.00%, 10/01/41	9,800	(10,541,125)
5.50%, 10/01/41	4,600	(4,991,719)
6.00%, 10/01/41	3,300	(3,619,688)
Freddie Mac Mortgage-Backed Securities, 5.50%, 10/01/41	1,600	(1,730,250)
Ginnie Mae Mortgage-Backed Securities, 5.50%, 10/01/41	2,700	(2,982,656)

Total TBA Sale Commitments (Proceeds — $100,211,494) — (67.4)%		(100,168,610)

Options Written	Contracts

Exchange-Traded Call Options — 0.0%
10-Year US Treasury Note:
Strike Price USD 132.00, Expires 11/25/11	26	(15,438)
Strike Price USD 133.00, Expires 11/25/11	26	(8,937)

		(24,375)

	Notional
	Amount
Options Written	(000)

Over-the-Counter Call Swaptions — (1.1)%
Pay a fixed rate of 4.49% and receive a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker Deutsche Bank AG	$2,600	(554,673)
Pay a fixed rate of 3.85% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG	800	(123,525)
Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG	1,000	(77,162)
Pay a fixed rate of 4.02% and receive a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG	1,800	(298,082)
Pay a fixed rate of 2.08% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	4,300	(121,981)
Pay a fixed rate of 2.65% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG	600	(30,801)
Pay a fixed rate of 2.90% and receive a floating rate based on 3-month LIBOR, Expires 6/11/12, Broker Deutsche Bank AG	600	(40,764)
Pay a fixed rate of 3.26% and receive a floating rate based on 3-month LIBOR, Expires 6/10/13, Broker Goldman Sachs Bank USA	3,000	(197,890)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund (formerly known as BlackRock Government Income V.I. Fund) (Percentages shown are based on Net Assets)

	Notional
	Amount
Options Written	(000)	Value

Over-the-Counter Call Swaptions (concluded)
Pay a fixed rate of 2.02% and receive a floating rate based on 3-month LIBOR, Expires 9/23/13, Broker CitiBank N.A	$600	$(12,361)
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker JPMorgan Chase Bank	2,000	(154,224)

		(1,611,463)

Over-the-Counter Put Swaptions — 0.0%
Receive a fixed rate of 2.05% and pay a floating rate based on 3-month LIBOR, Expires 10/24/11, Broker JPMorgan Chase Bank NA	1,400	(6)
Receive a fixed rate of 2.05% and pay a floating rate based on 3-month LIBOR, Expires 10/24/11, Broker Citibank NA	1,000	(4)
Receive a fixed rate of 4.10% and pay a floating rate based on 3-month LIBOR, Expires 11/2/11, Broker Goldman Sachs Bank USA	4,800	—
Receive a fixed rate of 4.10% and pay a floating rate based on 3-month LIBOR, Expires 11/14/11, Broker UBS AG	4,800	(5)
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, Expires 11/30/11, Broker Bank of America NA	2,500	(180)
Receive a fixed rate of 4.49% and pay a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker Deutsche Bank AG	2,600	(8)
Receive a fixed rate of 3.85% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG	800	(65)
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR, Expires 12/29/11, Broker UBS AG	1,000	(121)
Receive a fixed rate of 4.02% and pay a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG	1,800	(720)
Receive a fixed rate of 2.08% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	4,300	(309)
Receive a fixed rate of 3.26% and pay a floating rate based on 3-month LIBOR, Expires 6/10/13, Broker Goldman Sachs Bank USA	3,000	(23,500)
Receive a fixed rate of 2.02% and pay a floating rate based on 3-month LIBOR, Expires 9/23/13, Broker CitiBank N.A	600	(16,726)
Receive a fixed rate of 3.88% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker JPMorgan Chase Bank	2,000	(24,681)

		(66,325)

Total Options Written (Premiums Received — $1,075,269) — (1.1)%		(1,702,163)

Total Investments, Net of TBA Sale Commitments and Options Written - 129.9%		$193,129,801
Liabilities in Excess of Other Assets — (29.9)%		(44,476,076)

Net Assets — 100.0%		$148,653,725

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$287,661,835

Gross unrealized appreciation	$8,162,634
Gross unrealized depreciation	(823,895)

Net unrealized appreciation	$7,338,739

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of security has been pledged as collateral in connection with swaps.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Represents or includes a to-be-announced TBA. Unsettled TBA transactions as of report date were as follows:

		Unrealized
	Market	Appreciation
Counterparty	Value	(Depreciation)

Bank of America Securities	$1,709,328	$1,777
Barclays Capital	(3,182,344)	5,110
BNP Paribas	656	2,531
CitiGroup Global Markets, Inc.	7,834,531	14,945
Credit Suisse Securities (USA) LLC	12,030,453	24,227
Daiwa Securities America, Inc.	(322,687)	—
Deutsche Bank Securities, Inc.	5,979,797	15,535
Goldman Sachs & Co.	(2,329,422)	7,578
Greenwich Capital Markets	2,242,328	7,242
JPMorgan Securities, Inc.	61,203	(41,203)
Morgan Stanley & Co., Inc.	(598,828)	(12,883)
Nomura Securities International, Inc.	(5,622,640)	3,032
UBS Securities	1,400,094	(3,797)
Wells Fargo Bank, NA	(737,625)	1,012

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund (formerly known as BlackRock Government Income V.I. Fund)

(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(g)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(h)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	December 31,	Net	September 30,
Affiliate	2010	Activity	2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	10,842,723	(5,717,296)	5,125,427	$8,160

(i)	Represents the current yield as of report date.
•	Reverse repurchase agreements outstanding as of September 30, 2011 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount

Merrill Lynch & Co., Inc.	(0.1)%	8/31/11	11/15/11	$3,222,841	$3,222,869

•	Financial futures contracts purchased as of September 30, 2011 were as follows:

					Unrealized
				Notional	Appreciation
Contracts	Issue	Exchange	Expiration	Value	(Depreciation)

127	2-Year US Treasury Note	Chicago Board of Trade	December 2011	$27,997,424	$(31,627)
42	5-Year US Treasury Note	Chicago Board of Trade	December 2011	$5,148,357	(4,013)
13	90-Day Euro-Dollar	Chicago Mercantile	March 2012	$3,220,511	10,314
21	90-Day Euro-Dollar	Chicago Mercantile	June 2012	$5,209,464	9,561
29	90-Day Euro-Dollar	Chicago Mercantile	September 2012	$7,132,717	75,233
29	90-Day Euro-Dollar	Chicago Mercantile	December 2012	$7,200,417	7,170
16	90-Day Euro-Dollar	Chicago Mercantile	March 2013	$3,913,282	62,718
24	90-Day Euro-Dollar	Chicago Mercantile	June 2013	$5,893,167	66,632
27	90-Day Euro-Dollar	Chicago Mercantile	September 2013	$6,567,935	129,415
25	90-Day Euro-Dollar	Chicago Mercantile	December 2013	$6,061,888	129,050
2	90-Day Euro-Dollar	Chicago Mercantile	March 2014	$485,756	8,720

Total					$463,173

•	Financial futures contracts sold as of September 30, 2011 were as follows:

					Unrealized
				Notional	Appreciation
Contracts	Issue	Exchange	Expiration	Value	(Depreciation)

81	90-Day Euro-Dollar	Chicago Mercantile	December 2011	$20,144,738	$2,062
127	10-Year US Treasury Note	Chicago Board of Trade	December 2011	$16,528,415	6,509
53	30-Year US Treasury Bond	Chicago Board of Trade	December 2011	$7,444,766	(114,359)
45	Ultra Long Term US Treasury Bond	Chicago Board of Trade	December 2011	$6,439,887	(698,238)
134	5-Year US Treasury Note	Chicago Board of Trade	December 2011	$16,411,746	$(1,160)

Total					$(805,186)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund (formerly known as BlackRock Government Income V.I. Fund)
•	Foreign currency exchange contracts as of September 30, 2011 were as follows:

						Unrealized
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Depreciation

MYR	5,762,000	USD	1,888,375	HSBC Securities	9/15/11	$(83,520)

•	Interest rate swaps outstanding as of September 30, 2011 were as follows:

				Notional	Unrealized
Fixed	Floating		Expiration	Amount	Appreciation
Rate	Rate	Counterparty	Date	(000)	(Depreciation)

1.33% (1)	3-month LIBOR	Deutsche Bank AG	7/12/13	$1,900	$25,663
0.45% (2)	3-month LIBOR	BNP Paribas	8/18/13	$1,200	2,616
2.36% (1)	3-month LIBOR	Citibank NA	12/20/15	$2,200	119,207
2.15% (1)	3-month LIBOR	Deutsche Bank AG	4/28/16	$1,000	49,877
2.27% (1)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	8/13/16	$900	4,855
2.20% (1)	3-month LIBOR	Bank of America NA	8/15/16	$1,000	4,051
1.81% (1)	3-month LIBOR	Citibank NA	8/31/18	$700	5,935
2.74% (2)	3-month LIBOR	Citibank NA	9/21/20	$400	(24,877)
2.50% (1)	3-month LIBOR	Deutsche Bank AG	9/30/20	$500	21,081
2.57% (1)	3-month LIBOR	Deutsche Bank AG	10/19/20	$500	23,907
3.18% (2)	3-month LIBOR	Deutsche Bank AG	12/07/20	$10,000	(988,036)
3.27% (2)	3-month LIBOR	Deutsche Bank AG	5/16/21	$2,920	(310,865)
3.11% (1)	3-month LIBOR	Deutsche Bank AG	6/08/21	$2,500	229,882
3.08% (1)	3-month LIBOR	Citibank NA	6/15/21	$2,300	207,077
2.57% (1)	3-month LIBOR	Deutsche Bank AG	8/08/21	$100	4,342
2.35% (1)	3-month LIBOR	Deutsche Bank AG	8/12/21	$900	21,057
2.18% (2)	3-month LIBOR	JPMorgan Chase & Co.	9/08/21	$2,700	(18,943)
2.21% (1)	3-month LIBOR	Credit Suisse Securities LLC	9/09/21	$500	4,868
2.21% (2)	3-month LIBOR	Deutsche Bank AG	9/09/21	$5,000	(48,682)
2.21% (1)	3-month LIBOR	UBS AG	9/12/21	$1,300	12,538
2.20% (2)	3-month LIBOR	Credit Suisse Securities LLC	9/15/21	$300	(2,668)
2.17% (2)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	9/15/21	$100	(591)
2.25% (1)	3-month LIBOR	Deutsche Bank AG	9/28/21	$820	2,415
3.75% (1)	3-month LIBOR	Goldman Sach International	9/28/21	$2,000	248,533
2.18% (2)	3-month LIBOR	Deutsche Bank AG	9/30/21	$300	(1,793)

Total					$(408,551)

(1)	Pays floating interest rate and receives fixed rate.

(2)	Pays fixed interest rate and receives floating rate.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	6

Schedule of Investments (concluded)	BlackRock U.S. Government Bond V.I. Fund (formerly known as BlackRock Government Income V.I. Fund)
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$288,712,483	—	$288,712,483
Short-Term Securities	$5,125,427	—	—	5,125,427
Liabilities:
Investments:
TBA Sale Commitments	—	(100,168,610)	—	(100,168,610)

Total	$5,125,427	$188,543,873	—	$193,669,300

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$608,148	$2,049,804	—	$2,657,952
Liabilities:
Foreign currency exchange contracts	—	(83,520)	—	(83,520)
Interest rate contracts	(873,772)	(3,074,243)	—	(3,948,015)

Total	$(265,624)	$(1,107,959)	—	$(1,373,583)

[1]	See above Schedule of Investments for values in each security type.

[2]	Derivative financial instruments are financial futures contracts, foreign currency exchange contracts, options and swaps. Financial futures contracts, foreign currency exchange contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	7

BlackRock Value Opportunities V.I. Fund
Schedule of Investments September 30, 2011 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 3.7%
Ceradyne, Inc. (a)	25,400	$683,006
Curtiss-Wright Corp.	60,100	1,732,683
Esterline Technologies Corp. (a)	34,000	1,762,560
Moog, Inc., Class A (a)(b)	50,800	1,657,096
Spirit Aerosystems Holdings, Inc., Class A (a)	117,000	1,866,150

		7,701,495

Automobiles — 0.5%
Thor Industries, Inc.	51,100	1,131,865

Beverages — 0.5%
Cott Corp. (a)	151,500	1,031,715

Biotechnology — 0.4%
Arena Pharmaceuticals, Inc. (a)(b)	288,100	417,745
MannKind Corp. (a)(b)	115,500	437,745

		855,490

Capital Markets — 0.8%
BGC Partners, Inc.	140,300	846,009
Investment Technology Group, Inc. (a)(b)	85,800	839,982

		1,685,991

Chemicals — 2.4%
Ferro Corp. (a)(b)	68,400	420,660
Huntsman Corp.	154,500	1,494,015
OM Group, Inc. (a)	36,000	934,920
Rockwood Holdings, Inc. (a)	58,500	1,970,865
Spartech Corp. (a)	86,700	277,440

		5,097,900

Commercial Banks — 7.4%
Bank of Hawaii Corp.	23,200	844,480
Banner Corp.	52,328	669,275
Comerica, Inc.	22,697	521,350
Cullen/Frost Bankers, Inc.	33,600	1,540,896
East-West Bancorp, Inc.	76,100	1,134,651
First Financial Bankshares, Inc. (b)	29,400	769,104
First Midwest Bancorp, Inc.	140,700	1,029,924
National Penn Bancshares, Inc.	251,300	1,761,613
Old National Bancorp	155,300	1,447,396
Pinnacle Financial Partners, Inc. (a)	112,300	1,228,562
PrivateBancorp, Inc.	93,200	700,864
UMB Financial Corp.	35,300	1,132,424
Umpqua Holdings Corp.	130,700	1,148,853
Wintrust Financial Corp.	57,300	1,478,913

		15,408,305

Communications Equipment — 2.3%
Arris Group, Inc. (a)	221,600	2,282,480
Harmonic, Inc. (a)(b)	252,400	1,075,224
Plantronics, Inc.	50,300	1,431,035

		4,788,739

Computers & Peripherals — 1.6%
NCR Corp. (a)	115,300	1,947,417
QLogic Corp. (a)	116,100	1,472,148

		3,419,565

Construction & Engineering — 0.9%
Foster Wheeler AG (a)	48,900	869,931
URS Corp. (a)	32,600	966,916

		1,836,847

Containers & Packaging — 0.7%
Packaging Corp. of America	19,600	456,680
Rock-Tenn Co., Class A	19,100	929,788

		1,386,468

Electric Utilities — 2.1%
Allete, Inc.	50,900	1,864,467
UIL Holdings Corp.	78,200	2,575,126

		4,439,593

Electrical Equipment — 0.5%
Regal-Beloit Corp.	22,000	998,360

Electronic Equipment, Instruments & Components — 2.3%
Checkpoint Systems, Inc. (a)(b)	90,600	1,230,348
Ingram Micro, Inc., Class A (a)	107,900	1,740,427
ScanSource, Inc. (a)	64,500	1,906,620

		4,877,395

Energy Equipment & Services — 3.1%
Bristow Group, Inc.	500	21,215
C & J Energy Services, Inc. (a)(b)	11,100	182,484
CARBO Ceramics, Inc.	1,800	184,554
Oil States International, Inc. (a)	25,700	1,308,644
Pioneer Drilling Co. (a)	226,800	1,628,424
Superior Energy Services, Inc. (a)	60,600	1,590,144
Tesco Corp. (a)	7,400	85,840
Tetra Technologies, Inc. (a)	190,100	1,467,572

		6,468,877

Food & Staples Retailing — 0.1%
The Fresh Market, Inc. (a)	3,300	125,928

Food Products — 0.9%
Diamond Foods, Inc. (b)	22,300	1,779,317

Gas Utilities — 1.8%
South Jersey Industries, Inc.	11,900	592,025
Southwest Gas Corp.	87,500	3,164,875

		3,756,900

Portfolio Abbreviation
ADR            American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	1

BlackRock Value Opportunities V.I. Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Equipment & Supplies — 5.9%
CONMED Corp. (a)	55,600	$1,279,356
Hansen Medical, Inc. (a)(b)	376,100	1,248,652
Invacare Corp.	134,000	3,087,360
OraSure Technologies, Inc. (a)(b)	485,259	3,862,662
Wright Medical Group, Inc. (a)(b)	154,400	2,760,672

		12,238,702

Health Care Providers & Services — 6.5%
Coventry Health Care, Inc. (a)	122,500	3,529,225
Health Net, Inc. (a)	136,500	3,236,415
Healthways, Inc. (a)	191,700	1,884,411
LCA-Vision, Inc. (a)	192,300	411,522
Owens & Minor, Inc.	61,100	1,740,128
Tenet Healthcare Corp. (a)	656,300	2,710,519

		13,512,220

Hotels, Restaurants & Leisure — 1.8%
Dunkin’ Brands Group, Inc. (a)(b)	11,000	304,700
Gaylord Entertainment Co. (a)(b)	66,200	1,280,308
Papa John’s International, Inc. (a)(b)	37,900	1,152,160
Ruby Tuesday, Inc. (a)	135,900	973,044

		3,710,212

Household Durables — 0.6%
KB Home	114,300	669,798
MDC Holdings, Inc.	25,900	438,746
Skullcandy, Inc. (a)(b)	10,100	142,713

		1,251,257

IT Services — 1.2%
Acxiom Corp. (a)	110,400	1,174,656
Convergys Corp. (a)	152,500	1,430,450

		2,605,106

Insurance — 2.4%
Delphi Financial Group, Inc., Class A	39,900	858,648
ProAssurance Corp.	35,300	2,542,306
RLI Corp.	16,600	1,055,428
Selective Insurance Group, Inc.	37,100	484,155

		4,940,537

Internet Software & Services — 1.5%
IAC/InterActiveCorp. (a)	55,700	2,202,935
ValueClick, Inc. (a)(b)	64,300	1,000,508

		3,203,443

Leisure Equipment & Products — 0.4%
Leapfrog Enterprises, Inc. (a)	270,600	911,922

Life Sciences Tools & Services — 1.4%
Affymetrix, Inc. (a)(b)	429,300	2,103,570
Pharmaceutical Product Development, Inc.	31,900	818,554

		2,922,124

Machinery — 8.3%
AGCO Corp. (a)	56,000	1,935,920
Altra Holdings, Inc. (a)	153,600	1,777,152

Astec Industries, Inc. (a)	26,000	761,280
Briggs & Stratton Corp.	111,700	1,509,067
CIRCOR International, Inc.	47,100	1,383,327
EnPro Industries, Inc. (a)(b)	61,000	1,810,480
IDEX Corp.	65,000	2,025,400
Kennametal, Inc.	52,900	1,731,946
RBC Bearings, Inc. (a)(b)	51,000	1,733,490
Robbins & Myers, Inc.	52,600	1,825,746
Terex Corp. (a)	72,300	741,798

		17,235,606

Media — 0.8%
Harte-Hanks, Inc.	186,000	1,577,280

Metals & Mining — 1.2%
Carpenter Technology Corp.	52,000	2,334,280
Stillwater Mining Co. (a)	12,700	107,950

		2,442,230

Multi-Utilities — 3.1%
NorthWestern Corp.	70,000	2,235,800
OGE Energy Corp.	51,800	2,475,522
Vectren Corp.	64,800	1,754,784

		6,466,106

Multiline Retail — 1.6%
Big Lots, Inc. (a)	44,500	1,549,935
Fred’s, Inc.	104,700	1,116,102
Saks, Inc. (a)(b)	77,000	673,750

		3,339,787

Oil, Gas & Consumable Fuels — 5.6%
Bill Barrett Corp. (a)	31,700	1,148,808
Cabot Oil & Gas Corp.	23,000	1,423,930
Gastar Exploration Ltd. (a)	42,800	128,400
GeoResources, Inc. (a)	35,600	633,324
HollyFrontier Corp.	81,790	2,144,534
Oasis Petroleum, Inc. (a)	88,000	1,965,040
SM Energy Co.	48,300	2,929,395
Whiting Petroleum Corp. (a)	22,900	803,332
World Fuel Services Corp.	18,200	594,230

		11,770,993

Paper & Forest Products — 0.7%
Wausau Paper Corp.	234,600	1,499,094

Pharmaceuticals — 0.2%
K-V Pharmaceutical Co., Class A (a)(b)	381,500	515,025

Professional Services — 1.4%
Kelly Services, Inc., Class A	83,400	950,760
Kforce, Inc. (a)(b)	102,700	1,007,487
Resources Connection, Inc.	101,400	991,692

		2,949,939

Real Estate Investment Trusts (REITs) — 6.2%
Acadia Realty Trust	95,900	1,793,330
BioMed Realty Trust, Inc.	64,800	1,073,736
CommonWealth REIT	81,550	1,547,003

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	2

BlackRock Value Opportunities V.I. Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
Corporate Office Properties Trust	45,600	$993,168
Cousins Properties, Inc.	210,100	1,229,085
Dupont Fabros Technology, Inc.	133,300	2,624,677
Kilroy Realty Corp.	28,700	898,310
Lexington Corporate Properties Trust (b)	190,150	1,243,581
Omega Healthcare Investors, Inc.	97,900	1,559,547

		12,962,437

Road & Rail — 1.2%
Marten Transport Ltd.	99,100	1,708,484
Vitran Corp., Inc. (a)	213,100	841,745

		2,550,229

Semiconductors & Semiconductor Equipment — 3.2%
CSR Plc — ADR (a)	4,682	62,458
Cymer, Inc. (a)(b)	24,100	896,038
DSP Group, Inc. (a)	217,900	1,285,610
MKS Instruments, Inc.	42,800	929,188
PMC-Sierra, Inc. (a)	263,700	1,576,926
Standard Microsystems Corp. (a)	63,000	1,222,200
Teradyne, Inc. (a)	69,500	765,195

		6,737,615

Software — 2.3%
Bottomline Technologies, Inc. (a)	92,103	1,854,954
Compuware Corp. (a)(b)	210,500	1,612,430
Progress Software Corp. (a)	77,700	1,363,635

		4,831,019

Specialty Retail — 5.4%
Ascena Retail Group, Inc. (a)	77,900	2,108,753
The Children’s Place Retail Stores, Inc. (a)	32,000	1,488,960
Collective Brands, Inc. (a)	42,600	552,096
Express, Inc.	106,600	2,162,914
Genesco, Inc. (a)	44,700	2,303,391
The Men’s Wearhouse, Inc.	36,500	951,920
Penske Auto Group, Inc.	52,300	836,800
The Pep Boys — Manny, Moe & Jack	85,500	843,885

		11,248,719

Textiles, Apparel & Luxury Goods — 1.8%
G-III Apparel Group, Ltd. (a)(b)	53,300	1,218,438
The Jones Group, Inc.	90,000	828,900
Perry Ellis International, Inc. (a)	27,200	511,360
The Warnaco Group, Inc. (a)	24,500	1,129,205

		3,687,903

Thrifts & Mortgage Finance — 0.7%
Dime Community Bancshares, Inc.	63,100	639,203
Provident Financial Services, Inc.	70,900	762,175

		1,401,378

Total Common Stocks — 97.4%		203,301,633

Warrants (c)	Shares	Value

Commercial Banks — 0.3%
Texas Capital Bancshares, Inc. (Expires 1/16/19)	67,800	$714,612

Total Warrants — 0.3%		714,612

Total Long-Term Investments (Cost — $214,703,182) — 97.7%		204,016,245

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (d)(e)	4,579,511	4,579,511

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.16% (d)(e)(f)	$19,984	19,983,834

Total Short-Term Securities (Cost — $24,563,345) — 11.8%		24,563,345

Total Investments (Cost — $239,266,527*) — 109.5%		228,579,590
Liabilities in Excess of Other Assets — (9.5)%		(19,875,484)

Net Assets — 100.0%		$208,704,106

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$242,319,514

Gross unrealized appreciation	$23,010,478
Gross unrealized depreciation	(36,750,402)

Net unrealized depreciation	$(13,739,924)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	3

Schedule of Investments (concluded)	BlackRock Value Opportunities V.I. Fund

	Shares/		Shares/
	Beneficial		Beneficial
	Interest		Interest
	Held at		Held at
	December 31,	Net	September 30,
Affiliate	2010	Activity	2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	9,464,328	(4,884,817)	4,579,511	$3,543
BlackRock Liquidity Series, LLC Money Market Series	$2,733,600	$17,250,234	$19,983,834	$80,810

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$204,016,245	—	—	$204,016,245
Short-Term Securities	4,579,511	$19,983,834	—	24,563,345

Total	$208,595,756	$19,983,834	—	$228,579,590

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2011	4

Item 2 — Controls and Procedures
2(a) —	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) —	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 — Exhibits
Certifications — Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.
By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Variable Series Funds, Inc.

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Variable Series Funds, Inc.

Date: November 23, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Variable Series Funds, Inc.

Date: November 23, 2011